UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – 64.1%
Brazil – 0.3%
Federal Republic of Brazil (A-/Baa2)
BRL	59,768	6.000%	08/15/50	$ 29,480

Chile – 1.1%
Republic of Chile (AA-/Aa3)
	$150,000	3.625	10/30/42	123,000

Colombia – 3.7%
Republic of Colombia (NR/NR)
COP	484,800,000	7.000	05/04/22	253,405
	17,300,000	6.000	04/28/28	7,971
Republic of Colombia (BBB/Baa3)
	$200,000	2.625	03/15/23	176,000

				437,376

Costa Rica – 0.8%
Republic of Costa Rica (BB/Baa3)
	70,000	9.995	08/01/20	93,100

Dominican Republic – 1.0%
Dominican Republic (B+/B1)
	110,000	7.500	05/06/21	117,700

Gabon – 1.0%
Republic of Gabon (BB-/NR)
	100,000	8.200	12/12/17	113,250

Honduras – 1.7%
Republic of Honduras (B+/B2)
	220,000	7.500	03/15/24	193,600

Hungary – 0.9%
Hungary Government Bond (BB/Ba1)
HUF	22,280,000	6.750	11/24/17	103,543

Indonesia – 4.7%
Republic of Indonesia (BB+/Baa3)
	$340,000	6.875	01/17/18	379,950
	200,000	4.625	04/15/43	173,000

				552,950

Ivory Coast(a) – 0.7%
Republic of Ivory Coast (NR/NR)
	100,000	5.750	12/31/32	81,500

Malaysia – 2.0%
Malaysia Government Bond (NR/A3)
MYR	710,000	4.160	07/15/21	232,079

Mexico – 9.7%
United Mexican States (A-/Baa1)
MXN	2,397,800	8.000	12/17/15	200,214

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (A-/Baa1) – (continued)
MXN	4,409,000	6.250%	06/16/16	$ 356,757
	348,500	7.500	06/03/27	30,036
	66,100	8.500	05/31/29	6,051
	480,300	8.500	11/18/38	43,211
	122,804	4.000	11/15/40	10,440
	3,241,800	7.750	11/13/42	270,216
United Mexican States (BBB/Baa1)
	$220,000	3.625	03/15/22	217,250

				1,134,175

Nigeria – 0.9%
Nigeria Government Bond (NR/NR)
NGN	15,885,000	15.100	04/27/17	101,949

Panama – 0.6%
Republic of Panama (BBB/Baa2)
	$50,000	8.875	09/30/27	69,500

Paraguay – 1.6%
Republic of Paraguay (BB-/Ba3)
	200,000	4.625	01/25/23	192,000

Peru – 0.9%
Peru Government Bond (NR/NR)
PEN	304,000	5.200	09/12/23	106,110

Poland – 3.4%
Poland Government Bond (A/A2)
PLN	615,259	3.000	08/24/16	191,927
	190,000	5.250	10/25/20	61,366
	110,000	5.750	10/25/21	36,527
Poland Government Bond (A/NR)
	350,000	3.750	04/25/18	105,564

				395,384

Romania – 0.2%
Republic of Romania (NR/NR)
RON	90,000	5.900	07/26/17	26,755

Russia – 8.5%
Russian Federation (BBB/Baa1)(a)
	$506,600	7.500	03/31/30	592,089
Russian Federation (BBB+/Baa1)
RUB	12,000,000	7.600	07/20/22	369,642
	1,000,000	8.150	02/03/27	31,301

				993,032

Slovenia(b) – 3.0%
Republic of Slovenia (A-/Ba1)
	$370,000	4.750	05/10/18	352,656

South Africa – 3.4%
Republic of South Africa (A-/Baa1)
ZAR	440,000	10.500	12/21/26	53,985

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (NR/Baa1)
ZAR	3,850,000	7.000%	02/28/31	$ 338,350

				392,335

Thailand – 2.5%
Thailand Government Bond (NR/Baa1)
THB	9,010,000	3.450	03/08/19	289,051

Turkey – 5.9%
Republic of Turkey (NR/NR)
TRY	470,000	5.000	05/13/15	234,901
	30,000	8.500	09/14/22	15,539
	480,000	9.000	03/08/17	256,418
	131,131	3.000	02/23/22	68,515
Republic of Turkey (NR/Baa3)
	$100,000	7.000	03/11/19	115,500

				690,873

Ukraine – 1.7%
Ukraine Government Bond (B/B3)
	200,000	9.250	07/24/17	199,250

Uruguay – 0.3%
Republic of Uruguay (BBB-/Baa3)
	30,000	8.000	11/18/22	37,200

Venezuela – 3.6%
Republic of Venezuela (B/B2)
	360,000	7.750	10/13/19	296,100
	140,000	9.250	09/15/27	117,950

				414,050

TOTAL SOVEREIGN DEBT OBLIGATIONS				$ 7,471,898

Corporate Obligations – 15.7%
Brazil – 1.7%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	$200,000	7.375%	02/02/22	$ 203,278

Canada – 1.8%
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
	200,000	6.350	06/12/42	208,080

Chile(c) – 1.7%
Banco de Credito e Inversiones (A/A1)
	200,000	3.000	09/13/17	195,540

Colombia(c) – 0.9%
Bancolombia SA (NR/Baa2)
	100,000	5.950	06/03/21	106,385

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Ireland – 1.8%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	$200,000	7.748%	02/02/21	$ 212,500

Kazakhstan – 1.5%
KazMunayGas National Co. (BBB-/Baa3)
	200,000	5.750	04/30/43	177,000

Peru(c) – 2.8%
Corp Lindley S.A. (BB+/NR)
	300,000	6.750	11/23/21	326,679

Turkey – 1.6%
Turkiye Vakiflar Bankasi Tao (NR/Baa2)
	200,000	3.750	04/15/18	188,500

United Arab Emirates – 1.9%
Dolphin Energy Ltd. (NR/A1)
	200,000	5.500	12/15/21	215,000

TOTAL CORPORATE OBLIGATIONS				$ 1,832,962

Structured Notes – 3.2%
Brazil – 1.2%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)) (NR/NR)
BRL	125,000	6.000%	08/15/50	$ 143,152

Indonesia(b) – 2.0%
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
IDR	2,200,000,000	8.250	06/17/32	231,118

TOTAL STRUCTURED NOTES				$ 374,270

TOTAL INVESTMENTS – 83.0%				$ 9,679,130

OTHER ASSETS IN EXCESS OF LIABILITIES – 17.0%				1,983,973

NET ASSETS – 100.0%				$11,663,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $583,774, which represents approximately 5.0% of net assets as of June 30, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	09/18/13	$28,598	$48
	HUF/EUR	09/18/13	23,438	168
	PLN/EUR	09/18/13	28,646	251
	USD/CLP	07/12/13	11,989	11
	USD/EUR	09/18/13	48,178	1,235
	USD/MYR	07/12/13	58,439	561
	USD/PLN	09/18/13	23,660	340
	USD/RUB	07/17/13	449,262	10,441
Barclays Bank PLC	EUR/USD	09/18/13	28,646	33
	MYR/USD	07/12/13	81,260	260
	USD/AUD	09/18/13	11,007	415
	USD/COP	07/17/13	34,405	595
	USD/PHP	07/11/13	24,799	201
	ZAR/USD	09/18/13	126,303	1,303
BNP Paribas SA	HUF/USD	09/18/13	20,083	83
	USD/EUR	09/18/13	57,684	1,384
	USD/KRW	07/17/13	46,581	419
	USD/PLN	09/18/13	70,404	256
	USD/TRY	09/18/13	148,826	887
	ZAR/USD	09/18/13	11,672	557
Citibank NA	PHP/USD	07/26/13	40,350	350
	RUB/USD	07/19/13	29,036	36
	USD/AUD	09/18/13	46,371	1,879
	USD/EUR	09/18/13	48,178	944
	USD/JPY	09/18/13	23,551	449
	USD/KRW	07/12/13	48,463	537
	USD/MYR	07/08/13	73,287	1,639
	USD/MYR	07/12/13	48,907	93
	USD/MYR	07/17/13	195,774	4,226
	USD/RUB	07/11/13	48,413	587
	USD/RUB	07/19/13	24,488	512
Deutsche Bank AG (London)	EUR/USD	09/18/13	28,646	20
	HUF/EUR	09/18/13	84,637	932
	IDR/USD	07/17/13	90,369	1,369
	JPY/USD	09/18/13	29,046	46
	PHP/USD	07/11/13	49,865	733
	USD/AUD	09/18/13	11,820	407
	USD/HUF	09/18/13	55,908	148
	USD/MXN	09/18/13	164,774	2,550
	USD/RUB	07/22/13	23,973	27
	ZAR/USD	09/18/13	205,889	3,600
HSBC Bank PLC	COP/USD	07/17/13	34,438	438
	HUF/EUR	09/18/13	24,740	276
	SGD/USD	09/18/13	28,112	112
	USD/CNY	08/22/13	96,875	125
JPMorgan Securities, Inc.	CLP/USD	07/19/13	29,181	181
	KRW/USD	08/01/13	55,178	178
	USD/CLP	07/19/13	36,168	832
	USD/JPY	09/18/13	28,778	222
	USD/MXN	09/18/13	24,846	154
Merrill Lynch International Bank Ltd.	USD/COP	07/17/13	29,661	378
Morgan Stanley Capital Services, Inc.	IDR/USD	07/17/13	443,866	866
	TRY/USD	09/18/13	165,929	929
	USD/BRL	07/08/13	47,157	2,186

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Capital Services, Inc. (continued)	USD/BRL	08/02/13	$28,860	$140
	USD/CHF	09/18/13	22,766	213
	USD/EUR	09/18/13	23,438	657
	USD/IDR	07/17/13	334,956	44
	USD/JPY	09/18/13	57,424	576
	USD/MXN	09/18/13	48,316	684
Royal Bank of Canada	USD/BRL	07/18/13	24,453	547
Royal Bank of Scotland PLC	EUR/USD	09/18/13	58,595	81
	USD/RUB	07/19/13	114,211	222
	USD/TRY	09/18/13	24,696	304
Standard Chartered Bank	USD/AUD	09/18/13	29,095	87
State Street Bank	EUR/CZK	09/18/13	80,317	798
	MXN/USD	09/18/13	186,288	4,679
	SGD/USD	09/18/13	29,232	232
	USD/JPY	09/18/13	24,507	493
	USD/MXN	09/18/13	48,078	922
	USD/PLN	09/18/13	12,033	255
UBS AG (London)	USD/BRL	07/12/13	24,116	884
	USD/BRL	07/18/13	71,717	2,283
	USD/INR	07/12/13	24,348	652
	USD/RUB	07/08/13	98,428	1,572
Westpac Banking Corp.	USD/AUD	09/18/13	65,369	1,681
	USD/JPY	09/18/13	24,160	1,078
	USD/KRW	07/05/13	24,501	499
	USD/SGD	09/18/13	196,480	3,007

TOTAL				$69,999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$23,850	$(412)
	USD/COP	07/17/13	48,343	(343)
	USD/PLN	09/18/13	57,151	(151)
Barclays Bank PLC	BRL/USD	07/17/13	80,503	(497)
	EUR/USD	09/18/13	23,438	(714)
	HUF/EUR	09/18/13	28,646	(59)
	MYR/USD	07/08/13	58,763	(1,237)
	PEN/USD	07/17/13	12,560	(190)
	PLN/EUR	09/18/13	46,876	(782)
	PLN/USD	09/18/13	120,518	(1,482)
	USD/CLP	07/24/13	24,251	(251)
	USD/ZAR	09/18/13	29,761	(761)
BNP Paribas SA	EUR/CZK	09/18/13	28,693	(46)
	EUR/USD	09/18/13	28,646	(175)
	USD/PLN	09/18/13	29,998	(44)
	USD/ZAR	09/18/13	38,437	(584)
Citibank NA	EUR/USD	09/18/13	57,293	(281)
	ILS/USD	09/18/13	20,869	(203)
	KRW/USD	07/15/13	23,755	(245)
	RUB/USD	07/08/13	98,023	(1,977)
	USD/ILS	09/18/13	19,208	(8)
	USD/PHP	07/11/13	25,066	(66)
	USD/PHP	07/23/13	24,348	(348)
	USD/RUB	07/25/13	29,110	(110)
Deutsche Bank AG (London)	AUD/USD	09/18/13	64,555	(1,488)
	EUR/USD	09/18/13	67,710	(1,319)
	HUF/USD	09/18/13	71,382	(425)
	IDR/USD	07/17/13	89,009	(991)
	JPY/USD	09/18/13	24,740	(260)
	MXN/USD	09/18/13	71,726	(1,774)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	PLN/EUR	09/18/13	$96,356	$(1,488)
	RUB/USD	07/11/13	63,849	(1,498)
	THB/USD	09/25/13	98,525	(218)
	USD/CNH	09/18/13	49,033	(33)
	USD/KRW	07/17/13	11,208	(208)
	USD/MXN	09/18/13	119,025	(1,233)
	USD/PHP	07/23/13	49,932	(822)
	USD/PLN	09/18/13	29,016	(16)
	USD/ZAR	09/18/13	40,713	(632)
HSBC Bank PLC	BRL/USD	07/18/13	93,588	(4,412)
	USD/CNH	09/18/13	49,147	(147)
JPMorgan Securities, Inc.	EUR/USD	09/18/13	119,794	(2,248)
	INR/USD	07/12/13	24,629	(371)
	JPY/USD	09/18/13	67,898	(602)
	MXN/USD	09/18/13	48,261	(739)
	RUB/USD	07/19/13	182,731	(273)
	RUB/USD	07/25/13	84,894	(106)
	SGD/USD	09/18/13	97,523	(1,477)
	USD/CLP	08/02/13	58,029	(29)
	USD/COP	07/17/13	40,055	(55)
	USD/TRY	09/18/13	97,851	(331)
	USD/ZAR	09/18/13	11,455	(340)
Merrill Lynch International Bank Ltd.	ILS/USD	09/18/13	22,850	(150)
	USD/PEN	07/24/13	20,010	(10)
Morgan Stanley Capital Services, Inc.	BRL/USD	07/17/13	320,922	(14,078)
	COP/USD	07/17/13	58,533	(467)
	TRY/USD	09/18/13	38,626	(917)
	USD/ILS	09/18/13	24,511	(11)
Royal Bank of Canada	BRL/USD	07/12/13	23,068	(932)
	USD/MXN	09/18/13	82,165	(1,749)
Royal Bank of Scotland PLC	CNY/USD	08/22/13	97,934	(66)
	MYR/USD	07/17/13	623,039	(13,961)
	TRY/USD	09/18/13	120,494	(2,506)
	USD/TRY	09/18/13	82,673	(673)
State Street Bank	EUR/PLN	09/18/13	23,460	(22)
	EUR/USD	09/18/13	28,646	(238)
	JPY/USD	09/18/13	23,621	(379)
	PHP/USD	07/17/13	123,064	(1,936)
	USD/MXN	09/18/13	132,996	(1,091)
UBS AG (London)	BRL/USD	07/08/13	47,157	(2,843)
	CHF/USD	09/18/13	24,525	(475)
	RUB/USD	07/15/13	48,287	(713)
	RUB/USD	07/17/13	481,093	(11,907)
	RUB/USD	07/22/13	28,970	(30)
	USD/RUB	08/01/13	29,058	(58)
	USD/ZAR	09/18/13	31,001	(43)
Westpac Banking Corp.	AUD/USD	09/18/13	70,010	(2,366)
	KRW/USD	07/05/13	98,869	(1,131)
	SGD/USD	09/18/13	24,831	(169)

TOTAL				$(93,422)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

10 Year U.S. Treasury Notes	(1)	September 2013	$(126,562)	$(123)
20 Year U.S. Treasury Bonds	(1)	September 2013	(135,844)	(361)

TOTAL				$(484)

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Citibank NA	MXN	190	06/01/23	6.230%	Mexico Interbank TIIE 28 Days	$(427)
	KRW	405,460	06/05/23	3 month KWCDC	3.040%	6,968
Deutsche Bank Securities, Inc.	BRL	2,650	01/04/16	9.280	1 Month Brazilian Interbank Deposit Average	(27,733)
	MXN	390	06/01/23	6.255	Mexico Interbank TIIE 28 Days	(814)
Morgan Stanley & Co.	BRL	820	01/02/15	9.925	1 Month Brazilian Interbank Deposit Average	415

TOTAL						$(21,591)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,090,882

Gross unrealized gain	21,640
Gross unrealized loss	(433,392)

Net unrealized security loss	$(411,752)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 59.5%
Argentina – 1.3%
Republic of Argentina (NR/NR)
EUR	4,300,995	7.820%		12/31/33	$ 3,093,109
	4,455,562	7.820		12/31/33	3,247,764
	$328,200	8.280		12/31/33	178,869
EUR	66,745,341	6.055	(a)	12/15/35	4,865,226
	$15,600,000	6.266	(a)	12/15/35	1,006,200
	6,570,000	6.266	(a)	12/15/35	417,195
EUR	4,910,000	2.260	(b)	12/31/38	2,077,107
	$14,560,000	2.500	(b)	12/31/38	4,695,600

					19,581,070

Belarus – 0.3%
Republic of Belarus (B-/B3)
	3,979,000	8.750		08/03/15	3,964,079
	310,000	8.950		01/26/18	307,675

					4,271,754

Belize(b)(c) – 0.1%
Government of Belize (B-/NR)
	2,446,500	5.000		02/20/38	1,467,900

Brazil – 0.6%
Federal Republic of Brazil (A-/Baa2)
BRL	14,380,998	6.000		08/15/50	7,093,281
Federal Republic of Brazil (BBB/Baa2)
	$50,000	8.250		01/20/34	66,500
	1,350,000	5.625		01/07/41	1,339,875

					8,499,656

Chile – 1.1%
Republic of Chile (AA-/Aa3)
	1,750,000	3.875		08/05/20	1,834,281
	5,501,000	3.250		09/14/21	5,500,793
	11,510,000	3.625		10/30/42	9,438,200

					16,773,274

Colombia – 3.9%
Republic of Colombia (BBB/Baa3)
	3,540,000	8.250		12/22/14	3,858,600
	3,368,000	7.375		01/27/17	3,915,300
	22,740,000	7.375		03/18/19	27,458,550
	9,540,000	2.625		03/15/23	8,395,200
	440,000	8.125		05/21/24	576,400
	4,540,000	7.375		09/18/37	5,743,100
	8,167,000	6.125		01/18/41	9,024,535

					58,971,685

Costa Rica – 1.6%
Republic of Costa Rica (BB/Baa3)
	390,000	9.995		08/01/20	518,700
	2,820,000	4.250		01/26/23	2,566,200
	11,150,000	4.250	(c)	01/26/23	10,146,500
	3,810,000	4.375		04/30/25	3,429,000
	8,140,000	5.625	(c)	04/30/43	7,326,000

					23,986,400

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Croatia – 0.1%
Republic of Croatia (BB+/Ba1)
	$1,780,000	6.375%		03/24/21	$ 1,857,875

Dominican Republic – 3.1%
Dominican Republic (NR/NR)
DOP	32,400,000	14.500		02/10/23	920,868
	11,200,000	18.500		02/04/28	382,781
	217,900,000	18.500	(c)	02/04/28	7,447,134
Dominican Republic (B+/B1)
	$6,208,109	9.040		01/23/18	6,735,798
	3,320,000	7.500	(c)	05/06/21	3,552,400
	19,042,000	7.500		05/06/21	20,374,940
	8,190,000	5.875	(c)	04/18/24	7,875,167

					47,289,088

Egypt – 0.5%
Republic of Egypt (CCC+/Caa1)
	9,170,000	5.750		04/29/20	7,244,300
	990,000	6.875		04/30/40	697,950

					7,942,250

Gabon – 0.7%
Republic of Gabon (BB-/NR)
	590,000	8.200	(c)	12/12/17	668,175
	8,930,000	8.200		12/12/17	10,113,225

					10,781,400

Ghana – 0.3%
Republic of Ghana (B/NR)
	3,659,000	8.500		10/04/17	3,860,245

Guatemala – 0.4%
Republic of Guatemala (BB/Ba1)
	760,000	5.750		06/06/22	760,000
	3,300,000	5.750	(c)	06/06/22	3,300,000
	2,800,000	4.875	(c)	02/13/28	2,520,000

					6,580,000

Honduras – 1.2%
Republic of Honduras (B+/B2)
	16,750,000	7.500	(c)	03/15/24	14,740,000
	3,793,000	7.500		03/15/24	3,337,840

					18,077,840

Hungary – 0.7%
Hungary Government Bond (BB/Ba1)
EUR	2,950,000	4.375		07/04/17	3,815,867
	$3,760,000	5.375		02/21/23	3,628,400
	2,830,000	7.625		03/29/41	2,929,050

					10,373,317

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Indonesia – 6.2%
Republic of Indonesia (BB+/Baa3)
	$820,000	7.500%		01/15/16	$ 906,100
	830,000	6.875		03/09/17	919,225
	1,454,000	6.875		01/17/18	1,624,845
	340,000	6.875	(c)	01/17/18	379,950
	5,750,000	11.625	(c)	03/04/19	7,820,000
	9,454,000	11.625		03/04/19	12,857,440
	11,870,000	5.875		03/13/20	12,789,925
	11,881,000	4.875		05/05/21	12,118,620
	9,770,000	3.750		04/25/22	9,086,100
	4,030,000	8.500		10/12/35	5,299,450
	3,440,000	6.625		02/17/37	3,732,400
	3,198,000	7.750	(c)	01/17/38	3,901,560
	18,404,000	7.750		01/17/38	22,452,880

					93,888,495

Iraq – 0.7%
Republic of Iraq (NR/NR)
	12,900,000	5.800		01/15/28	10,384,500

Ivory Coast(b) – 2.3%
Republic of Ivory Coast (NR/NR)
	41,635,000	5.750		12/31/32	33,932,525

Malaysia – 0.4%
Federation of Malaysia (A-/A3)
	5,060,000	4.646		07/06/21	5,308,945

Mexico – 4.8%
United Mexican States (A-/Baa1)
MXN	59,260,100	7.500		06/03/27	5,107,360
	10,713,200	8.500		05/31/29	980,794
	20,487,400	10.000		11/20/36	2,110,245
	2,142,900	8.500		11/18/38	192,791
	99,342,000	7.750		11/13/42	8,280,516
United Mexican States (BBB/Baa1)
	$10,570,000	5.875		01/15/14	10,818,395
	12,124,000	3.625		03/15/22	11,972,450
	9,760,000	6.050		01/11/40	10,687,200
	25,120,000	4.750		03/08/44	22,733,600

					72,883,351

Nigeria – 0.7%
Republic of Nigeria (BB-/NR)
	800,000	6.750	(c)	01/28/21	830,000
	10,040,000	6.750		01/28/21	10,416,500

					11,246,500

Pakistan – 0.3%
Islamic Republic of Pakistan (B-/Caa1)
	1,070,000	6.875	(c)	06/01/17	1,003,125
	1,830,000	6.875		06/01/17	1,715,625
	2,900,000	7.875		03/31/36	2,233,000

					4,951,750

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Panama – 2.5%
Republic of Panama (BBB/Baa2)
	$6,810,000	7.250%		03/15/15	$ 7,354,800
	4,758,000	8.875		09/30/27	6,613,620
	3,610,000	9.375	(d)	04/01/29	5,234,500
	14,930,000	6.700		01/26/36	17,468,100
	1,690,000	4.300		04/29/53	1,335,100

					38,006,120

Paraguay – 1.0%
Republic of Paraguay (BB-/Ba3)
	11,390,000	4.625	(c)	01/25/23	10,934,400
	4,740,000	4.625		01/25/23	4,550,400

					15,484,800

Peru – 1.9%
Republic of Peru (BBB/Baa2)
	7,152,000	7.350		07/21/25	9,047,280
	7,554,000	8.750		11/21/33	10,896,645
	2,460,000	6.550		03/14/37	2,884,350
	5,900,000	5.625		11/18/50	6,018,000

					28,846,275

Philippines – 1.0%
Republic of Philippines (BBB-/Ba1)
	5,869,000	8.375		06/17/19	7,585,682
	4,410,000	6.500		01/20/20	5,280,975
	1,170,000	7.500		09/25/24	1,497,600

					14,364,257

Romania – 1.1%
Republic of Romania (BB+/Baa3)
EUR	1,687,000	6.500		06/18/18	2,415,800
	$4,720,000	6.750	(c)	02/07/22	5,268,700
	5,020,000	6.750		02/07/22	5,603,575
	3,330,000	4.375	(c)	08/22/23	3,134,363

					16,422,438

Russia – 4.5%
Russian Federation (BBB/Baa1)
	900,000	5.000		04/29/20	965,250
	8,600,000	4.500		04/04/22	8,793,500
	24,200,000	4.500	(c)	04/04/22	24,744,500
	28,853,850	7.500	(b)	03/31/30	33,722,937

					68,226,187

Slovenia – 2.2%
Republic of Slovenia (A-/Ba1)
	26,240,000	5.500	(c)	10/26/22	23,865,833
	5,730,000	5.500		10/26/22	5,211,556
	3,990,000	5.850	(c)	05/10/23	3,716,741

					32,794,130

Sri Lanka – 0.1%
Republic of Sri Lanka (B+/NR)
	540,000	7.400	(c)	01/22/15	568,350
	274,000	7.400		01/22/15	288,385

					856,735

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Turkey – 3.3%
Hazine Mustesarligi Varlik Kiralama AS (NR/Baa3)
	$4,068,000	2.803%		03/26/18	$ 3,854,430
Republic of Turkey (NR/NR)
TRY	29,500,000	0.000	(e)	09/11/13	15,100,921
Republic of Turkey (NR/Baa3)
	$1,060,000	7.500		07/14/17	1,221,650
	10,040,000	7.000		03/11/19	11,596,200
	2,070,000	7.375		02/05/25	2,478,825
	5,300,000	7.250		03/05/38	6,181,125
	8,740,000	6.000		01/14/41	8,740,000

					49,173,151

Ukraine – 2.9%
Financing of Infrastrucural Projects State Enterprise (NR/B3)
	2,930,000	9.000	(c)	12/07/17	2,783,500
	500,000	9.000		12/07/17	475,000
	1,830,000	7.400		04/20/18	1,602,735
Ukraine Government Bond (B/B3)
	18,370,000	9.250		07/24/17	18,301,113
	2,150,000	7.800	(c)	11/28/22	1,913,500
	20,380,000	7.800		11/28/22	18,138,200

					43,214,048

Uruguay – 1.2%
Republic of Uruguay (BBB-/Baa3)
	14,586,000	7.625		03/21/36	18,232,500

Venezuela – 5.0%
Republic of Venezuela (B/B2)
	1,170,000	13.625		08/15/18	1,307,475
	1,830,000	7.750		10/13/19	1,505,175
	4,781,000	6.000		12/09/20	3,466,225
	9,960,000	12.750		08/23/22	10,134,300
	16,680,000	9.000		05/07/23	13,719,300
	26,720,000	8.250		10/13/24	20,240,400
	2,050,000	7.650		04/21/25	1,496,500
	940,000	11.750		10/21/26	883,600
	12,640,000	9.250		09/15/27	10,649,200
	3,160,000	9.250		05/07/28	2,543,800
	9,480,000	11.950		08/05/31	8,911,200
	300,000	9.375		01/13/34	243,000

					75,100,175

Vietnam – 0.5%
Socialist Republic of Vietnam (BB-/B2)
	4,310,000	6.875		01/15/16	4,579,375
	2,720,000	6.750		01/29/20	2,869,600

					7,448,975

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Zambia – 1.0%
Republic of Zambia (B+/NR)
	$3,030,000	5.375	%(c)	09/20/22	$ 2,711,850
	13,741,000	5.375		09/20/22	12,298,195

					15,010,045

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 896,089,656

Foreign Debt Obligations – 1.3%
Supranational – 1.3%
Corporacion Andina de Fomento (AA-/Aa3)
	$10,149,000	3.750%		01/15/16	$ 10,717,205
	9,664,000	4.375		06/15/22	9,857,280

TOTAL FOREIGN DEBT OBLIGATIONS					$ 20,574,485

Corporate Obligations – 31.7%
Austria(f) – 0.0%
OGX Austria GMBH (CCC/Caa2)
	$1,580,000	8.375	%(c)	04/01/22	$ 462,150
	281,000	8.375		04/01/22	84,651

					546,801

Azerbaijan – 0.3%
State Oil Company of the Azerbaijan Republic (BB+/Ba1)
	5,000,000	5.450		02/09/17	5,125,000

Brazil – 2.1%
Banco do Estado do Rio Grande do Sul SA (NR/Ba1)
	7,920,000	7.375	(c)	02/02/22	8,049,380
	1,720,000	7.375		02/02/22	1,748,189
Brazil Minas SPE via State of Minas Gerais (BBB/NR)(c)
	14,220,000	5.333		02/15/28	13,935,600
Companhia Energetica de Sao Paulo (NR/Ba1)
BRL	2,583,176	9.750		01/15/15	1,247,249
Independencia International Ltd. (NR/NR)(c)(f)(g)
	$1,277,436	12.000		12/30/16	—
Raizen Energy Finance Ltd. (BBB/Baa3)(f)
	450,000	7.000		02/01/17	497,250
Raizen Fuels Finance Ltd. (BBB/Baa3)(f)
	5,458,000	9.500		08/15/14	5,812,738

					31,290,406

British Virgin Islands – 1.7%
CNOOC Finance 2013 Ltd. (AA-/Aa3)(f)
	15,470,000	3.000		05/09/23	14,155,050
	3,250,000	4.250		05/09/43	2,799,641
PCCW Capital No 4 Ltd. (NR/NR)
	1,930,000	5.750		04/17/22	1,949,145
Sparkle Assets Ltd. (BB+/B1)(f)
	2,840,000	6.875		01/30/20	2,669,600
Yingde Gases Investment Ltd. (BB-/Ba3)(c)(f)
	4,080,000	8.125		04/22/18	3,957,600

					25,531,036

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Canada – 1.2%
Eldorado Gold Corp. (BB/Ba3)(c)(f)
$5,080,000	6.125%		12/15/20	$ 4,927,600
Pacific Rubiales Energy Corp. (BB+/Ba2)(c)(f)
4,580,000	5.125		03/28/23	4,335,314
PTT Exploration and Production Public Co. Ltd. (BBB+/Baa1)
1,515,000	5.692		04/05/21	1,621,353
PTTEP Canada International Finance Ltd. (BBB+/Baa1)
3,080,000	5.692	(c)	04/05/21	3,299,450
1,150,000	6.350	(c)	06/12/42	1,198,902
2,130,000	6.350		06/12/42	2,216,052

				17,598,671

Chile(f) – 2.8%
AES Gener SA (BBB-/Baa3)
6,509,000	5.250		08/15/21	6,746,492
1,320,000	5.250	(c)	08/15/21	1,368,031
Banco de Credito e Inversiones (A/A1)
14,250,000	3.000	(c)	09/13/17	13,927,180
2,010,000	3.000		09/13/17	1,965,181
Banco del Estado de Chile (AA-/Aa3)
4,670,000	4.125	(c)	10/07/20	4,652,243
2,340,000	3.875	(c)	02/08/22	2,249,783
1,510,000	3.875		02/08/22	1,451,868
CFR International SpA (BB+/NR)
2,180,000	5.125		12/06/22	2,150,716
CorpGroup Banking SA (NR/Ba3)(c)
3,830,000	6.750		03/15/23	3,807,200
E.CL SA (BBB-/NR)
2,490,000	5.625	(c)	01/15/21	2,592,719
430,000	5.625		01/15/21	447,800

				41,359,213

Colombia – 2.1%
Banco de Bogota SA (BBB-/Baa2)(f)
5,314,000	5.000		01/15/17	5,490,552
1,450,000	5.000	(c)	01/15/17	1,498,492
Bancolombia SA (NR/Ba1)
1,970,000	6.125		07/26/20	2,038,950
Bancolombia SA (NR/Baa2)(f)
3,520,000	5.950		06/03/21	3,744,757
Empresa de Energia de Bogota SA (BB+/Baa3)(f)
4,627,000	6.125		11/10/21	4,795,735
4,100,000	6.125	(c)	11/10/21	4,249,202
Empresas Publicas de Medellin ESP (NR/Baa3)(f)
3,039,000	7.625		07/29/19	3,476,068
Transportadora de Gas Internacional SA (BBB-/Baa3)(f)
2,240,000	5.700		03/20/22	2,305,059
Transportadora de Gas Internacional SA ESP (BBB-/Baa3)(c)(f)
3,250,000	5.700		03/20/22	3,344,244

				30,943,059

Costa Rica(c) – 0.1%
Instituto Costarricense de Electricidad (NR/Baa3)
1,940,000	6.375		05/15/43	1,746,000

Croatia(c) – 0.2%
Hrvatska Elektroprivreda (BB-/Ba2)
2,290,000	6.000		11/09/17	2,318,625

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Dominican Republic(c)(f) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (BB-/Ba3)
	$4,690,000	9.250%		11/13/19	$ 4,711,674

Guatemala(f) – 0.3%
Central American Bottling Corp. (BB/Ba2)
	2,560,000	6.750	(c)	02/09/22	2,682,050
	1,274,000	6.750		02/09/22	1,334,808

					4,016,858

Hong Kong – 0.9%
China Oil & Gas Group Ltd. (BB+/Ba1)(c)(f)
	2,140,000	5.250		04/25/18	2,107,900
Hainan Airlines Hong Kong Co. Ltd. (A/A1)(f)
	3,000,000	3.625		02/07/20	2,834,477
Metropolitan Light International Ltd. (NR/NR)(f)
	4,080,000	5.250		01/17/18	3,855,600
Sun Hung Kai Properties Capital Market Ltd. (A+/A1)
	4,740,000	4.500		02/14/22	4,655,486

					13,453,463

Indonesia – 0.8%
Pertamina Persero PT (BB+/Baa3)(c)
	12,380,000	5.625		05/20/43	10,708,700
Perusahaan Penerbit SBSN (BB+/Baa3)
	1,370,000	4.000	(c)	11/21/18	1,328,900
	586,000	4.000		11/21/18	568,420

					12,606,020

Ireland – 2.5%
AHML Finance Ltd. (BBB/Baa1)(c)
RUB	103,900,000	7.750		02/13/18	3,095,979
EDC Finance Ltd. (BB+/NR)(c)
	$3,640,000	4.875		04/17/20	3,312,400
MTS International Funding Ltd. (BB/Ba2)
	7,880,000	8.625		06/22/20	9,259,000
Phosagro OAO via Phosagro Bond Funding Ltd. (NR/Baa3)(c)
	4,610,000	4.204		02/13/18	4,483,225
Rosneft Oil Co. via Rosneft International Finance Ltd. (BBB/Baa1)(c)
	5,530,000	4.199		03/06/22	5,115,250
Sibur Securities Ltd. (NR/Ba1)(c)
	5,900,000	3.914		01/31/18	5,428,000
Uralkali OJSC via Uralkali Finance Ltd. (NR/Baa3)(c)
	5,510,000	3.723		04/30/18	5,262,050
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB/Ba3)
	270,000	9.125		04/30/18	306,450
	1,850,000	7.748	(c)	02/02/21	1,965,625

					38,227,979

Israel(c) – 0.1%
Israel Electric Corp. Ltd. (BB+/Baa3)
	1,460,000	5.625		06/21/18	1,491,025

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Kazakhstan – 3.0%
Kazakhstan Temir Zholy Finance BV (BBB-/Baa3)
$330,000	6.375%		10/06/20	$ 357,225
700,000	6.375	(c)	10/06/20	757,750
1,200,000	6.950	(c)	07/10/42	1,203,000
200,000	6.950		07/10/42	200,500
Kazatomprom (NR/Baa3)
700,000	6.250	(c)	05/20/15	730,625
1,780,000	6.250		05/20/15	1,857,875
KazMunaiGaz Finance Sub BV (BBB-/Baa3)
2,100,000	11.750	(c)	01/23/15	2,375,625
2,620,000	11.750		01/23/15	2,963,875
1,080,000	7.000	(c)	05/05/20	1,212,300
KazMunayGas National Co. (BBB-/Baa3)
2,000,000	9.125		07/02/18	2,400,000
676,000	7.000		05/05/20	758,810
2,530,000	6.375	(c)	04/09/21	2,732,400
1,840,000	6.375		04/09/21	1,987,200
27,080,000	5.750	(c)	04/30/43	23,965,800
Samruk-Energy JSC (BB+/NR)
2,150,000	3.750		12/20/17	2,021,000

				45,523,985

Luxembourg – 2.6%
Andrade Gutierrez International SA (NR/Ba1)(c)(f)
3,990,000	4.000		04/30/18	3,762,613
BC Luxco 1 SA (NR/Ba3)(f)
2,380,000	7.375		01/29/20	2,261,000
Gaz Capital SA for Gazprom (BBB/Baa1)
2,419,000	5.999		01/23/21	2,515,760
GPN Capital SA for Gazprom (BBB-/Baa3)(c)
3,910,000	4.375		09/19/22	3,587,425
MHP SA (B/NR)(c)
1,580,000	8.250		04/02/20	1,407,506
Millicom International Cellular SA (NR/Ba2)(c)(f)
3,340,000	4.750		05/22/20	3,176,461
SB Capital SA (NR/A3)
1,890,000	5.717		06/16/21	1,925,438
TNK-BP Finance SA (BBB/Baa2)
1,869,000	7.500		07/18/16	2,074,590
1,180,000	6.625	(c)	03/20/17	1,280,300
3,000,000	6.625		03/20/17	3,255,000
7,150,000	7.875		03/13/18	8,133,125
2,840,000	7.250		02/02/20	3,166,600
Wind Acquisition Finance SA (B/B3)(f)
1,040,000	11.750	(c)	07/15/17	1,081,600
1,000,000	11.750		07/15/17	1,045,000
Wind Acquisition Finance SA (BB-/Ba3)(c)(f)
600,000	6.500		04/30/20	594,000

				39,266,418

Mexico – 1.4%
GEO Maquinaria (CCC+/NR)(f)
504,400	9.625		05/02/21	292,552
388,000	9.625	(c)	05/02/21	225,040
Grupo Cementos de Chihuahua SAB de CV (B/NR)(c)(f)
710,000	8.125		02/08/20	731,989
Grupo KUO SAB de CV (BB/NR)(c)(f)
1,640,000	6.250		12/04/22	1,683,603
Metalsa SA de CV (BB+/NR)(c)
4,130,000	4.900		04/24/23	4,047,853
Pemex Project Funding Master Trust (BBB/Baa1)(f)
4,490,000	6.625		06/15/35	4,703,275

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (NR/Baa1)(c)(f)
$610,000	5.500%		06/27/44	$ 550,525
Petroleos Mexicanos (BBB/Baa1)(f)
512,000	8.000		05/03/19	620,800
3,530,000	5.500		01/21/21	3,759,450
2,020,000	4.875		01/24/22	2,058,771
630,000	6.500		06/02/41	652,050
Tenedora Nemak SA de CV (BB-/Ba2)(c)(f)
2,600,000	5.500		02/28/23	2,448,514

				21,774,422

Netherlands – 2.5%
Ajecorp BV (BB/NR)(f)
1,700,000	6.500	(c)	05/14/22	1,700,562
3,650,000	6.500		05/14/22	3,652,383
Arcos Dorados Holdings, Inc. (NR/Ba2)(f)
3,934,000	7.500		10/01/19	4,204,397
Bharti Airtel International Netherlands BV (BB+/NR)(c)(f)
5,270,000	5.125		03/11/23	4,782,525
Listrindo Capital BV (BB-/Ba2)(f)
1,290,000	6.950	(c)	02/21/19	1,315,988
3,560,000	6.950		02/21/19	3,666,800
Lukoil International Finance BV (BBB/Baa2)(f)
1,660,000	7.250		11/05/19	1,867,500
860,000	6.125		11/09/20	907,300
880,000	4.563		04/24/23	816,200
1,300,000	4.563	(c)	04/24/23	1,205,750
Metinvest BV (NR/B3)
1,000,000	8.750		02/14/18	922,500
Republic of Angola Via Northern Lights III BV (BB-/Ba3)
5,100,000	7.000		08/16/19	5,265,750
VimpelCom Holdings BV (BB/Ba3)
490,000	7.504	(c)	03/01/22	504,700
4,860,000	7.504		03/01/22	5,005,800
2,700,000	5.950	(c)	02/13/23	2,484,000

				38,302,155

Paraguay(f) – 0.4%
Banco Continental SAECA (BB-/Ba2)(c)
1,900,000	8.875		10/15/17	2,028,250
Telefonica Celular del Paraguay SA (NR/Ba3)
4,420,000	6.750		12/13/22	4,600,701

				6,628,951

Peru(f) – 1.1%
Banco de Credito del Peru (NR/Ba1)(a)(c)
3,380,000	6.125		04/24/27	3,477,927
Corp Financiera de Desarrollo SA (BBB/NR)
1,339,000	4.750	(c)	02/08/22	1,327,544
4,208,000	4.750		02/08/22	4,172,233
Corp Lindley S.A. (BB+/NR)
880,000	6.750	(c)	11/23/21	958,138
2,030,000	6.750		11/23/21	2,210,526
1,500,000	4.625	(c)	04/12/23	1,447,539
Transportadora de Gas del Peru SA (BBB/Baa2)(c)
3,510,000	4.250		04/30/28	3,053,562

				16,647,469

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Philippines – 0.3%
Development Bank of Philippines (BBB-/NR)
	$1,610,000	5.500%		03/25/21	$ 1,722,700
Energy Development Corp. (NR/NR)
	2,525,000	6.500		01/20/21	2,727,000

					4,449,700

South Africa(f) – 0.3%
Peermont Proprietary Global Ltd. (CCC/Caa1)
EUR	3,000,000	7.750		04/30/14	3,802,338

Turkey – 1.0%
Anadolu Efes Biracilik ve Malt Sanayii AS (BBB-/Baa3)(c)
	$6,695,000	3.375		11/01/22	5,807,912
Export Credit Bank of Turkey (BB+/Baa3)
	2,240,000	5.375		11/04/16	2,307,200
	270,000	5.375	(c)	11/04/16	278,100
Turkiye Vakiflar Bankasi Tao (NR/Baa2)(c)
	7,160,000	3.750		04/15/18	6,748,300

					15,141,512

Ukraine – 0.3%
Financing of Infrastructural Projects State Enterprise (NR/B3)
	4,990,000	8.375		11/03/17	4,690,600

United Arab Emirates – 1.2%
ADCB Finance Cayman Ltd. (A-/NR)
	6,570,000	4.500		03/06/23	6,405,750
Dolphin Energy Ltd. (NR/A1)
	2,596,109	5.888	(f)	06/15/19	2,836,249
	3,350,000	5.500		12/15/21	3,601,250
Dubai Holding Commercial Operations MTN Ltd. (NR/B2)
EUR	1,050,000	4.750		01/30/14	1,366,732
GBP	1,450,000	6.000		02/01/17	2,150,242
National Bank of Abu Dhabi (A+/Aa3)
	$1,530,000	3.000		08/13/19	1,461,150

					17,821,373

United Kingdom – 0.6%
Ferrexpo Finance PLC (B/Caa1)
	850,000	7.875		04/07/16	786,250
State Export-Import Bank of Ukraine JSC via Biz Finance PLC (NR/B3)
	3,910,000	8.750		01/22/18	3,440,800
Vedanta Resources PLC (BB/Ba3)(c)
	4,460,000	7.125		05/31/23	4,221,557

					8,448,607

United States(c)(f)(h) – 0.1%
New Cotai LLC/New Cotai Capital Corp. (NR/NR)
	750,000	10.625		05/01/19	733,125

Venezuela(f) – 1.5%
Petroleos de Venezuela SA (B/NR)
	8,841,900	5.250		04/12/17	7,184,044
	15,810,000	9.000		11/17/21	13,280,400
	3,720,000	5.375		04/12/27	2,232,000
	310,000	5.500		04/12/37	179,025

					22,875,469

TOTAL CORPORATE OBLIGATIONS					$ 477,071,954

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes – 1.4%
Brazil – 1.4%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
BRL	8,735,261	6.000%	08/19/40	$ 4,295,698
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)) (NR/NR)
	1,797,000	6.000	08/15/50	2,057,964
	3,445,000	6.000	08/15/50	3,945,289
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	22,297,903	6.000	08/15/40	10,965,335

TOTAL STRUCTURED NOTES				$ 21,264,286

U.S. Treasury Obligations – 1.3%
United States – 1.3%
United States Treasury Bonds
	$5,700,000	2.875%	05/15/43	$ 5,043,189
United States Treasury Notes(i)
	14,600,000	1.375	05/31/20	14,086,664

TOTAL U.S. TREASURY OBLIGATIONS				$ 19,129,853

Shares		Description		Value
Common Stock – 0.0%
United States – 0.0%
	3 New Cotai Class B Shares			$ —

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS				$ 1,434,130,234

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investments – 2.0%
Certificate of Deposit – 0.3%
Banco Del Estado De Chile
	$4,700,000	0.200%	08/27/13	$ 4,700,000

Repurchase Agreement(j) – 1.7%
Joint Repurchase Agreement Account II
	25,400,000	0.158	07/01/13	25,400,000

TOTAL SHORT-TERM INVESTMENTS				$ 30,100,000

TOTAL INVESTMENTS – 97.2%				$ 1,464,230,234

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%				41,742,317

NET ASSETS – 100.0%				$ 1,505,972,551

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $385,862,549, which represents approximately 25.6% of net assets as of June 30, 2013.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Security is currently in default and/or non-income producing.

(h)	Pay-in-kind securities.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
MTN	— Medium Term Note
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	09/18/13	$3,047,000	$5,140
	HUF/EUR	09/18/13	3,136,777	22,520
	PLN/EUR	09/18/13	3,049,536	26,626
	USD/CLP	07/12/13	1,635,502	1,498
	USD/EUR	09/18/13	6,281,366	161,038
	USD/MYR	07/12/13	7,784,247	74,753
	USD/PLN	09/18/13	3,123,124	44,876
Barclays Bank PLC	CNY/USD	08/22/13	24,281,594	373,594
	EUR/USD	09/18/13	3,052,140	3,510
	MYR/USD	07/12/13	5,908,923	18,923
	USD/AUD	09/18/13	1,474,874	55,578
	USD/PHP	07/11/13	3,248,674	26,326
	ZAR/USD	09/18/13	3,032,294	31,294
BNP Paribas SA	USD/EUR	09/18/13	12,426,473	298,111
	ZAR/USD	09/18/13	1,529,096	73,031
Citibank NA	CNY/USD	07/12/13	14,116,221	205,356
	PHP/USD	07/26/13	6,054,530	52,530
	RUB/USD	07/17/13	7,825,048	22,291
	RUB/USD	07/19/13	3,076,820	3,820
	USD/AUD	09/18/13	6,268,211	253,950
	USD/EUR	09/18/13	6,259,230	122,702
	USD/JPY	09/18/13	3,108,689	59,311
	USD/KRW	07/12/13	6,477,203	71,797
	USD/MYR	07/12/13	11,109,958	21,042
	USD/RUB	07/11/13	6,470,543	78,457
	USD/RUB	07/19/13	3,154,107	65,893
Credit Suisse International (London)	CLP/USD	07/19/13	3,092,208	34,208
	KRW/USD	08/01/13	4,710,443	28,443
	USD/BRL	07/17/13	8,646,672	1,038,183
	USD/CLP	07/19/13	4,719,629	116,371
	USD/CLP	08/02/13	2,435,200	1,800
	USD/RUB	07/17/13	1,634,918	58,113
	USD/RUB	07/22/13	3,164,045	3,955
Deutsche Bank AG (London)	EUR/USD	09/18/13	3,013,077	2,112
	HUF/EUR	09/18/13	8,997,563	99,167
	JPY/USD	09/18/13	3,051,790	4,790
	PHP/USD	07/23/13	914,491	15,053
	USD/AUD	09/18/13	1,527,501	52,589
	USD/BRL	07/17/13	6,834,627	813,017
	USD/HUF	09/18/13	19,194,412	88,325
	USD/KRW	07/05/13	3,211,520	58,585
	USD/RUB	07/15/13	25,321,122	491,309
	USD/SGD	09/18/13	25,953,520	398,280
	USD/TRY	09/27/13	14,118,578	547,109
	ZAR/USD	09/18/13	3,247,953	47,953
HSBC Bank PLC	CNY/USD	07/08/13	26,338,921	477,921
	CNY/USD	07/12/13	17,038,186	245,214
	HUF/EUR	09/18/13	3,287,821	36,706
	SGD/USD	09/18/13	3,012,989	11,989
	USD/CNY	08/22/13	12,758,526	16,474
JPMorgan Securities, Inc.	USD/EUR	08/07/13	18,777,979	29,111
	USD/GBP	08/08/13	2,318,834	40,021
	USD/JPY	09/18/13	2,992,906	23,094
	USD/MXN	09/18/13	3,254,825	20,175

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	$6,035,809	$33,809
	USD/BRL	07/08/13	6,268,156	290,558
	USD/BRL	08/02/13	3,032,257	14,743
	USD/CHF	09/18/13	4,037,908	37,687
	USD/EUR	09/18/13	3,132,871	87,825
	USD/JPY	09/18/13	5,981,034	59,966
	USD/MXN	09/18/13	6,362,905	90,095
	USD/TRY	09/18/13	16,602,919	394,118
Royal Bank of Canada	USD/BRL	07/10/13	5,679,812	334,188
	USD/BRL	07/18/13	3,149,486	70,514
	USD/KRW	07/05/13	2,238,913	56,432
Royal Bank of Scotland PLC	CNY/USD	08/22/13	20,062,573	250,270
	EUR/USD	09/18/13	6,096,467	8,462
	USD/TRY	09/18/13	3,235,186	39,814
Standard Chartered Bank	USD/AUD	09/18/13	3,014,997	9,013
State Street Bank	EUR/CZK	09/18/13	11,076,435	110,093
	MXN/USD	09/18/13	6,137,907	126,907
	SGD/USD	09/18/13	3,082,506	24,506
	USD/JPY	09/18/13	3,208,422	64,578
	USD/MXN	09/18/13	6,331,529	121,471
	USD/PLN	09/18/13	25,786,800	547,330
UBS AG (London)	USD/BRL	07/12/13	3,159,185	115,815
	USD/BRL	07/18/13	14,833,024	486,976
	USD/INR	07/12/13	3,189,646	85,354
	USD/MXN	07/26/13	4,045,603	46,780
	USD/RUB	07/08/13	12,964,909	207,091
Westpac Banking Corp.	USD/AUD	09/18/13	6,182,636	197,400
	USD/JPY	09/18/13	2,797,728	124,783
	USD/KRW	07/05/13	3,256,632	66,368

TOTAL				$11,076,980

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$3,177,315	$(54,861)
	MXN/USD	09/18/13	36,599,201	(633,096)
	USD/PLN	09/18/13	6,035,992	(15,992)
Barclays Bank PLC	EUR/USD	09/18/13	3,123,756	(95,201)
	HUF/EUR	09/18/13	3,040,421	(6,338)
	MYR/USD	07/08/13	7,647,959	(161,041)
	PHP/USD	07/23/13	2,323,747	(43,055)
	PLN/EUR	09/18/13	6,261,835	(104,562)
	PLN/USD	09/18/13	2,964,556	(36,444)
	USD/CLP	07/24/13	3,201,128	(33,128)
	USD/CNY	07/08/13	13,910,238	(68,238)
	USD/CNY	08/22/13	24,437,258	(371,258)
	USD/ZAR	09/18/13	3,089,021	(79,021)
BNP Paribas SA	EUR/CZK	09/18/13	3,017,941	(4,864)
	EUR/USD	09/18/13	3,041,723	(18,540)
	MYR/USD	07/12/13	9,597,367	(165,450)
Citibank NA	EUR/USD	09/18/13	5,988,392	(29,260)
	ILS/USD	09/18/13	3,319,018	(32,299)
	KRW/USD	07/15/13	3,167,388	(32,612)
	PHP/USD	07/11/13	7,537,414	(38,952)
	RUB/USD	07/08/13	13,034,175	(262,825)
	RUB/USD	07/11/13	206,457	(4,803)
	USD/BRL	07/10/13	8,591,976	(107,795)
	USD/ILS	09/18/13	2,535,429	(1,029)
	USD/PHP	07/11/13	3,228,446	(8,446)
	USD/PHP	07/23/13	3,238,238	(46,238)
	USD/RUB	07/25/13	3,069,576	(11,576)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Credit Suisse International (London)	RUB/USD	07/11/13	$ 2,426,590	$(12,786)
	RUB/USD	07/17/13	1,931,487	(24,421)
	RUB/USD	07/25/13	10,918,708	(36,292)
	USD/CLP	08/02/13	3,047,612	(612)
Deutsche Bank AG (London)	AUD/USD	09/18/13	6,124,553	(158,831)
	BRL/USD	07/10/13	6,120,320	(453,787)
	EUR/USD	09/18/13	9,320,485	(194,225)
	JPY/USD	09/18/13	3,240,015	(33,985)
	KRW/USD	07/05/13	12,287,226	(136,774)
	MXN/USD	09/18/13	8,441,272	(208,728)
	PLN/EUR	09/18/13	15,896,128	(224,117)
	RUB/USD	07/11/13	898,757	(6,027)
	RUB/USD	07/17/13	6,662,375	(227,240)
	USD/CNH	09/18/13	6,444,358	(4,358)
	USD/MXN	09/18/13	12,636,802	(143,164)
	USD/PHP	07/11/13	1,060,294	(15,573)
	USD/PLN	09/18/13	3,048,716	(1,716)
HSBC Bank PLC	BRL/USD	07/18/13	15,297,749	(721,251)
	USD/CNH	09/18/13	6,353,942	(18,942)
	USD/CNY	07/08/13	15,272,514	(115,514)
	USD/CNY	07/12/13	33,918,688	(301,688)
JPMorgan Securities, Inc.	EUR/USD	09/18/13	15,799,772	(296,878)
	INR/USD	07/12/13	3,225,437	(48,563)
	JPY/USD	09/18/13	7,766,052	(78,448)
	MXN/USD	09/18/13	6,281,767	(96,233)
	RUB/USD	07/11/13	1,208,082	(23,933)
	RUB/USD	07/17/13	983,203	(17,168)
	SGD/USD	09/18/13	12,753,724	(193,276)
	USD/MXN	07/26/13	20,286,246	(474,501)
	USD/ZAR	09/18/13	1,500,658	(44,593)
Merrill Lynch International Bank Ltd.	ILS/USD	09/18/13	2,385,371	(15,629)
Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	2,777,486	(84,385)
	USD/ILS	09/18/13	3,168,960	(1,460)
Royal Bank of Canada	BRL/USD	07/12/13	3,052,615	(123,385)
Royal Bank of Scotland PLC	TRY/USD	09/18/13	15,746,581	(327,419)
	USD/TRY	09/18/13	9,310,493	(74,493)
State Street Bank	EUR/PLN	09/18/13	3,125,386	(2,932)
	EUR/USD	09/18/13	3,049,536	(25,252)
	JPY/USD	09/18/13	3,117,978	(50,022)
	USD/MXN	07/26/13	3,578,116	(17,958)
	USD/MXN	09/18/13	15,995,888	(132,923)
UBS AG (London)	BRL/USD	07/08/13	6,268,156	(377,844)
	CHF/USD	09/18/13	3,211,778	(62,222)
	RUB/USD	07/15/13	6,306,935	(93,065)
	RUB/USD	07/22/13	3,069,770	(3,230)
	USD/BRL	07/24/13	3,231,800	(63,800)
	USD/MXN	07/26/13	1,788,915	(63,354)
	USD/RUB	08/01/13	3,053,135	(6,135)
	USD/ZAR	09/18/13	3,276,391	(4,520)
Westpac Banking Corp.	AUD/USD	09/18/13	9,328,669	(315,164)
	SGD/USD	09/18/13	3,198,190	(21,810)

TOTAL				$(8,647,550)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	203	September 2013	$29,904,438	$(932,361)
2 Year U.S. Treasury Notes	174	September 2013	38,280,000	(57,748)
5 Year U.S. Treasury Notes	438	September 2013	53,018,531	(633,713)
10 Year U.S. Treasury Notes	(841)	September 2013	(106,439,063)	(107,717)
20 Year U.S. Treasury Bonds	(374)	September 2013	(50,805,562)	1,792,114

TOTAL				$60,575

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	BRL	5,340		01/04/16	8.010%	1 month Brazilian Interbank Deposit Average	$(109,409)
		82,240		01/04/16	8.090	1 month Brazilian Interbank Deposit Average	(1,618,646)
	MXN	40,240		05/31/23	6.650	Mexico Interbank TIIE 28 Days	16,981
Citibank NA	BRL	16,140		01/02/15	8.518	1 month Brazilian Interbank Deposit Average	(106,545)
		31,490		01/04/16	8.550	1 month Brazilian Interbank Deposit Average	(517,116)
Credit Suisse International (London)		3,740		01/04/16	8.130	1 month Brazilian Interbank Deposit Average	(72,241)
	PLN	25,800		05/16/18	6 month WIBOR	2.660%	369,036
Deutsche Bank Securities, Inc.		41,300		01/10/18	6 month WIBOR	3.455	177,516
	KRW	21,700,000	(a)	12/21/22	3 month KWCDC	3.390	113,356
		1,400,000	(a)	01/09/23	3 month KWCDC	3.390	7,428
	PLN	21,100		06/06/23	6 month WIBOR	3.345	402,352
JPMorgan Securities, Inc.		35,930		01/10/18	6 month WIBOR	3.425	169,564
Morgan Stanley Capital Services, Inc.	BRL	54,080		01/02/15	9.925	1 month Brazilian Interbank Deposit Average	27,364
		4,340		01/04/16	8.140	1 month Brazilian Interbank Deposit Average	(83,379)
	KRW	6,983,920	(a)	12/12/22	3 month KWCDC	3.260	67,980
		18,128,470	(a)	12/12/22	3 month KWCDC	3.290	157,425
		18,128,470	(a)	12/13/22	3 month KWCDC	3.300	151,134
		33,000,000	(a)	01/09/23	3 month KWCDC	3.380	186,630

TOTAL							$(660,570)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) of the swap contract(s) is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Russian Federation, 7.500%, 03/31/30	$8,500	1.000%	09/20/18	1.941%	$(439,637)	$50,181
Barclays Bank PLC	Federal Republic of Brazil, 12.250%, 03/06/30	9,000	1.000	09/20/18	1.860	(487,937)	112,483
	Federal Republic of Brazil, 12.250%, 03/06/30	1,970	1.000	12/20/22	2.260	(75,488)	(117,838)
Deutsche Bank Securities, Inc.	Federal Republic of Brazil, 12.250%, 03/06/30	8,900	1.000	06/20/23	2.284	(796,183)	(126,132)
	Federal Republic of Brazil, 12.250%, 03/06/30	10,500	1.000	09/20/23	2.295	(1,055,993)	(61,284)
	United Mexican States, 5.950%, 03/19/19	3,000	1.000	09/20/23	1.775	(194,372)	(3,008)

TOTAL						$(3,049,610)	$(145,598)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,542,957,159

Gross unrealized gain	17,216,926
Gross unrealized loss	(95,943,851)

Net unrealized security loss	$(78,726,925)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 92.1%
Aerospace – 0.6%
Silver II Borrower/Silver II US Holdings LLC (CCC+/Caa1)(a)
	$7,050,000	7.750%	12/15/20	$ 7,164,563
Spirit AeroSystems, Inc. (BB-/Ba3)
	3,000,000	7.500	10/01/17	3,135,000
	10,750,000	6.750	12/15/20	11,180,000
TransDigm, Inc. (CCC+/Caa1)(a)
	11,800,000	7.500	07/15/21	11,888,500

				33,368,063

Airlines – 0.6%
Air Canada (B+/B2)(a)
	20,500,000	9.250	08/01/15	21,499,375
Air Canada (BB/B1)(a)
	2,650,000	5.375	11/15/22	2,592,495
Continental Airlines, Inc. (B+/B1)
	450,000	6.125	04/29/18	454,500
United Continental Holdings, Inc. (B/B2)
	9,600,000	6.375	06/01/18	9,408,000

				33,954,370

Automotive – 0.2%
General Motors Financial Co., Inc. (BB-/Ba3)(a)
	5,400,000	4.750	08/15/17	5,548,500
	1,650,000	3.250	05/15/18	1,588,125
General Motors Liquidation Co. (NR/NR)(b)
	2,000,000	7.700	04/15/16	—
	7,125,000	7.125	07/15/13	—
	1,000,000	8.800	03/01/49	—
	14,500,000	8.375	07/15/49	—
LKQ Corp. (BB-/Ba3)(a)
	2,700,000	4.750	05/15/23	2,565,000

				9,701,625

Automotive Parts – 0.6%
Accuride Corp. (B-/B3)
	10,000,000	9.500	08/01/18	10,150,000
Delphi Corp. (BB+/Ba1)
	8,450,000	5.000	02/15/23	8,661,250
Mark IV USA Lux SCA/Mark IV USA SCA (BB-/Ba3)
EUR	3,600,000	8.875	12/15/17	5,013,954
Meritor, Inc. (B-/NR)(c)(d)
	$2,554,000	4.000	02/15/19	2,269,484
Navistar International Corp. (CCC/B3)
	5,000,000	8.250	11/01/21	4,912,500

				31,007,188

Banks – 0.6%
BNP Paribas SA (BBB/Ba2)(a)(e)
	13,700,000	5.186	06/29/49	13,015,000
Citigroup, Inc. (BB/B1)(e)
	8,400,000	5.900	12/29/49	8,274,000
LBG Capital No.2 PLC (BB+/NR)
	8,000,000	7.875	03/19/20	8,316,000
Merrill Lynch & Co., Inc. (BBB+/Baa3)
	4,000,000	7.750	05/14/38	4,589,624

				34,194,624

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials – 1.3%
American Builders & Contractors Supply Co., Inc. (B/B3)(a)
	$8,000,000	5.625%	04/15/21	$ 7,840,000
Associated Materials LLC/AMH New Finance, Inc. (B-/Caa1)
	6,100,000	9.125	11/01/17	6,374,500
Boise Cascade Co. (B+/B2)
	3,050,000	6.375	11/01/20	3,080,500
Builders FirstSource, Inc. (B-/Caa2)(a)
	5,150,000	7.625	06/01/21	4,982,625
Gibraltar Industries, Inc. (BB-/B2)(a)
	8,350,000	6.250	02/01/21	8,663,125
PLY Gem Industries, Inc. (B/B3)
	11,740,000	8.250	02/15/18	12,503,100
Safway Group Holding LLC/Safway Finance Corp. (B/B3)(a)
	6,400,000	7.000	05/15/18	6,240,000
USG Corp. (BB-/B2)(a)
	5,250,000	9.750	08/01/14	5,446,875
Zachry Holdings, Inc. (B+/B2)(a)
	14,950,000	7.500	02/01/20	15,398,500

				70,529,225

Capital Goods – 0.5%
Dynacast International LLC/Dynacast Finance, Inc. (B/B2)
	11,350,000	9.250	07/15/19	12,371,500
RBS Global, Inc./Rexnord LLC (B/B3)
	5,000,000	8.500	05/01/18	5,325,000
Servus Luxembourg Holding SCA (B/B2)(a)
EUR	7,700,000	7.750	06/15/18	9,922,474

				27,618,974

Chemicals – 3.0%
Ashland, Inc. (BB/Ba1)(a)
	$6,450,000	3.875	04/15/18	6,337,125
	3,000,000	4.750	08/15/22	2,958,750
Axiall Corp. (BB/Ba3)(a)
	2,800,000	4.875	05/15/23	2,667,000
Eagle Spinco, Inc. (BB/Ba3)(a)
	15,000,000	4.625	02/15/21	14,400,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/NR)
	14,000,000	9.000	11/15/20	13,335,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	27,850,000	8.875	02/01/18	28,407,000
Huntsman International LLC (B+/B2)
	8,950,000	8.625	03/15/21	9,766,687
Huntsman International LLC (BB-/B1)
	4,150,000	4.875	11/15/20	4,098,125
Kraton Polymers LLC/Kraton Polymers Capital Corp. (B+/B1)
	13,350,000	6.750	03/01/19	13,483,500
Omnova Solutions, Inc. (B-/B2)
	14,775,000	7.875	11/01/18	15,292,125
PQ Corp. (B-/Caa1)(a)
	15,700,000	8.750	05/01/18	16,053,250
Rockwood Specialties Group, Inc. (BB/Ba2)
	9,500,000	4.625	10/15/20	9,547,500
US Coatings Acquisition, Inc./Flash Dutch 2 BV (B-/Caa1)(a)
	22,200,000	7.375	05/01/21	22,755,000

				159,101,062

Conglomerates – 0.3%
Park-Ohio Industries, Inc. (CCC+/B3)
	15,250,000	8.125	04/01/21	16,546,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Construction Machinery – 1.1%
BC Mountain LLC/BC Mountain Finance, Inc. (B-/B3)(a)
$3,250,000	7.000%		02/01/21	$ 3,331,250
Cleaver-Brooks, Inc. (B/B2)(a)
5,150,000	8.750		12/15/19	5,407,500
CNH America LLC (BB+/Ba2)
953,000	7.250		01/15/16	1,038,770
Dematic SA/DH Services Luxembourg Sarl (CCC+/Caa1)(a)
14,000,000	7.750		12/15/20	14,630,000
Mcron Finance Sub LLC (B/B1)(a)
5,700,000	8.375		05/15/19	5,821,125
Milacron LLC/Mcron Finance Corp. (B-/Caa1)(a)
11,215,000	7.750		02/15/21	11,215,000
The Manitowoc Co., Inc. (B+/B3)
5,200,000	9.500		02/15/18	5,590,000
6,200,000	8.500		11/01/20	6,789,000
4,400,000	5.875		10/15/22	4,400,000

				58,222,645

Consumer Products - Household & Leisure – 2.7%
Affinion Group, Inc. (CCC-/Caa3)
19,550,000	7.875		12/15/18	14,711,375
Alphabet Holding Co., Inc. (B-/Caa1)(f)
23,850,000	7.750		11/01/17	24,386,625
Armored Autogroup, Inc. (CCC/Caa2)
8,800,000	9.250		11/01/18	8,052,000
Elizabeth Arden, Inc. (BB-/B1)
5,000,000	7.375		03/15/21	5,362,500
First Quality Finance Co., Inc. (BB-/B2)(a)
5,000,000	4.625		05/15/21	4,750,000
Jarden Corp. (B/B1)
9,750,000	7.500		05/01/17	10,700,625
Radio Systems Corp. (B-/B3)(a)
11,950,000	8.375		11/01/19	12,846,250
Serta Simmons Holdings LLC (CCC+/Caa1)(a)
15,150,000	8.125		10/01/20	15,509,813
SIWF Merger Sub, Inc./Springs Industries, Inc. (B/B2)(a)
4,750,000	6.250		06/01/21	4,619,375
Spectrum Brands Escrow Corp. (B-/B3)(a)
3,750,000	6.375		11/15/20	3,946,875
4,000,000	6.625		11/15/22	4,240,000
The Sun Products Corp. (CCC/Caa1)(a)
19,100,000	7.750		03/15/21	18,909,000
Visant Corp. (CCC+/Caa2)
16,900,000	10.000		10/01/17	15,717,000

				143,751,438

Consumer Products - Industrial – 1.7%
ADS Waste Holdings, Inc. (CCC+/Caa1)(a)
17,550,000	8.250		10/01/20	17,813,250
HD Supply, Inc. (B+/B1)
3,500,000	8.125		04/15/19	3,823,750
HD Supply, Inc. (CCC+/B3)
15,750,000	11.000		04/15/20	18,270,000
HD Supply, Inc. (CCC+/Caa1)
30,922,000	7.500	(a)	07/15/20	31,540,440
16,650,000	11.500		07/15/20	19,314,000

				90,761,440

Consumer Products - Non Durable – 1.2%
APX Group, Inc. (B/B1)(a)
14,000,000	6.375		12/01/19	13,160,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Non Durable – (continued)
Constellation Brands, Inc. (BB+/Ba1)
$4,500,000	8.375%		12/15/14	$ 4,837,500
9,443,000	7.250		05/15/17	10,765,020
3,000,000	3.750		05/01/21	2,805,000
7,700,000	4.250		05/01/23	7,218,750
Prestige Brands, Inc. (B-/B3)
2,700,000	8.125		02/01/20	2,956,500
Prestige Brands, Inc. (BB-/Ba3)
3,000,000	8.250		04/01/18	3,202,500
Sally Holdings LLC (BB+/Ba3)
7,150,000	6.875		11/15/19	7,668,375
11,300,000	5.750		06/01/22	11,413,000

				64,026,645

Defense(a) – 0.1%
ADS Tactical, Inc. (B-/Caa1)
6,482,000	11.000		04/01/18	6,303,745

Electric – 0.1%
Puget Energy, Inc. (BB+/Ba1)
3,350,000	5.625		07/15/22	3,563,193

Emerging Markets(a) – 0.5%
Digicel Group Ltd. (NR/Caa1)
5,500,000	10.500		04/15/18	5,830,000
10,200,000	8.250		09/30/20	10,557,000
Digicel Ltd. (NR/B1)
400,000	8.250		09/01/17	410,000
7,800,000	7.000		02/15/20	7,800,000

				24,597,000

Energy - Coal – 0.6%
Arch Coal, Inc. (B-/B3)
6,000,000	7.000		06/15/19	5,010,000
7,950,000	9.875	(a)	06/15/19	7,512,750
Peabody Energy Corp. (B+/Ba3)
7,250,000	4.750		12/15/41	5,036,814
Peabody Energy Corp. (BB+/Ba1)
2,500,000	7.375		11/01/16	2,787,500
13,000,000	6.000		11/15/18	13,032,500

				33,379,564

Energy - Exploration & Production – 9.9%
Athlon Holdings LP/Athlon Finance Corp. (CCC+/Caa1)(a)
18,000,000	7.375		04/15/21	17,910,000
Aurora USA Oil & Gas, Inc. (CCC+/Caa1)(a)
17,150,000	7.500		04/01/20	16,807,000
Berry Petroleum Co. (BB-/B1)
12,500,000	6.375		09/15/22	12,453,125
Chaparral Energy, Inc. (B-/B3)
10,300,000	9.875		10/01/20	11,407,250
6,400,000	8.250		09/01/21	6,720,000
11,250,000	7.625		11/15/22	11,362,500
Chesapeake Energy Corp. (BB-/Ba3)
18,550,000	2.500	(c)	05/15/17	17,488,012
850,000	2.250	(c)	12/15/18	754,015
1,200,000	6.125		02/15/21	1,257,000
Concho Resources, Inc. (BB+/Ba3)
760,000	7.000		01/15/21	817,950
4,650,000	6.500		01/15/22	4,952,250
4,950,000	5.500		10/01/22	4,863,375
13,750,000	5.500		04/01/23	13,612,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Continental Resources, Inc. (BB+/Ba2)
$4,103,000	7.375%		10/01/20	$ 4,544,073
15,700,000	5.000		09/15/22	15,935,500
11,000,000	4.500	(a)	04/15/23	10,670,000
CrownRock LP/CrownRock Finance, Inc. (CCC+/Caa1)(a)
12,600,000	7.125		04/15/21	12,348,000
Denbury Resources, Inc. (BB/B1)
5,000,000	8.250		02/15/20	5,400,000
5,000,000	6.375		08/15/21	5,212,500
Gulfmark Offshore, Inc. (BB-/B1)
9,250,000	6.375		03/15/22	9,111,250
Halcon Resources Corp. (CCC+/Caa1)
14,000,000	9.750		07/15/20	14,000,000
23,150,000	8.875		05/15/21	22,513,375
Key Energy Services, Inc. (BB-/B1)
4,800,000	6.750		03/01/21	4,596,000
Kodiak Oil & Gas Corp. (B-/B3)
14,550,000	8.125		12/01/19	15,750,375
9,350,000	5.500	(a)	01/15/21	9,116,250
Laredo Petroleum, Inc. (B-/B3)
15,850,000	9.500		02/15/19	17,395,375
3,389,000	7.375		05/01/22	3,533,033
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)
4,000,000	6.500		05/15/19	3,900,000
5,850,000	6.250	(a)	11/01/19	5,586,750
2,850,000	7.750		02/01/21	2,850,000
Magnum Hunter Resources Corp. (NR/Caa1)(a)
4,950,000	9.750		05/15/20	5,011,875
Magnum Hunter Resources Corp. (CCC/Caa1)(a)
23,150,000	9.750		05/15/20	23,323,625
MEG Energy Corp. (BB/B1)(a)
15,600,000	6.500		03/15/21	15,522,000
26,124,000	6.375		01/30/23	25,340,280
Memorial Production Partners LP/Memorial Production Finance Corp. (B-/Caa1)(a)
14,000,000	7.625		05/01/21	13,790,000
NFR Energy LLC/NFR Energy Finance Corp. (CCC+/Caa2)
6,250,000	9.750		02/15/17	6,390,625
Plains Exploration & Production Co. (BBB/Baa3)
9,150,000	6.125		06/15/19	9,653,250
5,400,000	8.625		10/15/19	5,994,000
8,850,000	6.625		05/01/21	9,314,625
5,000,000	6.750		02/01/22	5,287,500
QEP Resources, Inc. (BB+/Ba1)
11,700,000	5.250		05/01/23	11,407,500
Quicksilver Resources, Inc. (CCC-/Caa2)(a)
4,000,000	11.000		07/01/21	3,470,000
Resolute Energy Corp. (B-/B3)
9,500,000	8.500		05/01/20	9,690,000
Rosetta Resources, Inc. (B+/B2)
7,300,000	5.625		05/01/21	7,135,750
Samson Investment Co. (B-/B3)(a)
16,850,000	9.750		02/15/20	17,734,625
SandRidge Energy, Inc. (B-/B2)
2,900,000	8.750		01/15/20	2,929,000
5,450,000	7.500		03/15/21	5,204,750
3,700,000	8.125		10/15/22	3,663,000
4,000,000	7.500		02/15/23	3,820,000
Seven Generations Energy Ltd. (CCC/B3)(a)
4,350,000	8.250		05/15/20	4,328,250
SM Energy Co. (BB-/Ba3)
6,050,000	6.500		11/15/21	6,352,500
20,000,000	5.000	(a)	01/15/24	18,800,000
Stone Energy Corp. (B-/B3)
11,575,000	8.625		02/01/17	12,066,937

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Vanguard Natural Resourses LLC/VNR Finance Corp. (B/B3)
$12,200,000	7.875%		04/01/20	$ 12,444,000

				521,541,550

Energy - Services – 1.7%
Atwood Oceanics, Inc. (BB/Ba3)
10,850,000	6.500		02/01/20	11,338,250
Basic Energy Services, Inc. (B+/B2)
4,050,000	7.750		02/15/19	3,979,125
Bristow Group, Inc. (BB-/Ba3)
4,450,000	6.250		10/15/22	4,561,250
CVR Refining LLC/Coffeyville Finance, Inc. (B+/B2)(a)
9,000,000	6.500		11/01/22	8,842,500
Offshore Group Investment Ltd. (B-/B3)
19,500,000	7.500		11/01/19	20,298,587
6,050,000	7.125	(a)	04/01/23	5,922,950
OGX Austria GMBH (CCC/Caa2)
1,600,000	8.500		06/01/18	516,000
8,600,000	8.375	(a)	04/01/22	2,515,500
4,200,000	8.375		04/01/22	1,265,250
OGX Petroleo e Gas Participacoes SA (CCC/Ca)(a)
5,600,000	8.500		06/01/18	1,806,000
Pioneer Drilling Co. (B+/B2)
4,300,000	9.875		03/15/18	4,611,750
SESI LLC (BBB-/Ba2)
5,000,000	7.125		12/15/21	5,412,500
Trinidad Drilling Ltd. (BB-/B1)(a)
18,478,000	7.875		01/15/19	19,416,951

				90,486,613

Entertainment & Leisure – 0.5%
AMC Entertainment, Inc. (CCC+/Caa1)
5,000,000	9.750		12/01/20	5,625,000
Carmike Cinemas, Inc. (B/B2)
7,650,000	7.375		05/15/19	8,262,000
Six Flags Entertainment Corp. (BB-/B3)(a)
11,000,000	5.250		01/15/21	10,560,000
Viking Cruises Ltd. (B+/B3)(a)
3,200,000	8.500		10/15/22	3,456,000

				27,903,000

Environmental – 0.3%
Casella Waste Systems, Inc. (CCC/Caa1)
15,500,000	7.750		02/15/19	14,647,500

Finance – 6.3%
Aircastle Ltd. (BB+/Ba3)
8,000,000	6.250		12/01/19	8,310,000
Ally Financial, Inc. (B+/B1)
8,000,000	4.625		06/26/15	8,200,000
38,880,000	6.250		12/01/17	41,601,600
5,250,000	8.000		03/15/20	6,116,250
3,000,000	8.000		11/01/31	3,615,000
American General Finance Corp. (CCC+/Caa1)
1,800,000	6.900		12/15/17	1,768,500
CIT Group, Inc. (BB-/Ba3)
13,200,000	5.000		05/15/17	13,497,000
9,950,000	5.250		03/15/18	10,198,750
25,000,000	5.500	(a)	02/15/19	25,687,500
2,000,000	5.000		08/15/22	1,990,000
Harbinger Group, Inc. (B/B3)(a)
15,700,000	7.875		07/15/19	16,014,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance – (continued)
International Lease Finance Corp. (BBB-/Ba2)(a)
$1,000,000	6.750%	09/01/16	$ 1,080,000
4,900,000	7.125	09/01/18	5,426,750
International Lease Finance Corp. (BBB-/Ba3)
12,125,000	8.625	09/15/15	13,246,562
20,950,000	5.750	05/15/16	21,473,750
5,000,000	8.750	03/15/17	5,562,500
3,000,000	5.875	04/01/19	3,030,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. (B+/B1)(a)
12,000,000	7.375	04/01/20	11,760,000
Jefferies LoanCore LLC/JLC Finance Corp. (B/B2)(a)
7,000,000	6.875	06/01/20	6,825,000
Nationstar Mortgage LLC (B+/NR)
5,200,000	7.875	10/01/20	5,512,000
Nationstar Mortgage LLC (B+/B2)
14,450,000	6.500	07/01/21	13,944,250
Nuveen Investments, Inc. (CCC/Caa2)(a)
5,350,000	9.125	10/15/17	5,363,375
2,000,000	9.500	10/15/20	1,995,000
Provident Funding Associates (B+/Ba3)(a)
7,075,000	10.125	02/15/19	7,835,562
Provident Funding Associates LP/PFG Finance Corp (B+/Ba3)(a)
4,000,000	6.750	06/15/21	3,990,000
RBS Capital Trust I (BB/B1)(e)
6,375,000	4.709	12/29/49	4,382,813
RBS Capital Trust III (BB/B1)(e)
22,750,000	5.512	09/29/49	16,436,875
Royal Bank of Scotland Group PLC (BB/Ba3)(a)(e)
8,415,000	6.990	10/29/49	7,868,025
Royal Bank of Scotland PLC (BBB-/NR)(e)
8,850,000	9.500	03/16/22	9,781,020
SLM Corp. (BBB-/Ba1)
550,000	8.450	06/15/18	611,278
9,750,000	8.000	03/25/20	10,590,502
Speedy Cash, Inc. (B/Caa1)(a)
13,500,000	10.750	05/15/18	14,107,500
Studio City Finance Ltd. (B-/B3)(a)
15,750,000	8.500	12/01/20	16,970,625
Synovus Financial Corp. (B/B3)
1,000,000	5.125	06/15/17	980,000
Synovus Financial Corp. (B+/B2)
4,650,000	7.875	02/15/19	5,161,500

			330,933,487

Finance Insurance(a) – 0.5%
Hub International Ltd. (CCC+/Caa2)
14,000,000	8.125	10/15/18	14,595,000
Liberty Mutual Group, Inc. (BB/Baa3)
9,100,000	7.800	03/15/37	10,601,500

			25,196,500

Food – 1.9%
B&G Foods, Inc. (B+/B1)
5,150,000	4.625	06/01/21	4,918,250
Barry Callebaut Services NV (BB+/Ba1)(a)
4,600,000	5.500	06/15/23	4,568,628
Bumble Bee Acquisition Corp. (B/B3)(a)
5,921,000	9.000	12/15/17	6,291,063
Bumble Bee Holdco SCA (CCC+/Caa2)(a)(f)
10,375,000	9.625	03/15/18	10,790,000
Chiquita Brands International, Inc./Chiquita Brands LLC (B/B1)(a)
10,850,000	7.875	02/01/21	11,338,250
Del Monte Corp. (CCC+/Caa1)
16,800,000	7.625	02/15/19	17,220,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food – (continued)
Post Holdings, Inc. (B+/B1)
	$5,600,000	7.375%		02/15/22	$ 6,020,000
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)(a)
	6,050,000	9.000		11/01/19	6,397,875
US Foods, Inc. (CCC+/Caa2)
	24,950,000	8.500		06/30/19	25,948,000
Wells Enterprises, Inc. (B+/B2)(a)
	8,550,000	6.750		02/01/20	8,913,375

					102,405,441

Gaming – 5.8%
Caesars Entertainment Operating Co., Inc. (B-/B3)
	14,700,000	11.250		06/01/17	15,251,250
	2,100,000	9.000	(a)	02/15/20	2,000,250
Caesars Entertainment Operating Co., Inc. (CCC-/NR)
	24,950,000	10.000		12/15/18	14,845,250
Caesars Entertainment Operating Co., Inc. (CCC-/Ca)
	2,564,000	5.625		06/01/15	2,294,780
Caesars Entertainment Operating Co., Inc. (CCC-/Caa3)
	7,050,000	12.750		04/15/18	4,776,375
Caesars Operating Escrow LLC/Caesars Escrow Corp. (B-/NR)(a)
	8,850,000	9.000		02/15/20	8,429,625
Caesars Operating Escrow LLC/Caesars Escrow Corp. (B-/B3)(a)
	20,250,000	9.000		02/15/20	19,288,125
CCM Merger, Inc. (CCC+/Caa2)(a)
	12,150,000	9.125		05/01/19	12,757,500
Chester Downs & Marina LLC (B/B3)(a)
	4,000,000	9.250		02/01/20	3,850,000
CityCenter Holdings LLC/CityCenter Finance Corp. (CCC/Caa1)(f)
	24,450,000	10.750		01/15/17	26,406,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma (B/Caa1)(a)
	7,000,000	10.500		07/01/19	7,332,500
Gala Electric Casinos PLC (CCC+/Caa2)
GBP	1,000,000	11.500		06/01/19	1,596,997
Gala Group Finance PLC (B+/B2)
	3,400,000	8.875		09/01/18	5,452,492
Graton Economic Development Authority (B/B3)(a)
	$11,050,000	9.625		09/01/19	12,155,000
Marina District Finance Co., Inc. (B+/B2)
	5,000,000	9.875		08/15/18	5,200,000
MGM Resorts International (B+/B3)
	5,500,000	4.250		04/15/15	6,132,830
	24,950,000	6.625		07/15/15	26,571,750
	20,000,000	6.875		04/01/16	21,400,000
	10,000,000	10.000		11/01/16	11,700,000
	7,800,000	7.625		01/15/17	8,482,500
	6,000,000	11.375		03/01/18	7,440,000
	9,000,000	6.750		10/01/20	9,292,500
	6,000,000	6.625		12/15/21	6,180,000
	3,100,000	7.750		03/15/22	3,355,750
Mohegan Tribal Gaming Authority (CCC/NR)(a)
	17,000,000	10.500		12/15/16	16,660,000
	1,555,000	11.000		09/15/18	1,457,812
Pinnacle Entertainment, Inc. (B/B3)
	7,975,000	8.750		05/15/20	8,533,250
	4,400,000	7.750		04/01/22	4,598,000
Pinnacle Entertainment, Inc. (BB-/B1)
	8,768,000	8.625		08/01/17	9,096,800
Seminole Hard Rock Entertainment, Inc. (BB-/B2)(a)
	10,400,000	5.875		05/15/21	9,906,000
Snoqualmie Entertainment Authority (B/Caa1)(a)
	4,050,000	4.223	(e)	02/01/14	3,958,875
	9,913,000	9.125		02/01/15	9,764,305

					306,166,516

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Medical Products – 1.6%
Catalent Pharma Solutions, Inc. (B/Caa1)(a)
$9,300,000	7.875%		10/15/18	$ 9,439,500
DJO Finance LLC/DJO Finance Corp. (CCC/Caa2)
8,300,000	9.750		10/15/17	8,403,750
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
7,150,000	7.750		04/15/18	7,060,625
27,000,000	9.875		04/15/18	28,080,000
Fresenius Medical Care US Finance, Inc. (BB+/Ba2)
4,100,000	6.875		07/15/17	4,497,311
5,000,000	6.500	(a)	09/15/18	5,425,000
8,650,000	5.625	(a)	07/31/19	8,952,750
4,550,000	5.750	(a)	02/15/21	4,732,000
6,005,000	5.875	(a)	01/31/22	6,305,250

				82,896,186

Health Care - Pharmaceuticals(a) – 0.5%
Valeant Pharmaceuticals International (B/B1)
2,000,000	6.875		12/01/18	2,055,000
27,000,000	6.375		10/15/20	26,662,500
50,000	7.250		07/15/22	50,688

				28,768,188

Health Care - Services – 4.9%
CDRT Holding Corp. (B-/Caa1)(a)(f)
22,575,000	9.250		10/01/17	22,857,187
Community Health Systems, Inc. (BB/Ba2)
22,700,000	5.125		08/15/18	23,040,500
HCA Holdings, Inc. (B-/B3)
4,750,000	6.250		02/15/21	4,845,000
HCA, Inc. (B-/B3)
1,000,000	6.375		01/15/15	1,051,250
36,200,000	7.500		02/15/22	40,001,000
HCA, Inc. (BB/Ba3)
41,500,000	6.500		02/15/20	44,923,750
28,150,000	7.250		09/15/20	30,261,250
Health Management Associates, Inc. (B-/B3)
17,100,000	7.375		01/15/20	18,745,875
Health Management Associates, Inc. (BB-/NR)
2,700,000	6.125		04/15/16	2,909,250
HEALTHSOUTH Corp. (BB-/B1)
4,320,000	7.250		10/01/18	4,622,400
2,000,000	8.125		02/15/20	2,155,000
2,000,000	7.750		09/15/22	2,135,000
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
25,000,000	6.875		05/01/21	26,500,000
12,500,000	6.375		02/15/22	13,125,000
Radiation Therapy Services, Inc. (CCC+/Caa2)
10,725,000	9.875		04/15/17	6,220,500
Tenet Healthcare Corp. (B+/Ba3)
12,000,000	6.250		11/01/18	12,630,000
US Oncology, Inc. (NR/WR)
32,250,000	9.125		08/15/17	1,128,750

				257,151,712

Home Construction – 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. (B-/Caa1)(a)
11,450,000	6.875		02/15/21	11,564,500
Beazer Homes USA, Inc. (B/B2)
4,500,000	6.625		04/15/18	4,770,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Home Construction – (continued)
Beazer Homes USA, Inc. (CCC/Caa2)
$6,350,000	9.125%		06/15/18	$ 6,619,875
2,200,000	7.250	(a)	02/01/23	2,233,000
Brookfield Residential Properties, Inc. (BB-/B2)(a)
20,000,000	6.500		12/15/20	20,100,000
10,150,000	6.125		07/01/22	10,019,754
D.R. Horton, Inc. (BB/Ba2)
12,850,000	3.625		02/15/18	12,528,750
6,900,000	4.750		02/15/23	6,624,000
Lennar Corp. (BB-/Ba3)(a)
27,000,000	4.750		11/15/22	25,650,000
Meritage Homes Corp. (B+/B1)
7,501,000	7.150		04/15/20	8,307,357
13,850,000	7.000		04/01/22	15,269,625
Ryland Group Co. (BB-/B1)
8,000,000	5.375		10/01/22	7,720,000
The Ryland Group, Inc. (BB-/B1)
6,000,000	0.250		06/01/19	5,443,968
Toll Brothers Finance Corp. (BB+/Ba1)
5,000,000	5.875		02/15/22	5,250,000
5,850,000	4.375		04/15/23	5,396,625
Weekley Homes LLC/Weekley Finance Corp. (BB-/B2)(a)
8,900,000	6.000		02/01/23	8,744,250
William Lyon Homes, Inc. (B-/Caa2)(a)
15,950,000	8.500		11/15/20	17,345,625

				173,587,329

Life Insurance(a) – 0.1%
Fidelity & Guaranty Life Holdings, Inc. (B+/B1)
3,700,000	6.375		04/01/21	3,607,500

Lodging – 0.3%
Felcor Lodging LP (B+/B2)
2,759,000	10.000		10/01/14	3,000,413
Felcor Lodging LP (B-/B2)
7,300,000	5.625		03/01/23	7,062,750
New Cotai LLC/New Cotai Capital Corp. (NR/NR)(a)(f)
5,250,000	10.625		05/01/19	5,131,875

				15,195,038

Machinery – 0.4%
Constellation Enterprises LLC (B/B2)(a)
10,370,000	10.625		02/01/16	10,370,000
Dresser-Rand Group, Inc. (B+/Ba3)
11,500,000	6.500		05/01/21	11,845,000

				22,215,000

Media - Broadcasting & Radio – 2.0%
Clear Channel Communications, Inc. (CCC+/Caa1)(a)
6,500,000	9.000		12/15/19	6,305,000
Clear Channel Communications, Inc. (CCC-/Ca)(f)
7,100,000	11.000		08/01/16	6,283,500
Entercom Radio LLC (B-/Caa1)
13,000,000	10.500		12/01/19	14,560,000
Gray Television, Inc. (CCC+/Caa2)
14,600,000	7.500		10/01/20	14,892,000
Nexstar Broadcasting, Inc. (B-/Caa1)(a)
11,300,000	6.875		11/15/20	11,469,500
Univision Communications, Inc. (B+/B2)(a)
16,500,000	6.875		05/15/19	17,325,000
1,100,000	7.875		11/01/20	1,199,000
18,250,000	6.750		09/15/22	19,116,875
3,000,000	5.125		05/15/23	2,820,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Broadcasting & Radio – (continued)
Univision Communications, Inc. (CCC+/Caa2)(a)
	$10,000,000	8.500%		05/15/21	$ 10,600,000

					104,570,875

Media - Cable – 4.5%
Adelphia Communications Corp. (NR/NR)
	2,000,000	10.250		06/15/49	15,000
Cablevision Systems Corp. (B+/B1)
	14,100,000	7.750		04/15/18	15,228,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
	6,050,000	7.000		01/15/19	6,413,000
	5,500,000	7.375		06/01/20	5,995,000
	15,000,000	6.500		04/30/21	15,675,000
	12,150,000	6.625		01/31/22	12,727,125
	15,000,000	5.750	(a)	09/01/23	14,550,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (B-/B3)(a)
	21,400,000	5.125		12/15/21	20,276,500
CSC Holdings LLC (BB+/Ba3)
	1,561,000	7.875		02/15/18	1,767,833
	1,750,000	7.625		07/15/18	1,977,500
	5,100,000	8.625		02/15/19	5,865,000
	7,650,000	6.750		11/15/21	8,242,875
DISH DBS Corp. (BB-/Ba3)
	6,650,000	7.750		05/31/15	7,198,625
	9,850,000	7.125		02/01/16	10,662,625
	5,400,000	4.250	(a)	04/01/18	5,319,000
	800,000	7.875		09/01/19	900,000
	25,000,000	6.750		06/01/21	26,500,000
	6,550,000	5.875		07/15/22	6,664,625
	9,150,000	5.000		03/15/23	8,806,875
Harron Communications LP/Harron Finance Corp. (B-/Caa1)(a)
	9,230,000	9.125		04/01/20	9,968,400
Lynx I Corp. (BB-/Ba3)(a)
	5,000,000	5.375		04/15/21	5,025,000
Lynx II Corp. (B/B2)(a)
	4,000,000	6.375		04/15/23	4,040,000
UPC Holding BV (B/B2)
EUR	12,950,000	8.375		08/15/20	17,867,742
	10,900,000	6.375		09/15/22	13,607,974
CHF	12,350,000	6.750	(a)	03/15/23	12,682,759

					237,976,458

Media - Diversified – 0.2%
Videotron Ltd. (BB/Ba2)
	$8,450,000	5.000		07/15/22	8,217,625

Media - Non Cable(a) – 0.6%
Griffey Intermediate, Inc./Griffey Finance Sub LLC (CCC+/Caa1)
	23,100,000	7.000		10/15/20	22,291,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance (NR/B2)
	5,800,000	9.750		04/01/21	5,930,500
MDC Partners, Inc. (B-/B3)
	4,400,000	6.750		04/01/20	4,345,000

					32,567,000

Metals – 1.9%
AK Steel Corp. (B-/B3)
	3,000,000	7.625		05/15/20	2,535,000
	3,000,000	8.375		04/01/22	2,572,500
Aleris International, Inc. (B/B2)
	12,250,000	7.875		11/01/20	12,556,250

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals – (continued)
ArcelorMittal (BB+/Ba1)
	$4,500,000	5.500%		03/01/21	$ 4,505,009
	10,950,000	6.250		02/25/22	11,223,750
Bluescope Steel Ltd./Bluescope Steel Finance (BB/Ba3)(a)
	3,950,000	7.125		05/01/18	4,009,250
Calcipar SA (BB/Ba3)
EUR	4,000,000	1.419	(e)	07/01/14	5,150,887
	$12,000,000	6.875	(a)	05/01/18	12,247,616
Edgen Murray Corp. (B+/Caa1)(a)
	11,000,000	8.750		11/01/20	10,945,000
GrafTech International Ltd. (BB+/Ba2)(a)
	4,700,000	6.375		11/15/20	4,735,250
JW Aluminum Co. (NR/NR)(a)
	6,000,000	11.500		11/15/17	6,015,000
Noranda Aluminum Acquisition Corp. (CCC+/Caa1)(a)
	6,000,000	11.000		06/01/19	5,715,000
Steel Dynamics, Inc. (BB+/Ba2)(a)
	4,050,000	6.125		08/15/19	4,303,125
	3,350,000	6.375		08/15/22	3,551,000
	8,650,000	5.250		04/15/23	8,520,250

					98,584,887

Mining(a) – 0.8%
FMG Resources (August 2006) Pty Ltd. (B+/B1)
	4,650,000	6.375		02/01/16	4,626,750
	12,000,000	6.000		04/01/17	11,670,000
Inmet Mining Corp. (B+/B1)
	7,000,000	8.750		06/01/20	7,140,000
	1,950,000	7.500		06/01/21	1,876,875
Magnetation LLC/Mag Finance Corp. (B-/B3)
	10,000,000	11.000		05/15/18	9,800,000
New Gold, Inc. (BB-/B2)
	598,000	7.000		04/15/20	603,980
	4,700,000	6.250		11/15/22	4,500,250

					40,217,855

Packaging – 2.6%
ARD Finance SA (CCC+/Caa1)(a)(f)
	891,475	11.125		06/01/18	951,650
Ardagh Glass Finance PLC (CCC+/B3)
EUR	6,000,000	8.750		02/01/20	8,044,194
Ardagh Packaging Finance PLC (B+/Ba3)(a)
	$2,200,000	7.375		10/15/17	2,337,500
	1,600,000	4.875		11/15/22	1,488,000
Ardagh Packaging Finance PLC (CCC+/B3)
	11,375,000	9.125	(a)	10/15/20	12,096,187
EUR	1,900,000	9.250		10/15/20	2,596,791
	$1,800,000	7.000	(a)	11/15/20	1,728,000
BOE Merger Corp. (CCC+/Caa2)(a)(f)
	7,000,000	9.500		11/01/17	7,070,000
Crown Americas LLC (BB/Ba2)(a)
	1,450,000	4.500		01/15/23	1,366,625
Reynolds Group Issuer, Inc. (B+/B1)
	5,000,000	7.125		04/15/19	5,287,500
	10,200,000	7.875		08/15/19	11,118,000
	9,100,000	5.750		10/15/20	9,145,500
	1,625,000	6.875		02/15/21	1,702,187
Reynolds Group Issuer, Inc. (CCC+/Caa2)
	11,000,000	9.000		04/15/19	11,357,500
	11,300,000	9.875		08/15/19	12,119,250
	25,000,000	8.250		02/15/21	24,812,500
Sealed Air Corp. (BB-/B1)(a)
	5,250,000	8.125		09/15/19	5,853,750
	8,900,000	6.500		12/01/20	9,400,625
	5,450,000	8.375		09/15/21	6,165,312

					134,641,071

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Paper – 0.6%
Clearwater Paper Corp. (BB/Ba2)
	$8,014,000	7.125%		11/01/18	$ 8,615,050
Sappi Papier Holding GmbH (BB/Ba2)(a)
	15,400,000	7.750		07/15/17	16,208,500
	8,525,000	6.625		04/15/21	8,247,938
Stone Container Finance Co. of Canada II (NR/WR)(b)
	2,250,000	7.375		07/15/14	—

					33,071,488

Printing – 0.4%
Checkout Holding Corp. (CCC+/Caa1)(a)(g)
	7,000,000	0.000		11/15/15	5,460,000
Logo Merger Sub Corp. (CCC+/Caa1)(a)
	11,750,000	8.375		10/15/20	11,955,625
RR Donnelley & Sons Co. (BB/Ba3)
	5,650,000	7.875		03/15/21	5,763,000

					23,178,625

Publishing – 0.4%
ProQuest LLC/ProQuest Notes Co. (B-/Caa1)(a)
	18,800,000	9.000		10/15/18	18,800,000
Truvo Subsidiary Corp. (NR/WR)(b)
EUR	16,750,000	8.500		12/01/14	763,092

					19,563,092

Real Estate – 0.1%
CB Richard Ellis Services, Inc. (B+/Ba1)
	$5,000,000	5.000		03/15/23	4,725,000

Retailers – 1.4%
American Apparel, Inc. (B-/Caa1)(a)
	12,400,000	13.000		04/15/20	12,462,000
Burlington Coat Factory Warehouse Corp. (CCC/Caa1)
	12,000,000	10.000		02/15/19	13,200,000
Claire’s Stores, Inc. (B-/B2)(a)
	4,150,000	6.125		03/15/20	4,056,625
Claire’s Stores, Inc. (CCC/Caa2)
	7,000,000	8.875		03/15/19	7,315,000
	6,000,000	7.750	(a)	06/01/20	5,820,000
Jo-Ann Stores, Inc. (CCC+/Caa1)(a)
	4,000,000	8.125		03/15/19	4,070,000
Limited Brands, Inc. (BB+/Ba1)
	14,337,000	6.625		04/01/21	15,555,645
	7,050,000	5.625		02/15/22	7,138,125
Rent-A-Center, Inc. (BB-/Ba3)(a)
	2,750,000	4.750		05/01/21	2,578,125
The Bon-Ton Department Stores, Inc. (B-/Caa1)(a)
	2,900,000	8.000		06/15/21	2,907,250

					75,102,770

Retailers - Food & Drug – 1.5%
Rite Aid Corp. (B+/B1)
	1,250,000	8.000		08/15/20	1,384,375
Rite Aid Corp. (CCC/Caa2)
	24,050,000	9.500		06/15/17	24,951,875
	9,385,000	9.250		03/15/20	10,346,963
	35,050,000	6.750	(a)	06/15/21	34,436,625

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug – (continued)
The Pantry, Inc. (B+/Caa1)
	$6,100,000	8.375%		08/01/20	$ 6,542,250

					77,662,088

Services Cyclical - Business Services – 1.3%
CoreLogic, Inc. (B+/Ba3)
	16,150,000	7.250		06/01/21	17,199,750
Sabre, Inc. (B/B1)(a)
	18,950,000	8.500		05/15/19	20,181,750
Sitel LLC/Sitel Finance Corp. (B/B2)(a)
	5,000,000	11.000		08/01/17	5,250,000
Sitel LLC/Sitel Finance Corp. (B-/Caa2)
	11,225,000	11.500		04/01/18	8,306,500
SPL Logistics Escrow LLC (B/B2)(a)
	7,550,000	8.875		08/01/20	7,852,000
WEX, Inc. (BB/Ba3)(a)
	8,900,000	4.750		02/01/23	8,343,750

					67,133,750

Services Cyclical - Rental Equipment – 2.6%
Ahern Rentals, Inc. (B/Caa1)(a)
	2,600,000	9.500		06/15/18	2,574,000
Algeco Scotsman Global Finance PLC (B/B1)(a)
	31,400,000	8.500		10/15/18	31,282,250
Algeco Scotsman Global Finance PLC (CCC+/B3)(a)
	21,000,000	10.750		10/15/19	20,055,000
BakerCorp International, Inc. (CCC+/Caa1)
	8,000,000	8.250		06/01/19	7,840,000
Europcar Groupe SA (B-/Caa1)
EUR	4,000,000	11.500	(a)	05/15/17	5,727,414
	1,000,000	11.500		05/15/17	1,431,853
HDTFS, Inc. (B/B2)
	$7,900,000	6.250		10/15/22	8,235,750
Maxim Crane Works LP (B/Caa2)(a)
	6,507,000	12.250		04/15/15	6,702,210
NES Rentals Holdings, Inc. (CCC+/Caa2)(a)
	2,000,000	7.875		05/01/18	1,980,000
NESCO LLC (B-/Caa1)(a)
	13,500,000	11.750		04/15/17	14,647,500
The Hertz Corp. (B/B2)
	3,400,000	5.875		10/15/20	3,502,000
United Rentals North America, Inc. (B+/B3)
	11,600,000	7.375		05/15/20	12,354,000
	5,250,000	8.250		02/01/21	5,748,750
	5,000,000	7.625		04/15/22	5,412,500
	5,800,000	6.125		06/15/23	5,814,500
United Rentals North America, Inc. (B-/Caa1)
	3,000,000	8.375		09/15/20	3,255,000

					136,562,727

Technology - Hardware – 1.3%
Alcatel-Lucent USA, Inc. (CCC/WR)
	14,550,000	6.450		03/15/29	10,948,875
CDW LLC/CDW Finance Corp. (B-/B3)
	10,000,000	8.500		04/01/19	10,775,000
CommScope Holding Co., Inc. (B-/Caa1)(a)(f)
	5,900,000	6.625		06/01/20	5,619,750
CommScope, Inc. (B/B3)(a)
	10,000,000	8.250		01/15/19	10,650,000
EN Germany Holdings BV (CCC+/B3)
EUR	9,233,000	10.750		11/15/15	10,996,588
Global Generations Merger Sub, Inc. (CCC+/Caa1)(a)
	$9,200,000	11.000		12/15/20	10,166,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Technology - Hardware – (continued)
MEMC Electronic Materials, Inc. (B+/Caa1)
	$5,000,000	7.750%		04/01/19	$ 4,750,000
NXP BV/NXP Funding LLC (B/B3)(a)
	4,800,000	3.750		06/01/18	4,620,000

					68,526,213

Technology - Software/Services – 3.4%
Aspect Software, Inc. (CCC+/Caa2)
	7,500,000	10.625		05/15/17	7,462,500
CyrusOne LP/CyrusOne Finance Corp. (B+/B2)(a)
	9,450,000	6.375		11/15/22	9,639,000
Equinix, Inc. (BB/Ba3)
	5,750,000	4.875		04/01/20	5,635,000
	11,331,000	7.000		07/15/21	12,294,135
	11,750,000	5.375		04/01/23	11,515,000
First Data Corp. (B+/B1)(a)
	7,000,000	7.375		06/15/19	7,227,500
First Data Corp. (B-/Caa1)
	36,350,000	8.250	(a)	01/15/21	37,077,000
	14,700,000	11.250	(a)	01/15/21	14,663,250
	11,500,000	12.625		01/15/21	12,132,500
	40,100,000	8.750	(a)(f)	01/15/22	41,202,750
Infor (US), Inc. (B-/Caa1)
	4,000,000	9.375		04/01/19	4,335,000
EUR	680,000	10.000		04/01/19	951,506
Nuance Communications, Inc. (BB-/Ba3)(a)
	$12,900,000	5.375		08/15/20	12,609,750

					176,744,891

Telecommunications – 2.8%
Frontier Communications Corp. (BB-/Ba2)
	37,900,000	8.250		04/15/17	42,448,000
	3,200,000	8.125		10/01/18	3,520,000
	27,000,000	8.500		04/15/20	29,767,500
Level 3 Communications, Inc. (CCC+/Caa2)
	7,200,000	8.875		06/01/19	7,524,000
Level 3 Financing, Inc. (CCC+/B3)
	14,500,000	10.000		02/01/18	15,587,500
	3,650,000	9.375		04/01/19	3,951,125
	5,700,000	8.125		07/01/19	5,985,000
PAETEC Holding Corp. (NR/WR)
	6,800,000	9.875		12/01/18	7,497,000
Telefonica Celular del Paraguay SA (NR/Ba3)
	1,000,000	6.750		12/13/22	1,040,882
tw telecom holdings, Inc. (BB-/B1)
	4,500,000	5.375		10/01/22	4,477,500
Windstream Corp. (B/B1)
	5,000,000	8.125		08/01/13	5,012,500
	7,375,000	7.875		11/01/17	8,094,063
	1,750,000	8.125		09/01/18	1,855,000
	4,000,000	7.750		10/15/20	4,140,000
	4,350,000	6.375		08/01/23	4,089,000

					144,989,070

Telecommunications - Cellular – 4.3%
Crown Castle International Corp. (B-/B1)
	7,850,000	5.250		01/15/23	7,516,375
Matterhorn Financing & CY SCA (CCC+/NR)(a)(f)
EUR	6,100,000	9.000		04/15/19	7,701,860
MetroPCS Wireless, Inc. (BB/Ba3)(a)
	$9,050,000	6.250		04/01/21	9,208,375
	7,300,000	6.625		04/01/23	7,427,750

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications - Cellular – (continued)
SBA Telecommunications, Inc. (B+/B1)(a)
	$7,400,000	5.750%		07/15/20	$ 7,409,250
Softbank Corp. (BBB/Baa3)(a)
	24,000,000	4.500		04/15/20	23,130,000
Sprint Capital Corp. (B+/B3)
	5,000,000	6.900		05/01/19	5,200,000
	22,000,000	8.750		03/15/32	24,255,000
Sprint Nextel Corp. (B+/B3)
	8,000,000	6.000		12/01/16	8,440,000
	30,050,000	8.375		08/15/17	33,731,125
	19,600,000	7.000		08/15/20	20,580,000
	10,000,000	11.500		11/15/21	13,300,000
	7,150,000	6.000		11/15/22	6,989,125
Sprint Nextel Corp. (BB-/Ba3)(a)
	15,450,000	9.000		11/15/18	18,037,875
Wind Acquisition Finance SA (B/B3)(a)
	10,000,000	11.750		07/15/17	10,400,000
Wind Acquisition Finance SA (BB-/Ba3)(a)
	18,000,000	7.250		02/15/18	18,155,000
	5,000,000	6.500		04/30/20	4,950,000

					226,431,735

Telecommunications - Satellites – 1.6%
Intelsat Jackson Holdings SA (B/B3)
	15,320,000	7.250		10/15/20	16,086,000
	10,100,000	7.500		04/01/21	10,579,750
	14,850,000	5.500	(a)	08/01/23	13,884,750
Intelsat Jackson Holdings SA (CCC+/Caa1)(a)
	6,050,000	6.625		12/15/22	5,853,375
Intelsat Luxembourg SA (CCC+/Caa2)(a)
	5,000,000	6.750		06/01/18	5,025,000
	16,950,000	7.750		06/01/21	17,077,125
	13,000,000	8.125		06/01/23	13,357,500

					81,863,500

Textiles & Apparel – 0.3%
Quiksilver, Inc. (B-/B2)
EUR	2,825,000	8.875		12/15/17	3,622,002
The Jones Group, Inc. (B+/B1)
	$12,000,000	6.875		03/15/19	12,060,000

					15,682,002

Tobacco – 0.2%
Vector Group Ltd. (B+/Ba3)
	9,100,000	7.750		02/15/21	9,395,750

Transportation – 0.6%
Aguila 3 SA (B/B2)(a)
	18,400,000	7.875		01/31/18	18,952,000
Florida East Coast Holdings Corp. (CCC/Caa3)(f)
	3,000,186	10.500		08/01/17	3,142,695
Florida East Coast Railway Corp. (B-/B3)
	1,650,000	8.125		02/01/17	1,749,000
Watco Cos LLC/Watco Finance Corp. (CCC+/B3)(a)
	6,018,000	6.375		04/01/23	5,995,432

					29,839,127

Utilities - Distribution – 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
	8,100,000	6.750		05/20/20	8,343,000
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
	3,000,000	6.250		08/20/19	3,045,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Distribution – (continued)
Ferrellgas LP/Ferrellgas Finance Corp. (B/B2)
	$1,950,000	9.125%	10/01/17	$ 2,052,375
	3,900,000	6.500	05/01/21	3,929,250

				17,369,625

Utilities - Electric – 2.2%
AES Corp. (BB-/Ba3)
	850,000	4.875	05/15/23	792,625
Calpine Corp. (BB-/B1)(a)
	4,900,000	7.250	10/15/17	5,096,000
	9,000,000	7.500	02/15/21	9,585,000
DPL, Inc. (BB/Ba1)
	10,850,000	6.500	10/15/16	11,311,125
	38,050,000	7.250	10/15/21	38,811,000
NRG Energy, Inc. (BB-/B1)
	7,000,000	7.625	01/15/18	7,472,500
	5,450,000	6.625 (a)	03/15/23	5,422,750
Puget Energy, Inc. (BB+/Ba1)
	16,200,000	6.000	09/01/21	17,509,972
The AES Corp. (BB-/Ba3)
	5,000,000	8.000	10/15/17	5,618,750
	5,000,000	8.000	06/01/20	5,687,500
	9,000,000	7.375	07/01/21	9,877,500

				117,184,722

Utilities - Pipelines – 0.3%
Genesis Energy LP/Genesis Energy Finance Corp. (B/B1)(a)
	6,350,000	5.750	02/15/21	6,223,000
Regency Energy Partners LP (BB/B1)
	8,250,000	6.500	07/15/21	8,765,625
	1,800,000	5.500	04/15/23	1,777,500

				16,766,125

Wireless(a)(f) – 0.2%
Mobile Challenger Intermediate Group SA (B-/NR)
CHF	9,300,000	8.750	03/15/19	9,550,580

TOTAL CORPORATE OBLIGATIONS				$4,851,447,262

Senior Term Loans(h) – 2.0%
Consumer Products - Industrial – 0.3%
CPM Acquisition Corp. (B+/B1)
	$10,619,750	6.250%	08/29/17	$ 10,593,201
CPM Acquisition Corp. (B+/Caa1)
	7,570,000	10.250	02/28/18	7,588,925

				18,182,126

Energy – 0.3%
Frac Tech International LLC (CCC+/B3)
	6,913,467	8.500	05/06/16	6,642,667
NFR Energy LLC (B-/Caa1)
	9,645,000	8.750	12/31/18	9,596,775

				16,239,442

Food & Beverages – 0.3%
Performance Food Group Co. (CCC+/B3)
	18,102,000	6.250	11/29/19	17,920,980

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(h) – (continued)
Health Care - Medical Products – 0.1%
Catalent Pharma Solutions, Inc. (B/Caa1)
$2,900,000	6.500%	12/29/17	$ 2,876,452

Health Care - Services – 0.7%
American Renal Associates Holdings, Inc. (CCC+/Caa1)
27,800,000	8.500	02/14/20	27,684,074
Arysta Lifescience Corp. (CCC+/Caa1)
2,750,000	8.250	11/30/20	2,701,875
U.S. Renal Care, Inc. (B+/B1)
7,029,000	6.250	07/02/19	7,064,145

			37,450,094

Media - Broadcasting & Radio – 0.2%
Clear Channel Communications, Inc. (CCC+/Caa1)
7,834,056	3.845	01/29/16	7,143,719
3,726,871	6.945	01/30/19	3,389,365

			10,533,084

Retailers – 0.1%
BJ’s Wholesale Club, Inc. (CCC+/Caa1)
4,175,000	9.750	03/26/20	4,248,062

TOTAL SENIOR TERM LOANS			$ 107,450,240

Shares	Rate	Value
Preferred Stocks – 0.1%
Finance(a) – 0.1%
Ally Financial, Inc.
3,070	7.000%	$ 2,917,939

Media – Non Cable (c)(f) – 0.0%
Spanish Broadcasting Systems, Inc.
3,074	10.750	2,244,020

TOTAL PREFERRED STOCKS		$ 5,161,959

Shares	Description	Value
Common Stocks – 0.6%
150,000	Axiall Corp.	$ 6,387,000
40	Dawn Holdings, Inc.	—
112,122	General Motors Co.(b)	3,734,784
328,512	Houghton Mifflin Harcourt	8,541,312
73,755	Intelsat SA(b)	1,475,100
4,578	Lear Corp.	276,786
4,906	LyondellBasell Industries NV Class A	324,941
6,252	Masonite Worldwide Holdings(b)	325,104
28,148	Motors Liquidation Co.(b)	864,144
21	New Cotai Class B Shares	—
40,200	NewPage Holdings, Inc.(b)	3,276,300
10	Nycomed(b)	—
3,874	Panolam Holdings Co.(b)	39
2,500	Port Townsend Holdings Co., Inc.(b)	—
2,909	Rock-Tenn Co. Class A	290,551
178,374	Starwood Property Trust, Inc.	4,414,756

TOTAL COMMON STOCKS		$ 29,910,817

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Units Description	Expiration Date	Value
Warrants(b) – 0.1%
General Motors Co.
101,928	07/10/16	$ 2,446,272
101,928	07/10/19	1,666,523
Lear Corp.
511	11/09/14	55,699
Masonite Worldwide Holdings, Inc.
30,311	06/09/14	272,799
22,734	05/20/16	148,908
Nortek, Inc.
11,520	12/07/14	218,880

TOTAL WARRANTS		$ 4,809,081

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$4,998,779,359

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 3.5%
Repurchase Agreement – 3.5%
Joint Repurchase Agreement Account II
$181,400,000	0.158%	07/01/13	$ 181,400,000

TOTAL INVESTMENTS – 98.4%			$5,180,179,359

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			85,967,366

NET ASSETS – 100.0%			$5,266,146,725

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,107,598,762, which represents approximately 40.0% of net assets as of June 30, 2013.

(b)	Security is currently in default and/or non-income producing.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	Coupon decreases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(f)	Pay-in-kind securities.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

As a % of Net Assets
Investments Industry Classifications†
Aerospace	0.6%
Airlines	0.6
Auto Manufacturers	0.2
Automotive	0.2
Automotive Parts	0.6
Banks	0.6
Building Materials	1.3
Capital Goods	0.5
Chemicals	3.1
Conglomerates	0.3
Construction Machinery	1.1
Consumer Products	5.9
Defense	0.1
Electric	0.1
Emerging Markets	0.5
Energy	12.5
Entertainment & Leisure	0.5
Environmental	0.3
Finance	6.9
Food	2.2
Gaming	5.8
Health Care	7.8
Home Construction	3.3
Insurance	0.1
Lodging	0.3
Machinery	0.4
Media	7.5
Metals	1.9
Mining	0.8
Packaging	2.6
Paper	0.9
Printing	0.4
Publishing	0.4
Real Estate	0.1
Real Estate Investment Trust	0.1
Retailers	3.0
Services Cyclical	3.9
Technology	4.7
Telecommunications	8.7
Textiles & Apparel	0.3
Tobacco	0.2
Transportation	0.6
Utilities	2.8
Wireless	0.2
Short-term Investments#	5.1
TOTAL INVESTMENTS	100.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA	USD/EUR	07/03/13	$10,022,824	$40,768
Deutsche Bank AG (London)	USD/GBP	07/03/13	15,813,210	136,156
State Street Bank	USD/EUR	07/03/13	100,825,669	24,597

TOTAL				$201,521

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/CHF	07/03/13	$21,044,070	$(333,509)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	133	September 2013	$19,592,563	$(708,532)
5 Year German Euro-Bobl	(312)	September 2013	(50,845,551)	393,383
10 Year German Euro-Bund	(37)	September 2013	(6,815,749)	89,996
2 Year U.S. Treasury Notes	1,071	September 2013	235,620,000	(389,478)
5 Year U.S. Treasury Notes	(24)	September 2013	(2,905,125)	36,414
10 Year U.S. Treasury Notes	(1,015)	September 2013	(128,460,938)	2,834,676
20 Year U.S. Treasury Bonds	652	September 2013	88,570,125	(2,765,473)

TOTAL				$(509,014)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index 20	$50,000	(5.000)%	06/20/18	4.299%	$(2,725,153)	$1,164,044

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,146,532,965

Gross unrealized gain	173,609,028
Gross unrealized loss	(139,962,634)

Net unrealized security gain	$33,646,394

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – 82.0%
Aerospace – 2.5%
Doncasters US Finance LLC (B/B2)
$5,785,500	5.500%	04/09/20	$ 5,771,036
LMI Aerospace, Inc. (B+/B1)
3,980,000	4.750	12/28/18	3,989,950
Silver II US Holdings LLC (B+/B1)
22,896,222	4.000	12/13/19	22,691,072
Transdigm, Inc. (B/Ba3)
15,457,352	3.750	02/28/20	15,236,466
Utex Industries, Inc. (B/B2)
5,400,000	4.750	04/10/20	5,359,500
Utex Industries, Inc. (CCC+/Caa2)
4,500,000	8.750	04/09/21	4,497,210

			57,545,234

Airlines – 2.7%
Atlantic Aviation FBO, Inc. (BB-/Ba3)
5,000,000	3.250	05/20/20	4,989,050
Continental Airlines, Inc. (BB-/Ba2)
18,000,000	4.000	03/22/19	17,955,000
Delta Air Lines, Inc. (BB/Ba1)
9,695,686	4.250	04/20/17	9,722,931
Delta Air Lines, Inc. (BB-/Ba1)
24,528,750	4.000	10/18/18	24,476,258
Flying Fortress, Inc. (BBB-/Ba2)
5,041,667	3.500	06/30/17	5,029,063

			62,172,302

Automotive – 0.8%
Casco Automotive Group, Inc. (B+/B1)
3,491,250	6.250	11/14/18	3,486,886
Chrysler Group LLC (BB/B1)
13,603,723	4.250	05/24/17	13,650,520
Meritor, Inc. (BB-/Ba2)
1,526,699	4.500	04/21/17	1,521,615

			18,659,021

Automotive - Distributor – 0.1%
Affinia Group, Inc. (B/B2)
3,500,000	4.750	04/27/20	3,486,875

Automotive - Parts – 1.1%
Allison Transmission, Inc. (BB-/Ba3)
2,244,816	3.200	08/07/17	2,250,024
4,755,192	4.250	08/23/19	4,763,371
Remy International, Inc. (B+/B1)
3,811,127	4.250	03/05/20	3,801,599
Schaeffler AG (B+/Ba3)
9,500,000	4.250	01/27/17	9,502,375
Tomkins LLC (BB-/Ba2)
323,683	3.750	09/29/15	323,683
Tomkins LLC (BB/Ba2)
5,929,296	3.750	09/29/16	5,945,601

			26,586,653

Building Materials – 2.3%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
23,665,945	3.500	04/16/20	23,470,702

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Building Materials – (continued)
Armstrong World Industries, Inc. (BB-/B1)
$5,236,875	3.500%	03/16/20	$ 5,229,386
CPG International, Inc. (B/B1)
4,664,750	5.750	09/18/19	4,669,415
Custom Building Products, Inc. (NR/NR)
8,570,580	6.000	12/12/19	8,581,293
Generac Power System, Inc. (B+/B2)
2,331,289	3.500	05/31/20	2,310,890
Roofing Supply Group LLC (B/B3)
7,222,370	5.000	05/24/19	7,177,230
Tube City IMS Corp. (B+/B1)
2,525,683	4.750	03/20/19	2,525,683

			53,964,599

Capital Goods - Others – 0.5%
Alliance Laundry Systems LLC (B/B2)
6,402,532	4.500	12/07/18	6,410,535
Alliance Laundry Systems LLC (CCC+/Caa2)
4,501,046	9.500	12/10/19	4,562,935

			10,973,470

Chemicals – 2.2%
Axalta Coating Systems US Holdings, Inc. (B+/B1)
11,990,000	4.750	02/03/20	11,979,569
Eagle Spinco, Inc. (BBB-/Ba1)
4,965,125	3.500	01/27/17	5,008,570
Houghton International, Inc. (B/B1)
4,477,500	4.000	12/20/19	4,443,919
Huntsman International LLC (BB+/Ba1)
2,500,000	2.731	04/19/17	2,492,200
PQ Corp. (B+/B2)
5,671,500	4.500	08/07/17	5,671,500
Univar, Inc. (B+/B2)
23,219,199	5.000	06/30/17	22,635,468

			52,231,226

Construction Machinery – 0.2%
Mirror Bidco Corp. (B/B1)
5,323,250	5.250	12/27/19	5,316,596

Consumer Products - Household & Leisure – 3.1%
Armored Autogroup, Inc. (B-/B1)
2,177,346	6.000	11/04/16	2,160,559
Bombardier Recreational Products, Inc. (B+/B1)
8,420,000	4.000	01/30/19	8,402,486
Calceus Acquisition, Inc. (B/B2)
6,484,871	5.750	01/31/20	6,499,008
Renfro Corp. (B/B2)
6,483,750	5.750	01/30/19	6,483,750
SRAM LLC (BB-/B1)
6,638,640	4.008	04/10/20	6,563,956
Sun Products, Corp. (B-/B1)
20,957,500	5.500	03/23/20	20,695,531
Tempur-Pedic International, Inc. (BB-/B1)
3,491,918	3.500	03/18/20	3,458,465
Visant Holding Corp. (B+/B1)
17,809,783	5.250	12/22/16	16,938,350
Yankee Candle Co., Inc. (B+/B1)
1,940,560	5.250	04/02/19	1,938,872

			73,140,977

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Consumer Products - Industrial – 1.4%
CPM Acquisition Corp. (B+/B1)
$4,267,750	6.250%	08/29/17	$ 4,257,081
CPM Acquisition Corp. (B+/Caa1)
2,150,000	10.250	02/28/18	2,155,375
Harbor Freight Tools USA, Inc. (B+/B1)
4,109,020	6.500	11/14/17	4,125,908
HD Supply, Inc. (B+/B1)
22,425,781	4.500	10/12/17	22,365,007

			32,903,371

Diversified Manufacturing – 0.9%
Air Distribution Technologies, Inc. (CCC+/Caa1)
850,000	9.250	05/11/20	873,375
Manitowoc Co., Inc. (BB/Ba2)
377,180	4.250	11/13/17	378,311
Milacron LLC (B/B1)
6,483,750	4.250	03/28/20	6,459,436
QS0001 Corp. (B/B1)
5,726,237	5.000	11/09/18	5,750,116
Rexnord LLC (BB/Ba2)
7,541,462	3.750	04/02/18	7,530,150

			20,991,388

Energy – 1.7%
Frac Tech International LLC (CCC+/B3)
4,461,593	8.500	05/06/16	4,286,832
MEG Energy Corp. (BBB-/Ba1)
13,436,880	3.750	03/31/20	13,399,929
NFR Energy LLC (B-/Caa1)
5,690,000	8.750	12/31/18	5,661,550
Vantage Drilling Co. (B-/B3)
6,868,269	6.250	10/26/17	6,833,928
8,994,214	5.750	03/22/19	9,016,700

			39,198,939

Energy - Coal – 0.4%
Walter Energy, Inc. (B+/Ba3)
10,612,761	5.750	04/02/18	10,329,719

Energy - Refining – 0.1%
Tesoro Corp. (BBB-/Ba1)
2,000,000	2.523	01/29/16	1,997,500

Entertainment – 1.1%
AMC Entertainment, Inc. (BB-/Ba2)
4,987,500	3.500	04/30/20	4,968,797
Cedar Fair LP (BB+/Ba1)
3,391,500	3.250	03/06/20	3,396,587
EMI Music Publishing, Ltd. (BB-/Ba3)
4,327,386	4.250	06/29/18	4,326,044
Rovi Solutions Corp. (BB/Ba2)
7,969,598	3.500	03/29/19	7,929,750
WMG Acquisition Corp. (BB-/Ba3)
5,500,000	3.750	07/01/20	5,435,430

			26,056,608

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Environmental – 0.7%
EnergySolutions LLC (BB-/B2)
$15,592,860	6.750%	08/12/16	$ 15,622,175

Finance – 0.7%
Foam Investments II S.a.r.l. (NR/NR)
5,600,000	5.500	06/26/20	5,516,000
iPayment, Inc. (B+/Ba3)
2,539,272	5.750	05/08/17	2,501,183
Local TV Finance LLC (B+/B1)
3,241,875	4.200	05/07/15	3,246,511
Ocwen Financial Corp. (B/B1)
3,500,000	5.000	02/15/18	3,514,595
ROC Finance LLC (BB-/B1)
2,000,000	5.000	05/15/19	1,996,660

			16,774,949

Food & Beverages – 7.6%
AdvancePierre Foods, Inc. (B/B1)
1,995,000	5.750	07/10/17	2,000,406
Arysta Lifescience Corp. (B/Ba3)
4,750,000	4.500	05/22/20	4,699,555
Arysta Lifescience Corp. (CCC+/Caa1)
5,300,000	8.250	11/30/20	5,207,250
Blue Buffalo Co. Ltd. (B+/B1)
18,462,910	4.750	08/08/19	18,455,155
Constellation Brands, Inc. (BB+/Ba1)
28,797,942	2.750	05/01/20	28,689,950
Del Monte Foods Co. (B/B1)
8,759,127	4.000	03/08/18	8,719,010
Dole Food Co., Inc. (B+/Ba3)
9,476,250	3.752	04/01/20	9,418,729
HJ Heinz Co. (BB/Ba2)
46,300,000	3.500	06/05/20	46,247,218
Michael Foods Group, Inc. (B+/Ba3)
9,268,760	4.250	02/23/18	9,315,104
MILL US Acquisition LLC (B+/B1)
11,200,000	4.750	05/22/20	11,081,056
NBTY, Inc. (BB-/Ba3)
3,862,216	3.500	10/01/17	3,854,376
Performance Food Group Co. (CCC+/B3)
18,138,000	6.250	11/29/19	17,956,620
Pinnacle Foods Finance LLC (BB/Ba3)
13,466,250	3.250	04/29/20	13,365,253

			179,009,682

Food & Drug Retailers – 0.6%
Rite Aid Corp. (B+/B1)
10,473,750	4.000	02/21/20	10,425,780
Rite Aid Corp. (B-/B3)
2,600,000	5.750	08/21/20	2,632,500

			13,058,280

Gaming – 1.9%
Caesars Entertainment Operating Co. (B-/B3)
4,790,330	5.443	01/26/18	4,227,467
CCM Merger, Inc. (B+/B2)
4,466,944	5.000	03/01/17	4,485,928
MGM Resorts International (BB/Ba2)
6,965,000	3.500	12/20/19	6,912,762
Scientific Games International, Inc. (NR/Ba2)
15,000,000	0.000	05/22/20	14,762,550
Seminole Tribe of Florida (BBB-/Baa3)
14,000,000	3.026	04/29/20	13,941,620

			44,330,327

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care – 2.6%
Community Health Systems, Inc. (BB/Ba2)
$2,102,985	3.773%	01/25/17	$ 2,102,753
HCA, Inc. (BB/Ba3)
32,000,000	3.026	03/31/17	31,820,160
5,000,000	2.945	05/01/18	4,974,200
Health Management Associates, Inc. (BB-/Ba3)
10,098,184	3.500	11/16/18	10,064,557
MedAssets, Inc. (BB-/Ba3)
1,582,750	4.000	12/13/19	1,576,815
Vanguard Health Holding Co. (BB-/Ba2)
5,000,000	3.750	01/29/16	4,990,650
VWR Funding, Inc. (B+/B1)
4,975,000	4.195	04/03/17	4,950,125

			60,479,260

Health Care - Medical Products – 0.7%
Biomet, Inc. (BB-/B1)
949,208	3.963	07/25/17	943,674
Convatec, Inc. (B+/Ba3)
2,915,727	5.000	12/22/16	2,925,932
Hologic, Inc. (BBB-/Ba2)
13,671,750	4.500	08/01/19	13,696,495

			17,566,101

Health Care - Pharmaceuticals – 0.6%
Catalent Pharma Solutions, Inc. (BB-/Ba3)
3,332,696	4.250	09/15/17	3,333,396
Catalent Pharma Solutions, Inc. (B/Caa1)
1,650,000	6.500	12/29/17	1,636,602
Valeant Pharmaceuticals International, Inc. (BB/Ba1)
3,482,500	3.500	12/11/19	3,454,222
Valeant Pharmaceuticals International, Inc. (BB-/Ba3)
3,500,000	0.000	06/26/20	3,487,750
Warner Chilcott Co. LLC (BBB-/Ba3)
134,020	4.250	03/15/18	133,901
Warner Chilcott Corp. (BBB-/Ba3)
2,215,714	4.250	03/15/18	2,213,741

			14,259,612

Health Care - Services – 4.4%
American Renal Holdings, Inc. (B/Ba3)
10,473,750	4.500	09/20/19	10,362,519
American Renal Holdings, Inc. (CCC+/Caa1)
15,000,000	8.500	02/14/20	14,937,450
DaVita, Inc. (BB-/Ba2)
7,459,691	4.500	10/20/16	7,473,641
15,060,288	4.000	11/01/19	15,054,867
Emergency Medical Services Corp. (B+/Ba3)
10,797,864	4.000	05/25/18	10,751,541
Lifepoint Hospitals, Inc. (BB-/Ba1)
4,975,000	2.700	07/24/17	4,968,781
Multiplan, Inc. (B/Ba3)
18,122,657	4.000	08/25/17	18,081,156
Radnet Management, Inc. (B+/WR)
4,689,555	4.253	09/30/18	4,685,662
Sedgwick CMS Holdings, Inc. (B+/B2)
4,500,000	4.500	06/12/18	4,500,000

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Health Care - Services – (continued)
Sedgwick CMS Holdings, Inc. (B/NR)
$2,000,000	8.000%	12/12/18	$ 2,005,000
U.S. Renal Care, Inc. (B+/B1)
2,475,000	6.250	07/02/19	2,487,375
U.S. Renal Care, Inc. (CCC+/Caa1)
7,975,000	10.250	12/27/19	8,114,563

			103,422,555

Lodging – 1.0%
Four Seasons Holdings, Inc. (NR/NR)
10,800,000	4.250	06/24/20	10,840,500
7,300,000	6.250	12/24/20	7,354,750
Peninsula Gaming LLC (B+/B1)
5,476,241	4.250	11/20/17	5,463,919

			23,659,169

Media - Broadcasting & Radio – 5.7%
Clear Channel Communications, Inc. (CCC+/Caa1)
18,117,707	3.845	01/29/16	16,521,174
8,054,293	6.945	01/30/19	7,324,897
Cumulus Media, Inc. (BB-/Ba2)
2,825,468	4.500	09/17/18	2,824,282
Cumulus Media, Inc. (CCC+/B3)
6,500,000	7.500	09/16/19	6,621,875
Getty Images, Inc. (B/B1)
25,133,488	4.750	10/18/19	24,808,764
Hubbard Radio LLC (B+/B1)
6,935,349	4.500	04/28/17	6,946,931
Nine Entertainment Group Ltd. (BB/Ba2)
25,610,591	3.500	02/05/20	25,450,525
Salem Communications Corp. (B/B2)
11,346,667	4.500	03/16/20	11,431,767
Sinclair Television Group, Inc. (BB+/WR)
4,569,038	3.000	04/09/20	4,551,904
SuperMedia, Inc. (NR/WR)
2,508,744	11.600	12/31/15	1,967,809
Telesat Canada (BB-/Ba3)
5,231,002	3.500	03/28/19	5,226,660
Univision Communications, Inc. (B+/B2)
4,987,500	4.000	03/02/20	4,880,468
14,560,368	4.500	03/02/20	14,405,139
Univision Communications, Inc. (B+/B3)
1,437,574	4.500	03/02/20	1,422,839

			134,385,034

Media - Cable – 2.5%
Charter Communications Operating LLC (BB+/Baa3)
9,500,000	3.000	04/10/20	9,373,840
3,573,271	3.000	01/04/21	3,538,039
CSC Holdings LLC (BBB-/Baa3)
12,500,000	2.695	04/17/20	12,343,750
UPC Financing Partnership (BB/Ba3)
4,000,000	4.000	01/29/21	3,995,000
Virgin Media Investment Holdings Ltd. (BB-/Ba3)
23,000,000	3.500	06/08/20	22,725,380
Wave Division Holdings LLC (B+/B1)
6,965,000	4.000	10/15/19	6,947,587

			58,923,596

Media - Non Cable – 2.6%
Advantage Sales & Marketing, Inc. (B+/B1)
1,433,798	4.250	12/18/17	1,430,214

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Media - Non Cable – (continued)
Affinion Group, Inc. (B-/B2)
$3,979,470	6.500%	10/10/16	$ 3,776,516
Crown Castle Operating Co. (B+/Ba2)
13,390,115	3.250	01/31/19	13,289,689
Houghton Mifflin Harcourt Publishing Co. (NR/B2)
14,405,935	5.250	06/01/18	14,429,993
McGraw-Hill Global Education Holdings LLC (NR/B2)
7,481,250	9.000	03/22/19	7,348,458
NEP Supershooters LP (B/B1)
11,940,000	4.750	01/18/20	11,989,790
NEP Supershooters LP (CCC+/Caa1)
785,714	9.500	08/18/20	803,393
TWCC Holding Corp. (B+/Ba3)
6,847,728	3.500	02/13/17	6,845,263

			59,913,316

Metals & Mining – 0.7%
FMG America Finance, Inc. (BB+/Ba1)
3,301,683	5.250	10/18/17	3,279,496
Novelis, Inc. (BB-/Ba2)
11,260,740	3.750	03/10/17	11,271,325
SunCoke Energy, Inc. (BB+/Ba1)
758,350	4.000	07/26/18	756,454

			15,307,275

Packaging – 2.9%
Berry Plastics Holding Corp. (B+/B1)
4,973,475	2.195	04/03/15	4,960,494
21,945,000	3.500	02/07/20	21,682,977
Consolidated Container Co. LLC (B+/B1)
7,952,437	5.000	07/03/19	7,971,205
Kleopatra Acquisition Corp. (B/Ba3)
7,388,784	5.750	12/21/16	7,416,492
Pact Group Pty Ltd. (B+/Ba3)
7,150,000	3.750	05/29/20	7,096,375
Reynolds Group Holdings, Inc. (B+/B1)
16,768,487	4.750	09/28/18	16,792,969
Sealed Air Corp. (BB/Ba1)
2,456,250	4.000	10/03/18	2,473,149

			68,393,661

Pipelines – 0.2%
Ruby Western Pipeline Holdings LLC (BB+/Ba2)
5,000,000	3.500	03/27/20	4,975,000

Real Estate – 0.7%
Realogy Corp. (BB-/B1)
11,250,000	4.500	03/05/20	11,252,813
Starwood Property Trust, Inc. (BB+/Ba3)
3,990,000	3.500	04/17/20	3,970,050

			15,222,863

Restaurants – 1.1%
DineEquity, Inc. (BB-/Ba2)
3,038,965	3.750	10/19/17	3,041,669
NPC International, Inc. (B/Ba3)
1,963,333	4.500	12/28/18	1,966,612
OSI Restaurant Partners LLC (B+/B1)
8,484,300	3.500	10/25/19	8,449,345
Seminole Hard Rock Entertainment, Inc. (BB+/Ba1)
5,000,000	3.500	05/15/20	4,975,000

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Restaurants – (continued)
Wendy’s International, Inc. (B+/B1)
$7,765,941	3.250%	05/15/19	$ 7,731,305

			26,163,931

Retailers – 6.7%
99 Cents Only Stores (B+/B2)
3,037,713	5.260	01/11/19	3,027,263
Academy Ltd. (B/B1)
8,399,022	4.500	08/03/18	8,417,416
AI Chem & CY SCA (B+/Ba3)
3,000,000	4.500	10/03/19	2,981,250
Avis Budget Car Rental LLC (BB/B1)
1,496,250	3.000	03/15/19	1,496,250
Bass Pro Group LLC (BB-/B1)
5,369,024	4.000	11/20/19	5,358,501
BJ’s Wholesale Club, Inc. (B/B3)
14,054,544	4.250	09/26/19	13,979,915
BJ’s Wholesale Club, Inc. (CCC+/Caa1)
6,375,040	9.750	03/26/20	6,486,603
Burlington Coat Factory Warehouse Corp. (B+/B1)
5,719,296	4.250	02/23/17	5,710,718
Charlotte Russe, Inc. (NR/NR)
9,500,000	6.750	05/21/19	9,405,000
Collective Brands, Inc. (B/B2)
10,211,906	7.250	10/09/19	10,314,025
Container Store, Inc. (B-/B3)
8,990,000	5.500	04/05/19	8,984,426
Fairway Group Acquisition Co. (NR/NR)
3,134,270	5.000	08/17/18	3,128,409
General Nutrition Centers, Inc. (BB/B1)
2,994,999	3.750	03/02/18	2,985,655
Grocery Outlet, Inc. (NR/NR)
3,990,000	5.500	12/10/18	3,980,025
2,251,087	10.500	05/24/19	2,284,853
Leslie’s Poolmart, Inc. (B/B2)
3,907,120	5.250	10/16/19	3,913,645
Michaels Stores, Inc. (BB-/B1)
21,500,000	3.750	01/28/20	21,414,860
Neiman-Marcus Group, Inc. (B+/B2)
29,625,000	4.000	05/16/18	29,504,723
Party City Holdings, Inc. (B/B1)
7,972,438	4.250	07/29/19	7,904,353
Petco Animal Supplies, Inc. (B/Ba3)
5,416,667	4.000	11/24/17	5,406,538
Roundy’s Supermarkets, Inc. (B+/B1)
1,468,027	5.750	02/13/19	1,430,108

			158,114,536

Services Cyclical - Business Services – 3.9%
ADS Waste Holdings, Inc. (B+/B1)
19,270,706	4.250	10/09/19	19,188,806
Crossmark Holdings, Inc. (B/B1)
4,278,500	4.500	12/20/19	4,260,659
Crossmark Holdings, Inc. (CCC+/Caa1)
3,200,000	8.750	12/21/20	3,184,000
First Data Corp. (B+/B1)
10,977,728	4.193	03/24/17	10,713,604
18,535,076	4.193	03/23/18	18,048,530
3,500,000	4.193	09/24/18	3,408,125
Hartland Clarke Holdings Corp. (B+/B1)
6,500,000	7.000	05/22/18	6,235,385
Ship US Bidco, Inc. (B+/Ba3)
4,013,791	5.250	11/30/17	4,025,832

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
Sungard Data Systems, Inc. (BB/Ba3)
$5,697,659	4.000%	03/08/20	$ 5,687,688
Trans Union LLC (BB-/Ba2)
2,376,101	4.250	02/10/19	2,383,229
Tribune Co. (BB+/Ba3)
4,975,000	4.000	12/31/19	4,943,906
VeriFone Systems, Inc. (BB/Ba3)
724,651	4.250	12/28/18	720,723
Waste Industries USA, Inc. (B+/B1)
4,079,482	4.000	03/17/17	4,072,669
WCA Waste Systems, Inc. (B+/B1)
1,481,250	4.000	03/23/18	1,477,547
West Corp. (BB/Ba3)
3,513,848	3.750	06/29/18	3,500,672

			91,851,375

Services Cyclical - Consumer Services – 2.9%
Acosta, Inc. (B+/NR)
4,432,677	5.000	03/02/18	4,452,979
Altegrity, Inc. (B-/B3)
1,500,000	7.750	02/20/15	1,496,250
6,572,161	5.000	02/21/15	6,498,224
Bright Horizons Family Solution, Inc. (B+/B1)
27,909,451	4.000	01/30/20	27,972,248
Lonestar Intermediate Super Holdings LLC (B-/Ba3)
14,000,000	11.000	09/02/19	14,560,000
Weight Watchers International, Inc. (BB/Ba1)
13,000,000	3.750	04/02/20	12,905,750

			67,885,451

Technology – 1.3%
Ancestry.com, Inc. (B/B2)
7,900,000	4.250	05/14/18	7,860,500
Ancestry.com, Inc. (B+/B1)
1,461,340	5.250	12/28/18	1,458,783
Arris Group, Inc. (BB-/Ba3)
8,977,500	3.500	04/17/20	8,880,274
CDW LLC (B+/Ba3)
12,483,750	3.500	04/29/20	12,304,358

			30,503,915

Technology - Software/Services – 1.8%
Aspect Software, Inc. (B/B1)
2,324,108	7.000	05/06/16	2,320,227
Autotrader.com, Inc. (BB+/Ba3)
1,857,705	4.000	12/15/16	1,866,956
Blackboard, Inc. (B+/B1)
7,469,981	6.250	10/04/18	7,530,712
Dealer Computer Services, Inc. (BBB-/Ba2)
2,013,464	2.195	04/21/16	2,010,947
Emdeon, Inc. (BB-/Ba3)
12,420,072	3.750	11/02/18	12,333,132
Ion Trading Technologies S.A.R.L. (B+/B2)
3,525,000	4.500	05/22/20	3,501,488
Ion Trading Technologies S.A.R.L. (CCC+/Caa2)
4,900,000	8.250	05/21/21	4,887,750
Lawson Software, Inc. (B+/Ba3)
4,492,977	5.250	04/05/18	4,497,650
SS&C Technologies, Inc. (BB/Ba3)
2,479,623	3.500	06/07/19	2,467,224

			41,416,086

Principal Amount		Interest Rate	Maturity Date	Value
Senior Term Loans(a) – (continued)
Telecommunications - Internet & Data – 0.9%
Level 3 Financing, Inc. (BB-/Ba3)
	$13,500,000	4.750%	08/01/19	$ 13,487,310
	2,500,000	5.250	08/01/19	2,500,000
tw telecom holdings, Inc. (BB+/Baa3)
	5,000,000	2.700	04/17/20	4,995,850

				20,983,160

Transportation Services – 0.3%
Swift Transportation Co., Inc. (B+/Ba2)
	5,121,351	2.942	12/21/16	5,117,101
Swift Transportation Co., Inc. (BB/Ba2)
	1,332,134	4.000	12/21/17	1,333,799

				6,450,900

Utilities - Electric – 2.4%
AES Corp. (BB+/Ba1)
	14,307,959	3.750	06/01/18	14,316,973
Calpine Corp. (BB-/B1)
	9,312,492	4.000	04/02/18	9,289,211
	17,358,877	4.000	10/09/19	17,326,416
Covanta Energy Corp. (BB+/Baa3)
	1,234,375	3.500	03/28/19	1,242,090
NRG Energy, Inc. (BB+/Baa3)
	13,820,375	2.750	07/02/18	13,673,602

				55,848,292

Wireless Telecommunications – 3.5%
Alcatel-Lucent USA, Inc. (B+/B1)
	17,928,703	7.250	01/30/19	18,070,698
Asurion LLC (B+/NR)
	15,089,288	4.500	05/24/19	14,934,623
BBHI Acquisition LLC (BB+/Ba3)
	7,405,940	5.250	12/14/17	7,394,831
Intelsat Jackson Holdings Ltd. (BB-/Ba3)
	32,248,287	4.250	04/02/18	32,248,287
LTS Buyer LLC (B/B1)
	10,500,000	4.500	04/13/20	10,414,740

				83,063,179

TOTAL SENIOR TERM LOANS				$1,923,138,158

Corporate Obligations – 8.4%
Aerospace(b)(c) – 0.2%
Bombardier, Inc. (BB/Ba2)
	$5,100,000	4.250%	01/15/16	$ 5,214,750

Airlines(b) – 0.7%
Air Canada (A-/Baa3)
	4,000,000	4.125	05/15/25	3,972,000
Air Canada (B+/B2)
	9,040,000	9.250 (c)	08/01/15	9,480,700
Air Canada (BB/B1)
	3,750,000	5.375	05/15/21	3,668,625

				17,121,325

Automotive - Parts(b)(c) – 0.1%
Schaeffler Finance BV (B+/Ba3)
EUR	2,200,000	4.250	05/15/18	2,806,872

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Building Materials(b)(c) – 0.1%
American Builders & Contractors Supply Co., Inc. (B/B3)
	$1,000,000	5.625%	04/15/21	$ 980,000
Grohe Holding GmbH (NR/B3)(d)
EUR	800,000	8.750	12/15/17	1,083,587

				2,063,587

Chemicals(c) – 0.4%
Ashland, Inc. (BB/Ba1)(b)
	$3,000,000	3.000	03/15/16	3,015,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/NR)
	4,000,000	9.000	11/15/20	3,810,000
Huntsman International LLC (BB-/B1)
	2,150,000	4.875	11/15/20	2,123,125

				8,948,125

Commercial Services(b)(c) – 0.3%
Altegrity, Inc. (CCC-/Caa3)
	7,500,000	10.500	11/01/15	6,750,000

Construction Machinery(c) – 0.2%
CNH Capital LLC (BB/Ba2)
	4,250,000	3.875	11/01/15	4,292,500

Consumer Products - Household & Leisure(c) – 0.1%
Spectrum Brands, Inc. (B/Ba3)
	1,550,000	9.500	06/15/18	1,701,125

Consumer Products - Industrial(c) – 0.1%
HD Supply, Inc. (B+/B1)
	2,000,000	8.125	04/15/19	2,185,000

Energy(b)(c) – 0.2%
Frac Tech International LLC (B+/Ba3)
	4,919,000	8.125	11/15/18	5,115,760

Energy - Exploration & Production(c) – 0.2%
Continental Resources, Inc. (BB+/Ba2)
	5,000,000	5.000	09/15/22	5,075,000

Finance – 0.3%
Ally Financial, Inc. (B+/B1)
	1,250,000	4.625	06/26/15	1,281,250
CIT Group, Inc. (BB-/Ba3)(b)(c)
	1,650,000	5.500	02/15/19	1,695,375
General Motors Financial Co., Inc. (BB-/Ba3)(b)(c)
	2,150,000	2.750	05/15/16	2,112,375
International Lease Finance Corp. (BBB-/Ba2)(b)(c)
	2,000,000	7.125	09/01/18	2,215,000

				7,304,000

Food and Beverage(b)(c) – 0.1%
Shearer’s Foods LLC/Chip Finance Corp. (B/B3)
	900,000	9.000	11/01/19	951,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Gaming(b)(c) – 0.3%
Caesars Operating Escrow LLC/Caesars Escrow Corp. (B-/B3)
$5,000,000	9.000%		02/15/20	$ 4,762,500
Chester Downs & Marina LLC (B/B3)
1,500,000	9.250		02/01/20	1,443,750

				6,206,250

Health Care(c) – 0.9%
Community Health Systems, Inc. (BB/Ba2)
12,550,000	5.125		08/15/18	12,738,250
DaVita HealthCare Partners, Inc. (B/B2)
1,400,000	5.750		08/15/22	1,403,500
HCA, Inc. (BB/Ba3)
500,000	8.500		04/15/19	536,875
6,400,000	6.500		02/15/20	6,928,000

				21,606,625

Health Care - Medical Products(c) – 0.2%
DJO Finance LLC/DJO Finance Corp. (CCC+/Caa1)
5,179,000	7.750		04/15/18	5,114,262

Health Care - Pharmaceuticals(b)(c) – 0.1%
Valeant Pharmaceuticals International (B/B1)
2,000,000	6.500		07/15/16	2,070,000

Health Care - Services(c) – 0.2%
MPT Operating Partnership LP/MPT Finance Corp. (BB/Ba1)
2,000,000	6.375		02/15/22	2,100,000
MultiPlan, Inc. (CCC+/Caa1)(b)
3,000,000	9.875		09/01/18	3,270,000

				5,370,000

Media - Broadcasting & Radio(c) – 0.7%
Clear Channel Communications, Inc. (CCC+/Caa1)
3,153,000	9.000	(b)	12/15/19	3,058,410
3,000,000	9.000		03/01/21	2,850,000
Univision Communications, Inc. (B+/B2)(b)
2,400,000	6.875		05/15/19	2,520,000
7,100,000	6.750		09/15/22	7,437,250

				15,865,660

Media - Cable(b)(c) – 0.1%
Lynx I Corp. (BB-/Ba3)
1,800,000	5.375		04/15/21	1,809,000

Packaging(c) – 0.2%
Ardagh Packaging Finance PLC (B+/Ba3)(b)
800,000	7.375		10/15/17	850,000
Ardagh Packaging Finance PLC (NR/Ba3)(b)
1,000,000	4.875		11/15/22	930,000
Reynolds Group Issuer, Inc. (B+/B1)
2,300,000	5.750		10/15/20	2,311,500

				4,091,500

Retailers(b)(c) – 0.2%
American Apparel, Inc. (B-/Caa1)
5,000,000	13.000		04/15/20	5,025,000

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Business Services(b)(c) – 0.2%
First Data Corp. (B+/B1)
	$4,500,000	6.750%		11/01/20	$ 4,601,250

Services Cyclical - Rental Equipment(b)(c) – 0.4%
Algeco Scotsman Global Finance PLC (B/B1)
	5,000,000	8.500		10/15/18	4,981,250
Algeco Scotsman Global Finance PLC (CCC+/B3)
	5,500,000	10.750		10/15/19	5,252,500

					10,233,750

Technology - Software/Services(b)(c) – 0.1%
NXP BV/NXP Funding LLC (B/B3)
	3,200,000	3.750		06/01/18	3,080,000

Telecommunications(c) – 0.1%
Sunrise Communications International SA (BB-/Ba3)
CHF	2,050,000	5.625		12/31/17	2,181,197

Telecommunications - Cellular(c) – 1.0%
Matterhorn Mobile SA (B+/B1)(b)(d)
	750,000	5.395		05/15/19	794,029
Sprint Nextel Corp. (BB+/Ba3)(b)
	$3,500,000	9.000		11/15/18	4,086,250
	1,250,000	7.000		03/01/20	1,340,625
Sprint Nextel Corp. (BB-/B3)
	2,500,000	6.000		12/01/16	2,637,500
	8,000,000	7.000		08/15/20	8,400,000
Wind Acquisition Finance SA (BB-/Ba3)
	2,000,000	7.250	(b)	02/15/18	2,020,000
EUR	2,000,000	5.456	(d)	04/30/19	2,577,266
	$1,600,000	6.500	(b)	04/30/20	1,584,000

					23,439,670

Telecommunications - Internet & Data(c)(d) – 0.0%
Level 3 Financing, Inc. (CCC+/B3)
	50,000	4.215		02/15/15	49,750

Telecommunications - Satellites(b)(c) – 0.1%
Intelsat Luxembourg SA (CCC+/Caa2)
	1,050,000	7.750		06/01/21	1,057,875
	700,000	8.125		06/01/23	719,250

					1,777,125

Telecommunications - Wirelines(c) – 0.3%
Frontier Communications Corp. (BB-/Ba2)
	5,000,000	8.250		04/15/17	5,600,000
PAETEC Holding Corp. (NR/WR)
	2,000,000	9.875		12/01/18	2,205,000

					7,805,000

Transportation(c) – 0.2%
Aguila 3 SA (B/B2)
	1,650,000	7.875	(b)	01/31/18	1,699,500
CHF	2,150,000	7.875		01/31/18	2,321,740

					4,021,240

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities - Electric(c) – 0.1%
AES Corp. (BB-/Ba3)
$650,000	4.875%	05/15/23	$ 606,125
DPL, Inc. (BB/Ba1)
2,000,000	6.500	10/15/16	2,085,000

			2,691,125

TOTAL CORPORATE OBLIGATIONS			$ 196,568,198

Asset-Backed Securities(b)(d) – 0.9%
Collateralized Loan Obligations – 0.9%
ACIS CLO Ltd. Series 2013-1A, Class ACOM (A/NR)
$9,000,000	1.558%	04/18/24	$ 8,620,380
OFSI Fund V Ltd. Series 2013-5A, Class A3L (A/NR)
4,000,000	3.492	04/17/25	3,896,152
Palmer Square CLO Ltd. Series 2013-1A, Class B (A/NR)
3,300,000	3.124	05/15/25	3,203,033
Red River CLO Ltd. Series 1A, Class A (AA+/Aa1)
4,321,787	0.544	07/27/18	4,189,804

TOTAL ASSET-BACKED SECURITIES			$ 19,909,369

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$2,139,615,725

Short-term Investment(e) – 18.5%
Repurchase Agreement – 18.5%
Joint Repurchase Agreement Account II
$434,100,000	0.158%	07/01/13	$ 434,100,000

TOTAL INVESTMENTS – 109.8%			$2,573,715,725

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.8)%			(229,397,112)

NET ASSETS – 100.0%			$2,344,318,613

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $133,363,602, which represents approximately 5.7% of net assets as of June 30, 2013.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

State Street Bank	USD/EUR	07/03/13	$5,466,995	$1,334

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	USD/CHF	07/03/13	$5,286,256	$(83,778)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$103,000	12/18/15	0.500%	3 month LIBOR	$(164,594)	$(264,174)
45,700	12/18/16	3 month LIBOR	0.500%	555,209	258,438
56,500	12/18/18	3 month LIBOR	1.000	1,398,093	930,160
44,000	12/18/20	3 month LIBOR	1.500	1,482,844	1,091,643
13,300	12/18/23	3 month LIBOR	2.000	637,695	426,978

TOTAL				$3,909,247	$2,443,045

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,584,694,141

Gross unrealized gain	6,324,280
Gross unrealized loss	(17,302,696)

Net unrealized security loss	$(10,978,416)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 85.5%
Automotive – 1.6%
Ford Motor Credit Co. LLC
	$5,350,000	3.984%		06/15/16	$ 5,575,670
	2,400,000	8.000		12/15/16	2,804,451
	475,000	5.000		05/15/18	506,238

					8,886,359

Automotive Parts(a) – 0.2%
Delphi Corp.
	1,015,000	5.000		02/15/23	1,040,375

Banks – 15.2%
Abbey National Treasury Services PLC
	2,700,000	2.875		04/25/14	2,733,032
GBP	600,000	2.106	(b)	02/16/15	929,452
ANZ Capital Trust II(a)(c)
	$4,200,000	5.360		12/15/49	4,200,000
Bank of America Corp.
	3,400,000	6.000		09/01/17	3,793,949
	1,600,000	5.625		07/01/20	1,769,616
	1,150,000	5.875		01/05/21	1,290,206
	3,750,000	5.000		05/13/21	3,979,727
Bank of Scotland PLC(c)
	100,000	5.250		02/21/17	112,120
Barclays Bank PLC(c)
	2,150,000	6.050		12/04/17	2,325,698
Citigroup, Inc.
	3,750,000	3.375		03/01/23	3,574,771
Compass Bank
	1,525,000	5.500		04/01/20	1,557,561
Credit Agricole SA(c)
	4,475,000	1.625		04/15/16	4,440,811
Discover Bank
	877,000	8.700		11/18/19	1,108,780
ING Bank NV(c)
	1,375,000	2.000		09/25/15	1,386,660
	5,300,000	4.000		03/15/16	5,590,652
Intesa Sanpaolo SPA
	1,525,000	3.125		01/15/16	1,491,475
	3,350,000	3.875		01/16/18	3,189,542
JPMorgan Chase & Co.
	7,200,000	4.350		08/15/21	7,483,953
Merrill Lynch & Co., Inc.
	1,250,000	6.400		08/28/17	1,406,349
MUFG Capital Finance 1 Ltd.(a)(b)
	2,650,000	6.346		07/25/49	2,881,875
Northern Rock Asset Management PLC(c)
	1,400,000	5.625		06/22/17	1,597,627
Regions Financial Corp.
	3,850,000	5.750		06/15/15	4,158,000
	2,575,000	2.000	(a)	05/15/18	2,429,345
Royal Bank of Scotland PLC
	4,250,000	2.550		09/18/15	4,333,533
Santander Holdings USA, Inc.
	3,000,000	3.000	(a)	09/24/15	3,053,092
	855,000	4.625		04/19/16	895,900
Santander US Debt SAU(c)
	1,700,000	3.781		10/07/15	1,732,786
Sparebank 1 Boligkreditt AS(c)
	200,000	1.750		11/15/19	188,120

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Stadshypotek AB(c)
$2,100,000	1.875%		10/02/19	$ 2,008,230
Standard Chartered PLC(c)
3,825,000	3.950		01/11/23	3,558,191
Union Bank NA(a)
3,900,000	2.125		06/16/17	3,886,243
Westpac Capital Trust III(a)(b)(c)
1,685,000	5.819		09/30/49	1,676,575

				84,763,871

Brokerage – 2.6%
Morgan Stanley & Co.
10,500,000	6.250	(a)	08/28/17	11,687,325
2,375,000	5.950		12/28/17	2,628,588

				14,315,913

Chemicals(a) – 3.1%
CF Industries, Inc.
2,225,000	3.450		06/01/23	2,121,860
Ecolab, Inc.
4,550,000	1.450		12/08/17	4,412,430
2,225,000	4.350		12/08/21	2,350,248
Incitec Pivot Ltd.(c)
3,700,000	4.000		12/07/15	3,866,204
The Mosaic Co.
4,640,000	3.750		11/15/21	4,646,126

				17,396,868

Consumer Products(a) – 1.0%
Avon Products, Inc.
1,750,000	2.375		03/15/16	1,765,129
3,875,000	4.600		03/15/20	3,914,781

				5,679,910

Distributor(a)(c) – 0.2%
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,207,117

Diversified Manufacturing(a) – 2.1%
Precision Castparts Corp.
3,284,000	3.900		01/15/43	2,998,166
Roper Industries, Inc.
4,775,000	2.050		10/01/18	4,677,208
Xylem, Inc.
3,650,000	3.550		09/20/16	3,814,502

				11,489,876

Electric(a) – 5.2%
Arizona Public Service Co.
3,965,000	8.750		03/01/19	5,104,419
Consumers Energy Co.
2,500,000	3.950		05/15/43	2,297,881
Florida Power & Light Co.
2,600,000	5.250		02/01/41	2,885,473
Kentucky Utilities Co.
1,700,000	5.125		11/01/40	1,852,959
NV Energy, Inc.
3,518,000	6.250		11/15/20	4,116,060
PPL WEM Holdings PLC(c)
3,700,000	5.375		05/01/21	4,057,516

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric(a) – (continued)
Progress Energy, Inc.
$1,000,000	7.000%		10/30/31	$ 1,212,161
Public Service Electric & Gas Co.
2,525,000	3.950		05/01/42	2,343,725
Puget Sound Energy, Inc.(b)
2,000,000	6.974		06/01/67	2,070,000
Southern California Edison Co.
1,550,000	4.050		03/15/42	1,452,098
Virginia Electric and Power Co.
2,030,000	4.000		01/15/43	1,867,758

				29,260,050

Energy – 9.8%
Anadarko Petroleum Corp.(a)
4,225,000	8.700		03/15/19	5,425,147
BG Energy Capital PLC(a)(b)
2,550,000	6.500		11/30/72	2,738,781
BP Capital Markets PLC(a)
8,600,000	4.500		10/01/20	9,328,931
Corp Financiera de Desarrollo SA(a)(c)
360,000	4.750		02/08/22	356,920
Dolphin Energy Ltd.(c)
391,215	5.888	(a)	06/15/19	427,402
600,000	5.500		12/15/21	651,429
Gaz Capital SA for Gazprom
990,000	9.250		04/23/19	1,202,850
810,000	4.950		07/19/22	774,563
Gazprom Neft OAO Via GPN Capital SA
450,000	4.375		09/19/22	412,875
Nexen, Inc.(a)
945,000	6.400		05/15/37	1,025,291
2,525,000	7.500		07/30/39	3,078,770
Pemex Project Funding Master Trust(a)
900,000	6.625		06/15/35	942,750
Petrobras Global Finance BV(a)
1,280,000	4.375		05/20/23	1,173,854
Petrobras International Finance Co.(a)
430,000	5.750		01/20/20	445,202
2,440,000	5.375		01/27/21	2,468,104
Petroleos Mexicanos(a)
1,130,000	5.500		01/21/21	1,203,450
PTTEP Canada International Finance Ltd.(c)
820,000	5.692		04/05/21	878,425
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
3,850,000	4.199		03/06/22	3,561,250
Rowan Cos., Inc.(a)
900,000	4.875		06/01/22	931,784
Shell International Finance BV(a)
2,250,000	3.625		08/21/42	1,978,169
TNK-BP Finance SA
303,000	7.500		07/18/16	336,330
167,000	7.250		02/02/20	186,205
Transocean, Inc.(a)
1,300,000	6.000		03/15/18	1,452,441
7,050,000	6.500		11/15/20	7,934,820
1,475,000	6.375		12/15/21	1,658,746
Transportadora de Gas Internacional SA(a)
770,000	5.700		03/20/22	792,364
Weatherford International Ltd.(a)
2,685,000	9.625		03/01/19	3,386,437

				54,753,290

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 4.8%
Anadolu Efes Biracilik ve Malt Sanayii AS(c)
$1,575,000	3.375%		11/01/22	$ 1,366,312
ConAgra Foods, Inc.(a)
7,025,000	1.900		01/25/18	6,928,306
Kraft Foods Group, Inc.
702,000	6.125		08/23/18	823,790
Mondelez International, Inc.
4,800,000	6.500		02/09/40	5,661,516
Pernod-Ricard SA(a)(c)
8,850,000	4.450		01/15/22	9,014,663
SABMiller Holdings, Inc.(a)(c)
2,850,000	2.450		01/15/17	2,895,224

				26,689,811

Health Care - Medical Products(a) – 0.6%
Humana, Inc.
2,765,000	7.200		06/15/18	3,265,503

Health Care - Services(a) – 1.9%
Coventry Health Care, Inc.
2,550,000	6.300		08/15/14	2,693,260
Express Scripts Holding Co.
3,825,000	3.125		05/15/16	3,994,180
3,575,000	3.500		11/15/16	3,785,667

				10,473,107

Home Construction(a) – 0.8%
MDC Holdings, Inc.
2,275,000	5.625		02/01/20	2,411,500
2,375,000	6.000		01/15/43	2,161,250

				4,572,750

Life Insurance – 2.3%
American International Group, Inc.
1,550,000	2.375	(a)	08/24/15	1,570,582
1,900,000	5.850		01/16/18	2,139,593
Genworth Financial, Inc.(a)
1,000,000	8.625		12/15/16	1,181,712
1,550,000	7.700		06/15/20	1,775,549
2,775,000	7.625		09/24/21	3,204,337
Hartford Financial Services Group, Inc.(a)
1,349,000	6.000		01/15/19	1,519,731
MetLife Capital Trust X(a)(c)
1,125,000	9.250		04/08/38	1,485,000

				12,876,504

Media - Cable(a) – 1.5%
Comcast Corp.
1,375,000	4.250		01/15/33	1,306,380
2,775,000	6.450		03/15/37	3,290,478
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3,925,000	3.800		03/15/22	3,788,804

				8,385,662

Media - Non Cable(a) – 1.6%
NBCUniversal Media LLC
3,700,000	2.875		04/01/16	3,866,674
News America, Inc.
1,700,000	6.150		02/15/41	1,858,171

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable(a) – (continued)
WPP Finance UK
$2,875,000	8.000%	09/15/14	$ 3,103,065

			8,827,910

Metals & Mining(a) – 2.1%
Freeport-McMoRan Copper & Gold, Inc.
1,600,000	3.550	03/01/22	1,440,352
Glencore Funding LLC(c)
2,300,000	1.700	05/27/16	2,230,338
3,550,000	2.500	01/15/19	3,211,717
Xstrata Finance Canada Ltd.(c)
5,090,000	2.450	10/25/17	4,936,185

			11,818,592

Noncaptive - Financial – 1.9%
Discover Financial Services(a)
2,823,000	3.850	11/21/22	2,656,554
GE Capital Trust I(a)(b)
3,280,000	6.375	11/15/67	3,378,400
General Electric Capital Corp.
1,325,000	5.875	01/14/38	1,440,187
International Lease Finance Corp.
3,225,000	5.750	05/15/16	3,305,625

			10,780,766

Pharmaceuticals(a) – 1.9%
Actavis, Inc.
3,175,000	3.250	10/01/22	2,926,991
Mylan, Inc.(c)
2,600,000	7.875	07/15/20	3,000,265
Novartis Capital Corp.
3,725,000	3.700	09/21/42	3,331,519
Zoetis, Inc.(c)
1,400,000	1.875	02/01/18	1,374,339

			10,633,114

Pipelines(a) – 5.0%
Buckeye Partners LP
2,900,000	4.150	07/01/23	2,818,603
Energy Transfer Partners LP
3,727,000	5.950	02/01/15	4,000,384
Enterprise Products Operating LLC(b)
3,725,000	8.375	08/01/66	4,134,750
1,765,000	7.000	06/01/67	1,866,488
4,950,000	7.034	01/15/68	5,531,625
ONEOK Partners LP
1,055,000	6.850	10/15/37	1,199,567
Tennessee Gas Pipeline Co.
1,460,000	7.000	10/15/28	1,785,188
2,125,000	8.375	06/15/32	2,805,256
TransCanada PipeLines Ltd.(b)
3,875,000	6.350	05/15/67	4,010,625

			28,152,486

Property/Casualty Insurance(a) – 0.4%
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,556,969
QBE Insurance Group Ltd.(b)(c)
855,000	5.647	07/01/23	855,000

			2,411,969

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts(a) – 7.7%
Camden Property Trust
$3,400,000	5.700%	05/15/17	$ 3,807,870
CubeSmart LP
1,625,000	4.800	07/15/22	1,680,261
Developers Diversified Realty Corp.
590,000	9.625	03/15/16	705,838
3,750,000	7.500	04/01/17	4,349,572
Entertainment Properties Trust
2,975,000	5.750	08/15/22	3,041,086
ERP Operating LP
4,005,000	5.250	09/15/14	4,208,810
HCP, Inc.
2,975,000	6.300	09/15/16	3,370,741
2,475,000	2.625	02/01/20	2,311,059
Health Care REIT, Inc.
1,250,000	4.700	09/15/17	1,363,349
775,000	4.125	04/01/19	810,078
Healthcare Trust of America Holdings LP(c)
2,850,000	3.700	04/15/23	2,653,499
Kilroy Realty LP
2,300,000	5.000	11/03/15	2,477,247
1,125,000	6.625	06/01/20	1,275,580
National Retail Properties, Inc.
2,650,000	3.800	10/15/22	2,543,190
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,409,735
ProLogis LP
2,075,000	6.125	12/01/16	2,334,727
UDR, Inc.
1,900,000	4.250	06/01/18	2,015,056
Ventas Realty LP
2,625,000	4.250	03/01/22	2,619,273

			42,976,971

Restaurants(a) – 0.5%
McDonald’s Corp.
3,125,000	3.625	05/01/43	2,752,535

Retailers(a) – 1.7%
CVS Caremark Corp.
2,750,000	5.750	05/15/41	3,084,513
NIKE, Inc.
4,061,000	3.625	05/01/43	3,546,171
Walgreen Co.
2,700,000	1.800	09/15/17	2,660,186

			9,290,870

Technology - Hardware(a) – 1.9%
Hewlett-Packard Co.
1,400,000	3.000	09/15/16	1,436,892
5,275,000	2.600	09/15/17	5,271,038
1,396,000	4.300	06/01/21	1,352,125
NetApp, Inc.
2,825,000	2.000	12/15/17	2,734,573

			10,794,628

Technology - Software/Services(a) – 1.2%
Apple, Inc.
5,375,000	3.850	05/04/43	4,730,988
Fidelity National Information Services, Inc.
850,000	2.000	04/15/18	819,023
950,000	3.500	04/15/23	866,152

			6,416,163

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Tobacco – 1.4%
Altria Group, Inc.
$1,650,000	2.850%	08/09/22	$ 1,528,932
Imperial Tobacco Finance PLC(a)(c)
4,475,000	2.050	02/11/18	4,398,853
2,100,000	3.500	02/11/23	1,974,336

			7,902,121

Transportation(a) – 0.5%
Burlington Northern Santa Fe LLC
3,050,000	4.375	09/01/42	2,784,532

Trucking & Leasing(a)(c) – 2.2%
ERAC USA Finance LLC
3,650,000	5.625	03/15/42	3,664,158
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,450,000	3.125	05/11/15	2,531,588
3,100,000	2.500	03/15/16	3,153,258
3,000,000	2.875	07/17/18	3,029,835

			12,378,839

Wirelines Telecommunications(a) – 2.6%
AT&T, Inc.
1,325,000	3.875	08/15/21	1,361,619
5,925,000	2.625	12/01/22	5,386,474
3,000,000	6.300	01/15/38	3,324,870
Telefonica Emisiones SAU
625,000	6.221	07/03/17	680,284
1,750,000	3.192	04/27/18	1,690,835
1,925,000	5.462	02/16/21	1,984,260

			14,428,342

TOTAL CORPORATE OBLIGATIONS			$477,406,804

Agency Debenture – 0.1%
Tennessee Valley Authority
$500,000	4.625%	09/15/60	$ 488,129

Foreign Debt Obligations – 2.3%
Sovereign – 2.3%
Federal Republic of Brazil
$1,175,000	7.125%	01/20/37	$ 1,398,250
Republic of Chile
1,660,000	3.625	10/30/42	1,361,200
Republic of Colombia
230,000	7.375	09/18/37	290,950
930,000	6.125	01/18/41	1,027,650
Republic of Indonesia
710,000	8.500	10/12/35	933,650
Republic of Panama
140,000	7.125	01/29/26	168,000
Republic of Slovenia
1,330,000	5.500 (c)	10/26/22	1,209,663
1,490,000	5.500	10/26/22	1,355,187
Republic of Uruguay
400,000	7.625	03/21/36	500,000

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States
$3,800,000	6.050%	01/11/40	$ 4,161,000
300,000	4.750	03/08/44	271,500

TOTAL FOREIGN DEBT OBLIGATIONS			$ 12,677,050

Municipal Debt Obligations – 2.6%
California – 1.5%
California State GO Bonds Build America Taxable Series 2009
$1,450,000	7.500%	04/01/34	$ 1,879,606
455,000	7.300	10/01/39	587,141
California State GO Bonds Build America Taxable Series 2010
2,320,000	7.625	03/01/40	3,116,154
California State University RB Build America Bonds Series 2010
2,825,000	6.484	11/01/41	3,083,318

			8,666,219

Illinois – 1.0%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	2,069,402
Illinois State GO Bonds Build America Series 2010
3,225,000	6.630	02/01/35	3,326,200

			5,395,602

New Jersey – 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	465,959

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 14,527,780

U.S. Treasury Obligations – 1.4%
United States Treasury Bonds
$200,000	2.875%	05/15/43	$ 176,954
United States Treasury Notes
3,100,000	1.375	06/30/18	3,097,830
3,100,000	1.375 (d)	05/31/20	2,991,004
1,900,000	1.875	06/30/20	1,892,647

TOTAL U.S. TREASURY OBLIGATIONS			$ 8,158,435

Shares	Rate	Value
Preferred Stock(a) – 0.3%
Life Insurance – 0.3%
American General Capital II
1,325,000	8.500%	$ 1,669,500

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.7%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$5,700,000	3.590%	03/22/16	$ 349,136
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
5,200,000	4.070	03/29/16	228,549

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
$17,900,000	2.724%	05/15/14	$ 105,755
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
17,900,000	2.724	05/15/14	263,607
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
11,700,000	3.005	06/11/14	164,317
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
11,700,000	3.005	06/11/14	201,140
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.200%
7,300,000	3.200	06/24/14	139,740
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.200%
7,300,000	3.200	06/24/14	109,127
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
10,500,000	3.010	05/29/15	177,508
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
10,500,000	3.010	05/29/15	420,356
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
6,000,000	3.085	05/29/15	190,841
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
6,000,000	3.085	05/29/15	390,704
CItibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
5,600,000	3.040	06/03/15	169,009
CItibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
5,600,000	3.040	06/03/15	378,841
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
10,400,000	3.633	02/19/16	601,682
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
5,000,000	3.570	02/22/16	302,496
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
4,800,000	3.625	02/22/16	279,508
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
2,300,000	2.420	05/13/14	56,461
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
17,600,000	2.420	05/13/14	350,557
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
18,500,000	2.705	05/14/14	106,344
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
18,500,000	2.705	05/14/14	277,660
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
21,600,000	2.535	05/22/14	86,269
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
21,600,000	2.535	05/22/14	380,686
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
30,100,000	2.958	06/10/14	264,854
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
30,100,000	2.958	06/10/14	365,883
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
16,100,000	1.950	10/26/15	213,921

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
$16,000,000	2.030%	10/26/15	$ 201,661
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
33,100,000	3.670	03/08/16	1,893,883
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
5,300,000	3.080	06/04/15	167,308
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
5,300,000	3.080	06/04/15	348,956
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
15,500,000	1.855	11/02/15	223,014
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
4,700,000	3.610	02/16/16	274,994

TOTAL OPTIONS PURCHASED			$ 9,684,767

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$524,612,465

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 6.3%
Repurchase Agreement – 6.3%
Joint Repurchase Agreement Account II
$35,000,000	0.158%	07/01/13	$ 35,000,000

TOTAL INVESTMENTS – 100.2%			$559,612,465

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,033,051)

NET ASSETS – 100.0%			$558,579,414

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $96,807,966, which represents approximately 17.3% of net assets as of June 30, 2013.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Currency Abbreviations:
GBP	— British Pound
MXN	— Mexican Peso
USD	— U.S. Dollar

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Securities, Inc.	USD/GBP	08/08/13	$930,855	$16,066
Royal Bank of Canada	MXN/USD	07/26/13	3,717,774	32,816

TOTAL				$48,882

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	USD/MXN	07/26/13	$3,637,309	$(78,519)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	211	September 2013	$31,082,938	$(1,083,068)
2 Year U.S. Treasury Notes	31	September 2013	6,820,000	(6,160)
5 Year U.S. Treasury Notes	259	September 2013	31,351,141	(405,759)
10 Year U.S. Treasury Notes	(48)	September 2013	(6,075,000)	(26,831)
20 Year U.S. Treasury Bonds	239	September 2013	32,466,656	(294,038)

TOTAL				$(1,815,856)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$3,900	(a)	02/23/26	3.133%	3 month LIBOR	$—	$(193,281)
	1,800	(a)	02/24/26	3.125	3 month LIBOR	—	(90,491)
	1,900	(a)	02/24/26	3.070	3 month LIBOR	—	(104,357)
Credit Suisse International (London)	34,000		05/31/17	3 month LIBOR	0.700%	(35,074)	626,454
Deutsche Bank Securities, Inc.	7,200	(a)	10/28/17	1.450	3 month LIBOR	—	(102,334)
	7,200	(a)	10/28/17	1.530	3 month LIBOR	—	(91,110)
	12,600	(a)	03/10/26	3.170	3 month LIBOR	—	(596,887)
JPMorgan Securities, Inc.	7,000	(a)	11/05/17	1.355	3 month LIBOR	—	(114,828)
	1,800	(a)	02/18/26	3.110	3 month LIBOR	—	(92,036)

TOTAL						$(35,074)	$(758,870)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged		Market Value
Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$13,600	12/18/18	3 month LIBOR	1.000%	$208,709	$351,720
2,300	12/18/20	3 month LIBOR	1.500	49,440	85,136
11,800	12/18/23	2.000%	3 month LIBOR	(676,616)	(267,981)
2,900	06/12/24	3 month LIBOR	2.808	23	71,363
2,100	03/24/26	3.090	3 month LIBOR	17	(115,582)
1,400	03/31/26	3.070	3 month LIBOR	22	(79,971)
9,900	12/18/28	3 month LIBOR	2.500	184,100	796,974
12,400	12/18/43	3 month LIBOR	3.000	439,124	817,305

TOTAL				$204,819	$1,658,964

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$2,175	(1.000)%	06/20/14	0.144%	$(7,760)	$(11,300)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,900	(1.000)	06/20/14	0.144	(14,722)	(19,454)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	10,400	(1.000)	06/20/14	0.144	(40,769)	(50,370)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	4,575	(1.000)	06/20/14	0.144	(15,214)	(24,878)
Protection Sold:
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	9,825	1.000	06/20/16	0.484	7,966	144,900

TOTAL						$(70,499)	$38,898

(b)  Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 20		$104,175	(1.000)%	06/20/18	0.874%	$(710,744)	$57,913

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$557,306,889

Gross unrealized gain	17,197,034
Gross unrealized loss	(14,891,458)

Net unrealized security gain	$2,305,576

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – 70.7%
Brazil – 4.2%
Brazil Letras do Tesouro Nacional (A-/Baa2)(a)
BRL	34,806,000	0.000%		01/01/14	$ 14,912,335
Brazil Notas do Tesouro Nacional (A-/NR)
	22,806,000	10.000		01/01/18	9,770,125
	52,209,275	6.000		08/15/40	25,674,710
Brazil Notas do Tesouro Nacional (A-/Baa2)
	6,807,000	10.000		01/01/14	3,059,864
	4,746,925	6.000		08/15/16	2,225,479
	1,935,550	6.000		05/15/17	903,664
	28,800,000	10.000		01/01/21	12,062,024
	49,815,000	10.000		01/01/23	20,596,809
Federal Republic of Brazil (A-/Baa2)
	101,584,188	6.000		08/15/50	50,105,369

					139,310,379

Chile – 1.3%
Bonos de la Tesoreria de la Republica (NR/NR)
CLP	1,976,755,955	3.000		01/01/15	3,935,974
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	3,885,000,000	6.000		01/01/22	7,972,222
Bonos del Banco Central de Chile en Pesos (NR/NR)
	1,245,000,000	6.000		06/01/17	2,515,595
	1,462,570,880	3.000		03/01/22	3,031,640
	6,650,000,000	6.000		03/01/22	13,616,805
Republic of Chile (NR/NR)(b)
	2,905,000,000	6.000		01/01/18	5,874,038
	2,825,000,000	6.000		01/01/20	5,753,641

					42,699,915

Colombia – 3.4%
Republic of Colombia (NR/NR)
COP	31,079,400,000	8.000		10/28/15	17,127,282
	92,777,500,000	7.000		05/04/22	48,494,729
	6,603,233,010	4.750		02/23/23	3,561,543
	7,323,200,000	10.000		07/24/24	4,792,795
	51,884,100,000	6.000		04/28/28	23,907,317
Republic of Colombia (NR/Baa3)
	3,538,000,000	4.375		03/21/23	1,631,159
Republic of Colombia (BBB/Baa3)
	2,399,000,000	12.000		10/22/15	1,435,720
	3,715,000,000	7.750		04/14/21	2,146,520
	13,012,000,000	9.850		06/28/27	8,875,119
	4,598,000,000	9.850		06/28/27	3,136,166

					115,108,350

Costa Rica – 0.4%
Republic of Costa Rica (NR/NR)
CRC	3,863,000,000	11.130		03/28/18	8,791,839
	1,278,300,000	9.200		03/27/19	2,661,669
Republic of Costa Rica (BB/Baa3)
	$1,300,000	5.625	(b)	04/30/43	1,170,000
	2,260,000	5.625		04/30/43	2,034,000

					14,657,508

Dominican Republic – 2.4%
Dominican Republic (NR/NR)
DOP	104,390,000	14.000	(b)	10/18/19	2,943,209
	149,000,000	13.000		01/03/20	3,902,531

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Dominican Republic – (continued)
Dominican Republic (NR/NR) – (continued)
DOP	131,000,000	15.950%		06/04/21	$ 3,858,627
	412,100,000	16.950		02/04/22	12,592,837
	263,500,000	14.500		02/10/23	7,489,154
	331,000,000	14.500	(b)	02/10/23	9,407,627
	80,100,000	18.500		02/04/28	2,737,565
	690,900,000	18.500	(b)	02/04/28	23,612,782
Dominican Republic (B+/B1)
	$13,460,000	5.875	(b)	04/18/24	12,942,582

					79,486,914

Honduras – 0.1%
Republic of Honduras (B+/B2)
	4,180,000	7.500		03/15/24	3,678,400

Hungary – 3.0%
Hungary Government Bond (BB/Ba1)
HUF	2,285,200,000	8.000		02/12/15	10,611,955
	9,913,100,000	7.750		08/24/15	46,420,293
	2,686,420,000	5.500		02/12/16	12,011,097
	2,147,500,000	6.750		02/24/17	9,945,616
	4,546,950,000	6.750		11/24/17	21,131,192

					100,120,153

Indonesia – 1.8%
Republic of Indonesia (NR/Baa3)
IDR	61,000,000,000	7.000		05/15/22	6,084,967
	95,000,000,000	7.000		05/15/27	9,006,251
	249,662,000,000	10.500		08/15/30	31,576,782
Republic of Indonesia (BB+/Baa3)
	63,600,000,000	11.000		11/15/20	7,859,623
	$1,230,000	5.250		01/17/42	1,150,050
	4,040,000	4.625	(b)	04/15/43	3,494,600

					59,172,273

Israel – 0.0%
Israel Government Bond (NR/NR)
ILS	50,000	4.250		03/31/23	14,394

Ivory Coast(c)(d) – 0.7%
Republic of Ivory Coast (NR/NR)
	$28,401,000	5.750		12/31/32	23,146,815

Malaysia – 4.7%
Malaysia Government Bond (NR/NR)
MYR	46,200,000	3.197		10/15/15	14,577,968
	144,600,000	3.314		10/31/17	45,572,227
	2,090,000	3.580		09/28/18	661,662
	44,200,000	3.480		03/15/23	13,849,383
Malaysia Government Bond (NR/A3)
	64,360,000	3.835		08/12/15	20,595,404
	46,000,000	4.262		09/15/16	14,934,167
	23,740,000	4.012		09/15/17	7,662,245
	120,055,000	4.378		11/29/19	39,622,520

					157,475,576

Mexico – 5.8%
United Mexican States (A-/Baa1)
MXN	37,443,000	8.000		12/17/15	3,126,461
	20,155,000	6.250		06/16/16	1,630,854
	337,371,500	5.000		06/15/17	26,067,085
	36,212,100	6.500		06/09/22	2,942,707

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (A-/Baa1) – (continued)
MXN	105,234,600	7.500%		06/03/27	$ 9,069,694
	92,321,700	8.500		05/31/29	8,452,059
	565,975,300	7.750		05/29/31	47,872,204
	56,550,100	10.000		11/20/36	5,824,778
	133,094,900	8.500		11/18/38	11,974,169
	111,378,317	4.000		11/15/40	9,468,519
	810,323,300	7.750		11/13/42	67,543,389

					193,971,919

Paraguay – 0.3%
Republic of Paraguay (BB-/Ba3)
	$1,050,000	4.625		01/25/23	1,008,000
	7,770,000	4.625	(b)	01/25/23	7,459,200

					8,467,200

Peru – 2.4%
Peru Government Bond (NR/NR)
PEN	1,390,000	4.400		09/12/13	500,990
	25,704,000	5.200		09/12/23	8,971,866
Peru Government Bond (BBB+/Baa2)
	155,535,000	7.840		08/12/20	64,366,969
	13,854,000	8.200		08/12/26	6,055,160
	845,000	6.900		08/12/37	312,218
	600,000	6.900		08/12/37	221,693

					80,428,896

Philippines – 0.7%
Republic of Philippines (BBB-/Ba1)
PHP	357,000,000	4.950		01/15/21	8,387,847
	661,000,000	3.900		11/26/22	14,603,875
	15,000,000	6.250		01/14/36	379,342

					23,371,064

Poland – 5.9%
Poland Government Bond (A/NR)
PLN	140,650,000	3.750		04/25/18	42,421,500
Poland Government Bond (A/A2)
	199,702,882	3.000		08/24/16	62,296,336
	6,427,000	5.500		10/25/19	2,100,770
	85,277,000	5.250		10/25/20	27,542,872
	92,790,000	5.750		10/25/21	30,812,044
	99,808,246	2.750		08/25/23	30,609,023

					195,782,545

Romania – 0.7%
Republic of Romania (NR/NR)
RON	83,220,000	5.900		07/26/17	24,739,458

Russia – 8.1%
Russian Federation Bond (NR/Baa1)
RUB	128,100,000	7.050		01/19/28	3,601,602
Russian Federation Bond (BBB+/Baa1)
	983,000,000	7.350		01/20/16	30,623,206
	2,416,020,000	6.200		01/31/18	72,333,718
	259,120,000	7.500		03/15/18	8,135,412
	2,529,500,000	7.500		02/27/19	78,260,407
	1,174,910,000	7.600		07/20/22	36,191,315
	1,287,141,000	8.150		02/03/27	40,289,706

					269,435,366

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Slovenia – 0.7%
Republic of Slovenia (A-/Ba1)
	$7,560,000	5.500	%(b)	10/26/22	$ 6,875,979
	6,730,000	5.500		10/26/22	6,121,077
	10,720,000	5.850	(b)	05/10/23	9,985,830

					22,982,886

South Africa – 4.6%
Republic of South Africa (NR/NR)
ZAR	94,430,000	8.750		02/28/48	9,496,320
Republic of South Africa (NR/Baa1)
	288,910,000	7.000		02/28/31	25,390,343
	84,520,000	6.250		03/31/36	6,534,731
Republic of South Africa (A-/Baa1)
	125,840,000	8.000		12/21/18	13,256,682
	821,213,342	10.500		12/21/26	100,757,192

					155,435,268

Thailand – 6.2%
Kingdom of Thailand (A-/Baa1)
THB	301,000,000	3.875		06/13/19	9,922,107
	190,835,337	1.200		07/14/21	6,037,090
Thailand Government Bond (NR/Baa1)
	823,500,000	3.250		06/16/17	26,550,163
	412,190,000	3.580		12/17/27	12,634,942
	97,800,000	3.775		06/25/32	2,840,973
Thailand Government Bond (A-/Baa1)
	116,300,000	5.250		05/12/14	3,839,704
	1,818,642,000	3.625		05/22/15	59,431,027
	615,590,000	3.125		12/11/15	19,958,629
	951,125,000	4.125		11/18/16	31,627,818
	261,000,000	2.800		10/10/17	8,239,976
	745,050,000	3.650		12/17/21	24,012,168
	121,050,000	3.625		06/16/23	3,864,016

					208,958,613

Turkey – 12.3%
Republic of Turkey (NR/NR)
TRY	168,790,000	5.000		05/13/15	84,359,513
	27,225,000	9.500		01/12/22	14,872,011
Turkey Government Bond (NR/NR)
	131,910,000	6.500		01/07/15	67,094,520
	98,390,000	6.300		02/14/18	48,593,177
	43,800,000	7.100		03/08/23	20,826,385
	16,500,000	0.000	(a)	07/17/13	8,532,939
	20,025,000	11.000		08/06/14	10,707,340
	216,710,000	7.500		09/24/14	111,922,114
	25,150,000	9.000		01/27/16	13,339,944
	21,000,000	9.000		03/08/17	11,218,277
	38,104,437	3.000		02/23/22	19,909,395

					411,375,615

Venezuela – 1.0%
Republic of Venezuela (B/B2)
	$2,400,000	12.750		08/23/22	2,442,000
	3,310,000	9.000		05/07/23	2,722,475
	5,630,000	11.750		10/21/26	5,292,200
	15,000,000	9.250		09/15/27	12,637,500
	1,250,000	9.250		05/07/28	1,006,250
	9,490,000	11.950		08/05/31	8,920,600

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Sovereign Debt Obligations – (continued)
Venezuela – (continued)
Republic of Venezuela (B/B2) – (continued)
	$400,000	9.375%		01/13/34	$ 324,000

					33,345,025

TOTAL SOVEREIGN DEBT OBLIGATIONS					$ 2,363,164,532

Structured Notes – 10.0%
Brazil – 2.2%
Notas do Tesouro Nacional (Issuer Barclays Bank PLC) (NR/NR)(b)
BRL	12,413,265	6.000%		05/08/14	$ 6,122,717
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau) (NR/NR)
	35,000,000	10.000		01/04/23	14,471,310
	39,538,549	6.000		08/15/40	19,443,686
	4,563,024	6.000	(b)	08/17/50	2,250,666
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)) (NR/NR)
	2,500,000	6.000		04/14/14	2,863,054
Notas do Tesouro Nacional (Issuer Deutsche Bank AG (London)) (A-/Baa2)
	32,677,000	10.000		01/01/23	14,439,466
	8,151,000	6.000		08/15/50	9,334,702
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.) (NR/NR)
	845,000	10.000		01/01/17	368,661
	7,218,084	6.000		08/15/40	3,549,603

					72,843,865

Colombia – 1.1%
Republic of Columbia (Issuer Citigroup Funding, Inc.) (NR/NR)
COP	40,167,000,000	11.250	(b)	10/25/18	25,341,756
	12,492,000,000	11.000		07/27/20	7,963,420
	4,226,000,000	11.000		07/25/24	2,765,779

					36,070,955

Indonesia – 4.5%
Republic of Indonesia (Issuer Barclays Bank PLC) (NR/NR)
IDR	140,000,000,000	10.000		07/17/17	15,849,186
Republic of Indonesia (Issuer Deutsche Bank AG (London) (NR/NR)
	75,000,000,000	8.250		07/19/21	8,072,878
	217,400,000,000	7.000	(b)	05/17/22	21,686,424
	35,400,000,000	7.000	(b)	05/17/27	3,356,013
	29,500,000,000	8.250	(b)	06/17/32	3,099,076
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(b)
	46,000,000,000	10.000		07/18/17	5,207,590
	80,000,000,000	11.000		11/17/20	9,886,319
	66,250,000,000	7.000		05/17/27	6,280,675
	219,212,000,000	6.125		05/17/28	19,145,380
	235,964,000,000	6.625		05/17/33	20,896,349
	288,650,000,000	6.625		05/17/33	25,562,082
	42,700,000,000	10.500		08/19/30	5,400,616
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (A/NR)
	50,100,000,000	10.000		07/17/17	5,671,744

					150,114,332

Nigeria(b) – 2.2%
Federal Republic of Nigeria (Issuer Citigroup Funding, Inc.) (NR/NR)
NGN	1,791,000,000	15.100		05/01/17	11,494,484
	530,000,000	0.000	(c)	07/03/19	3,542,571
	1,600,000,000	10.000		07/27/30	7,284,809

Principal Amount		Interest Rate		Maturity Date	Value
Structured Notes – (continued)
Nigeria(b) – (continued)
Federal Republic of Nigeria (Issuer Deutsche Bank AG (London) (NR/NR)(a)
NGN	4,175,000,000	0.000%		02/10/14	$ 23,661,646
	939,000,000	0.000		03/10/14	5,265,413
	939,000,000	0.000		03/24/14	5,237,411
Federal Republic of Nigeria (Issuer HSBC Corp.) (NR/NR)
	841,600,000	15.100		05/01/17	5,401,317
	1,743,000,000	16.000		07/02/19	11,650,381
	301,630,000	7.000		10/23/19	1,331,100

					74,869,132

TOTAL STRUCTURED NOTES					$ 333,898,284

Corporate Obligations – 5.7%
Brazil(b) – 0.2%
Banco Santander Brasil SA (BBB/Baa1)
BRL	17,130,000	8.000%		03/18/16	$ 7,355,072

Colombia – 0.1%
Empresa de Telecomunicaciones de Bogota S.A. (NR/Ba1)
COP	2,000,000,000	7.000		01/17/23	983,512
	5,066,000,000	7.000	(b)	01/17/23	2,491,236
Empresas Publicas de Medellin ESP (NR/Baa3)
	658,000,000	8.375		02/01/21	364,047

					3,838,795

Ireland – 0.9%
AHML Finance Ltd. (BBB/Baa1)(b)
RUB	837,300,000	7.750		02/13/18	24,949,597
Rosneft Oil Co. via Rosneft International Finance Ltd. (BBB/Baa1)
	$3,850,000	3.149	(b)	03/06/17	3,760,081
	2,130,000	4.199		03/06/22	1,970,250

					30,679,928

Luxembourg – 0.2%
Gazprom Neft OAO Via GPN Capital SA (BBB-/Baa3)
	5,610,000	4.375		09/19/22	5,147,175
TNK-BP Finance SA (BBB/Baa2)
	1,630,000	7.875		03/13/18	1,854,125

					7,001,300

Mexico – 1.2%
America Movil SAB de CV (A-/A2)
MXN	43,980,000	6.450		12/05/22	3,279,808
	90,200,000	8.460		12/18/36	6,892,954
Grupo Televisa SAB (BBB+/Baa1)
	150,510,000	7.250		05/14/43	9,851,575
Petroleos Mexicanos (A-/Baa1)(b)
	231,788,000	7.650		11/24/21	18,924,135

					38,948,472

Netherlands – 0.4%
Lukoil International Finance BV (BBB/Baa2)(e)
	$1,780,000	6.356		06/07/17	1,962,450
	3,240,000	7.250		11/05/19	3,645,000
	1,560,000	6.125		11/09/20	1,645,800
	1,740,000	4.563	(b)	04/24/23	1,613,850
VimpelCom Holdings BV (BB/Ba3)(b)
	3,990,000	5.200		02/13/19	3,863,551
	800,000	5.950		02/13/23	736,000

					13,466,651

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
South Africa – 1.0%
Transnet Ltd. (NR/NR)
ZAR	46,000,000	10.500%	09/17/20	$ 5,167,264
	18,000,000	10.800	11/06/23	2,089,380
	93,000,000	9.500	08/19/25	9,788,387
	181,000,000	8.900	11/14/27	18,095,330

				35,140,361

Thailand – 1.0%
Bank of Thailand (NR/Baa1)
THB	533,700,000	3.420	08/18/13	17,227,068
	92,000,000	3.300	04/30/14	2,981,267
	71,560,000	2.950	01/14/16	2,304,772
	290,200,000	3.220	03/01/16	9,405,306

				31,918,413

United States – 0.7%
Caterpillar Financial Services Corp. (NR/NR)
CNY	33,000,000	1.350	07/12/13	5,363,973
General Electric Capital Corp. (AA+/A1)
MXN	215,000,000	8.500	04/06/18	18,582,092

				23,946,065

TOTAL CORPORATE OBLIGATIONS				$ 192,295,057

U.S. Treasury Obligations – 3.5%
United States – 3.5%
United States Treasury Bond
	$18,100,000	2.875%	05/15/43	$ 16,014,336
United States Treasury Notes
	55,700,000	1.375	06/30/18	55,661,010
	46,200,000	1.375	05/31/20	44,575,609

TOTAL U.S. TREASURY OBLIGATIONS				$ 116,250,955

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$ 3,005,608,828

Short-term Investment(f) – 10.2%
Repurchase Agreement – 10.2%
Joint Repurchase Agreement Account II
	$341,000,000	0.158%	07/01/13	$ 341,000,000

TOTAL INVESTMENTS – 100.1%				$ 3,346,608,828

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(3,236,106)

NET ASSETS – 100.0%				$ 3,343,372,722

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $382,317,805, which represents approximately 11.4% of net assets as of June 30, 2013.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s /Moody’s Investor Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan
COP	— Colombian Peso
CRC	— Costa Rican Colon
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CNY/USD	08/22/13	$18,856,552	$244,117
	EUR/CZK	09/18/13	10,160,133	17,139
	PLN/EUR	09/18/13	9,909,038	86,520
	USD/CLP	07/12/13	5,669,806	5,194
	USD/COP	07/17/13	8,170,930	104,132
	USD/EUR	09/18/13	20,884,501	535,422
	USD/MYR	07/12/13	26,506,455	254,545
	USD/PLN	09/18/13	10,263,523	147,477
Barclays Bank PLC	CNY/USD	08/22/13	63,010,472	969,472
	EUR/USD	09/18/13	10,181,178	11,708
	MYR/USD	07/12/13	14,010,868	44,868
	USD/AUD	09/18/13	5,026,017	189,399
	USD/CLP	07/17/13	13,774,149	848,773
	USD/COP	07/17/13	24,016,516	543,884
	USD/PHP	07/11/13	11,060,371	89,629
	USD/TRY	09/18/13	65,412,386	1,388,157
	ZAR/USD	09/18/13	4,123,576	72,019
BNP Paribas SA	HUF/USD	09/18/13	7,857,630	26,904
	USD/BRL	07/17/13	8,193,372	57,628
	USD/CHF	09/18/13	13,503,922	139,285
	USD/EUR	09/18/13	19,198,921	460,582
	USD/PLN	09/18/13	35,432,329	510,068
	USD/TRY	09/18/13	44,858,505	340,841
	ZAR/USD	09/18/13	5,460,813	260,813
Citibank NA	BRL/USD	07/10/13	56,332,226	706,743
	CNY/USD	07/12/13	46,924,150	682,629
	PHP/USD	07/26/13	23,304,189	202,189
	RUB/USD	07/19/13	9,996,410	12,410
	USD/AUD	09/18/13	21,045,878	853,059
	USD/CLP	07/17/13	51,438,250	2,353,196
	USD/EUR	09/18/13	20,551,162	402,870
	USD/IDR	07/17/13	72,532,298	2,233,098
	USD/JPY	09/18/13	10,216,087	194,913
	USD/KRW	07/12/13	22,056,513	244,487
	USD/MYR	07/12/13	22,249,860	42,140
	USD/RUB	07/11/13	22,033,834	267,166
	USD/RUB	07/19/13	8,388,748	175,252
Credit Suisse International (London)	CLP/USD	07/19/13	10,069,394	111,394
	KRW/USD	08/01/13	17,731,066	107,066
	RUB/USD	07/25/13	3,302,612	5,780
	USD/CLP	07/19/13	15,685,012	386,988
	USD/CLP	08/02/13	3,045,749	2,251
	USD/PEN	07/17/13	23,442,513	439,186
	USD/PEN	07/24/13	7,297,225	2,775
	USD/RUB	07/17/13	3,610,956	128,352
	USD/RUB	07/19/13	3,960,739	6,511
	USD/RUB	07/22/13	10,398,004	12,996
Deutsche Bank AG (London)	EUR/USD	09/18/13	9,985,862	6,998
	HUF/EUR	09/18/13	29,529,193	324,136
	JPY/USD	09/18/13	10,176,974	15,974
	MXN/USD	09/18/13	9,073,218	276,443
	PHP/USD	07/11/13	12,554,370	184,393
	USD/AUD	09/18/13	5,078,942	174,859
	USD/BRL	07/17/13	2,994,979	110,548

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London) (continued)	USD/HUF	09/18/13	$37,148,532	$150,702
	USD/KRW	07/05/13	10,738,931	195,900
	USD/RUB	07/17/13	89,589,056	3,055,703
	USD/SGD	09/18/13	87,838,435	1,347,961
	USD/THB	09/25/13	9,508,423	21,093
	USD/TRY	09/18/13	18,158,780	685,935
	ZAR/USD	09/18/13	5,534,715	81,715
HSBC Bank PLC	CNY/USD	07/08/13	86,488,336	1,569,336
	CNY/USD	07/12/13	59,975,963	863,175
	HUF/EUR	09/18/13	11,043,173	123,288
	SGD/USD	09/18/13	9,940,555	39,555
	USD/CLP	07/17/13	3,558,928	241,072
	USD/CNY	08/22/13	42,426,219	54,781
	USD/TRY	09/18/13	6,253,383	10,843
JPMorgan Securities, Inc.	MXN/USD	09/18/13	48,628,236	359,154
	USD/JPY	09/18/13	9,944,269	76,731
	USD/MXN	09/18/13	11,081,314	68,686
Morgan Stanley Capital Services	TRY/USD	09/18/13	35,843,777	200,777
	USD/BRL	07/08/13	21,181,198	981,847
	USD/BRL	08/02/13	10,111,835	49,165
	USD/EUR	09/18/13	10,412,953	291,911
	USD/JPY	09/18/13	19,753,947	198,053
	USD/MXN	09/18/13	37,636,162	655,297
Royal Bank of Canada	PLN/USD	09/18/13	2,359,802	16,283
	TRY/USD	09/18/13	1,962,618	13,693
	USD/BRL	07/10/13	17,992,367	1,058,633
	USD/BRL	07/17/13	16,060,689	646,952
	USD/BRL	07/18/13	10,470,574	234,426
	USD/KRW	07/05/13	7,822,065	197,155
	USD/PLN	09/18/13	11,947,142	442,858
	ZAR/USD	09/18/13	12,519,700	172,069
Royal Bank of Scotland PLC	CNY/USD	08/22/13	26,966,136	336,388
	EUR/USD	09/18/13	20,333,710	28,225
	USD/TRY	09/18/13	15,908,360	140,267
Standard Chartered Bank	USD/AUD	09/18/13	10,054,232	30,056
	USD/NGN	07/05/13	18,541,653	219,347
State Street Bank	EUR/CZK	09/18/13	36,184,184	359,647
	MXN/USD	09/18/13	32,782,135	758,557
	SGD/USD	09/18/13	10,037,802	79,802
	USD/JPY	09/18/13	10,867,268	218,732
	USD/MXN	09/18/13	21,079,587	404,413
UBS AG (London)	USD/BRL	07/12/13	10,755,699	394,301
	USD/BRL	07/18/13	27,386,868	863,132
	USD/INR	07/12/13	10,859,407	290,593
	USD/RUB	07/08/13	43,879,110	700,890
	ZAR/USD	09/18/13	175,905,069	1,247,956
Westpac Banking Corp.	USD/AUD	09/18/13	20,875,133	674,714
	USD/JPY	09/18/13	10,994,958	490,393
	USD/KRW	07/05/13	11,004,731	224,269

TOTAL				$39,581,809

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/HUF	09/18/13	$10,444,860	$(180,347)
	ILS/USD	09/18/13	7,869,440	(51,560)
	USD/COP	07/17/13	18,761,267	(133,267)
	USD/PLN	09/18/13	20,007,006	(53,006)
Barclays Bank PLC	CLP/USD	07/17/13	8,607,784	(77,216)
	EUR/USD	09/18/13	10,347,848	(315,365)
	HUF/EUR	09/18/13	10,140,813	(21,138)
	MYR/USD	07/08/13	23,647,069	(497,931)
	PHP/USD	07/23/13	15,522,505	(287,603)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC (continued)	PLN/EUR	09/18/13	$21,341,541	$(356,367)
	PLN/USD	09/18/13	8,150,800	(100,200)
	RON/USD	09/18/13	7,553,157	(187,145)
	USD/CLP	07/24/13	10,519,867	(108,867)
	USD/CNY	07/08/13	46,379,518	(227,518)
	USD/CNY	08/22/13	64,089,670	(973,670)
	USD/ZAR	09/18/13	10,238,923	(261,923)
BNP Paribas SA	CZK/USD	09/18/13	2,907,422	(37,116)
	EUR/CZK	09/18/13	10,029,370	(16,164)
	EUR/USD	09/18/13	9,902,527	(60,358)
	MYR/USD	07/12/13	43,686,054	(753,111)
	PLN/USD	09/18/13	10,758,610	(508,154)
	USD/PLN	09/18/13	16,667,525	(24,423)
	USD/TRY	09/18/13	8,752,520	(11,280)
	USD/ZAR	09/18/13	7,361,394	(111,828)
Citibank NA	CNY/USD	08/22/13	14,242,305	(29,151)
	EUR/USD	09/18/13	19,827,190	(96,563)
	ILS/USD	09/18/13	10,878,543	(105,864)
	KRW/USD	07/15/13	10,794,855	(111,145)
	MYR/USD	07/05/13	36,765,499	(702,777)
	MYR/USD	07/08/13	12,035,190	(296,579)
	MYR/USD	07/17/13	18,920,459	(405,293)
	PHP/USD	07/11/13	9,239,079	(47,747)
	RUB/USD	07/08/13	44,113,483	(889,518)
	RUB/USD	07/11/13	2,690,491	(62,601)
	RUB/USD	07/17/13	2,353,006	(44,731)
	TRY/USD	09/18/13	56,498,556	(1,885,976)
	USD/ILS	09/18/13	8,332,183	(3,383)
	USD/PHP	07/11/13	10,733,077	(28,077)
	USD/PHP	07/23/13	14,177,436	(202,436)
	USD/RUB	07/25/13	9,995,697	(37,697)
Credit Suisse International (London)	BRL/USD	07/17/13	48,537,959	(5,827,823)
	RUB/USD	07/11/13	11,400,188	(100,583)
	RUB/USD	07/17/13	41,065,165	(199,630)
	RUB/USD	07/25/13	25,327,814	(84,186)
	USD/CLP	08/02/13	10,163,041	(2,041)
	USD/COP	07/17/13	12,704,692	(11,692)
Deutsche Bank AG (London)	AUD/USD	09/18/13	20,393,962	(530,575)
	BRL/USD	07/10/13	45,418,364	(3,367,515)
	CLP/USD	07/17/13	11,282,281	(109,101)
	COP/USD	07/17/13	28,746,610	(198,861)
	EUR/USD	09/18/13	31,451,103	(660,750)
	HUF/USD	09/18/13	56,518,933	(763,456)
	IDR/USD	07/17/13	17,991,752	(338,567)
	JPY/USD	09/18/13	11,030,301	(115,699)
	KRW/USD	07/05/13	39,708,985	(442,015)
	MXN/USD	09/18/13	215,165,850	(3,606,139)
	PEN/USD	07/17/13	6,135,305	(88,549)
	PLN/EUR	09/18/13	42,578,913	(661,457)
	RUB/USD	07/11/13	16,510,390	(244,425)
	RUB/USD	07/15/13	38,487,129	(746,772)
	RUB/USD	07/17/13	15,012,127	(429,487)
	TRY/USD	09/18/13	20,524,499	(802,501)
	USD/CNH	09/18/13	21,425,489	(14,489)
	USD/KRW	07/17/13	5,073,081	(94,081)
	USD/MXN	09/18/13	52,421,694	(596,409)
	USD/PHP	07/23/13	12,571,269	(206,939)
	USD/PLN	09/18/13	10,166,721	(5,721)
	USD/TRY	09/18/13	8,122,503	(82,835)
	USD/ZAR	09/18/13	16,909,839	(316,490)
HSBC Bank PLC	BRL/USD	07/18/13	40,734,471	(1,920,529)
	IDR/USD	07/17/13	16,580,968	(392,173)
	USD/CNH	09/18/13	20,884,259	(62,259)
	USD/CNY	07/08/13	48,830,330	(369,330)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

HSBC Bank PLC (continued)	USD/CNY	07/12/13	$113,485,808	$(1,010,808)
	USD/COP	07/17/13	11,094,953	(140,953)
JPMorgan Securities, Inc.	EUR/USD	09/18/13	32,104,761	(488,247)
	INR/USD	07/12/13	10,980,673	(165,327)
	JPY/USD	09/18/13	26,120,549	(266,951)
	MXN/USD	09/18/13	20,792,472	(318,528)
	SGD/USD	09/18/13	43,328,907	(656,093)
	USD/TRY	09/18/13	25,261,434	(85,347)
	USD/ZAR	09/18/13	5,359,254	(159,254)
Morgan Stanley Capital Services	MXN/USD	09/18/13	13,499,216	(175,945)
	TRY/USD	09/18/13	7,863,909	(238,921)
	USD/ILS	09/18/13	10,415,800	(4,800)
Royal Bank of Canada	BRL/USD	07/12/13	10,158,403	(410,597)
	BRL/USD	07/17/13	12,390,820	(754,460)
	RUB/USD	07/17/13	16,458,226	(331,582)
	USD/MXN	09/18/13	72,829,920	(1,550,676)
	USD/PLN	09/18/13	5,015,393	(18,407)
Royal Bank of Scotland PLC	TRY/USD	09/18/13	11,004,048	(141,952)
	USD/TRY	09/18/13	30,590,311	(244,311)
Standard Chartered Bank	IDR/USD	07/17/13	124,072,109	(3,362,663)
State Street Bank	EUR/PLN	09/18/13	10,274,152	(9,639)
	EUR/USD	09/18/13	9,907,736	(82,044)
	INR/USD	07/17/13	3,064,825	(240,286)
	JPY/USD	09/18/13	10,246,613	(164,387)
	MYR/USD	07/17/13	87,423,195	(3,348,528)
	PLN/USD	09/18/13	118,336,020	(2,511,704)
	USD/MXN	09/18/13	53,996,986	(449,218)
UBS AG (London)	BRL/USD	07/08/13	21,181,198	(1,276,802)
	CHF/USD	09/18/13	10,934,173	(211,827)
	RUB/USD	07/15/13	7,165,270	(105,730)
	RUB/USD	07/17/13	3,818,580	(69,104)
	RUB/USD	07/22/13	9,973,507	(10,493)
	USD/RUB	08/01/13	10,181,459	(20,459)
	USD/ZAR	09/18/13	8,777,619	(12,109)
Westpac Banking Corp.	AUD/USD	09/18/13	31,632,008	(1,068,679)
	SGD/USD	09/18/13	10,632,490	(72,510)

TOTAL				$(53,877,515)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(180)	September 2013	$(26,516,250)	$905,944
2 Year U.S. Treasury Notes	610	September 2013	134,200,000	(221,746)
5 Year U.S. Treasury Notes	(5,141)	September 2013	(622,301,984)	6,591,697
10 Year U.S. Treasury Notes	(2,748)	September 2013	(347,793,750)	2,892,131
20 Year U.S. Treasury Bonds	334	September 2013	45,371,812	239,511

TOTAL				$10,407,537

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	36,920		01/02/15	8.150%	1 month Brazilian Interbank Deposit Average	$—	$(334,765)
		44,980		01/04/16	8.960	1 month Brazilian Interbank Deposit Average	—	(562,656)
		56,680		01/04/16	8.010	1 month Brazilian Interbank Deposit Average	—	(1,161,288)
		84,080		01/04/16	8.100	1 month Brazilian Interbank Deposit Average	—	(1,644,707)
	KRW	48,420,000	(a)	08/10/22	3 month KWCDC	3.120%	—	680,208
	CLP	2,809,080		06/07/23	6 month CLICP	5.360	—	42,324
	MXN	435,070	(a)	04/22/27	9.300	Mexico Interbank TIIE 28 Days	—	456,074
		158,630	(a)	09/03/27	8.590	Mexico Interbank TIIE 28 Days	—	(104,502)
Barclays Bank PLC	HUF	6,390,000		09/29/13	6.420	6 month BUBOR	—	1,111,905
	BRL	600		01/02/15	10.040	1 month Brazilian Interbank Deposit Average	—	7,130
		96,280		01/02/15	8.157	1 month Brazilian Interbank Deposit Average	—	(868,682)
		98,560		01/04/16	8.200	1 month Brazilian Interbank Deposit Average	—	(1,828,593)
	TWD	587,590		09/11/17	3 month TWD	1.030	—	108,091
	MYR	143,700		04/08/18	3.383	3 month KLIBOR	—	(408,741)
	KRW	26,091,240	(a)	09/18/22	3 month KWCDC	3.300	—	206,169
		30,000,000	(a)	10/09/22	3 month KWCDC	3.120	—	431,051
		6,345,000	(a)	11/21/22	3 month KWCDC	3.150	—	85,661
		19,698,730	(a)	11/29/22	3 month KWCDC	3.225	—	211,210
		37,196,850	(a)	11/29/22	3 month KWCDC	3.230	—	398,826
		26,791,540	(a)	12/05/22	3 month KWCDC	3.275	—	241,130
		15,721,430		05/06/23	3 month KWCDC	2.710	—	658,589
	MXN	55,780		05/12/23	5.615	Mexico Interbank TIIE 28 Days	—	(339,593)
	ZAR	157,720		05/26/23	6.163	Mexico Interbank TIIE 28 Days	—	(414,043)
		79,230		05/29/23	7.150	3 month JIBAR	—	(457,718)
	KRW	24,347,680		05/30/23	3 month KWCDC	2.995	—	497,957
		5,705,980		06/19/23	3 month KWCDC	3.185	—	36,902
	MXN	703,500	(a)	06/29/27	8.010	Mexico Interbank TIIE 28 Days	—	(1,240,689)
		301,660	(a)	07/30/27	8.650	Mexico Interbank TIIE 28 Days	—	(145,514)
	KRW	6,115,600		01/24/28	3 month KWCDC	3.000	24	197,911
	MXN	250,850		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(2,976)	(1,696,431)
Citibank NA	BRL	79,780		01/02/15	8.600	1 month Brazilian Interbank Deposit Average	—	(484,739)
		90,350		01/02/15	8.518	1 month Brazilian Interbank Deposit Average	—	(596,429)
		122,420		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(1,110,019)
		140,010		01/02/15	8.610	1 month Brazilian Interbank Deposit Average	—	(841,787)
		52,500		01/04/16	8.640	1 month Brazilian Interbank Deposit Average	—	(816,247)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA (continued)	BRL	10		01/02/17	1 month Brazilian Interbank Deposit Average	9.000%	$—	$189
	PLN	16,700		01/21/18	6 month WIBOR	3.590	—	42,109
	ZAR	166,000		05/31/18	6.500%	3 month JIBAR	—	(424,100)
		306,200		11/02/19	6.590	3 month JIBAR	—	(1,337,531)
		162,000		05/30/20	6.620	3 month JIBAR	—	(843,915)
	KRW	12,519,550		05/06/23	3 month KWCDC	2.720	—	515,011
	ZAR	73,340		05/29/23	7.160	3 month JIBAR	—	(418,455)
	MXN	94,190	(a)	09/03/27	8.520	Mexico Interbank TIIE 28 Days	—	(75,573)
	KRW	19,730,000	(a)	03/13/28	3 month KWCDC	3.165	—	170,559
Credit Suisse International (London)	BRL	34,420		01/04/16	8.130	1 month Brazilian Interbank Deposit Average	—	(664,848)
	MXN	119,940		05/22/23	5.980	Mexico Interbank TIIE 28 Days	—	(451,016)
Deutsche Bank Securities, Inc.	BRL	71,300		01/04/16	8.860	1 month Brazilian Interbank Deposit Average	—	(1,001,363)
		137,930		01/04/16	9.280	1 month Brazilian Interbank Deposit Average	—	(1,443,500)
		264,380		01/04/16	8.275	1 month Brazilian Interbank Deposit Average	—	(4,734,073)
	ZAR	132,550		05/30/18	6.520	3 month JIBAR	—	(327,202)
		162,430		05/31/18	6.530	3 month JIBAR	—	(393,953)
		66,000		06/07/18	7.110	3 month JIBAR	—	900
		168,500		06/07/18	7.100	3 month JIBAR	—	(4,963)
		190,000		01/02/20	6.200	3 month JIBAR	(1,240)	(1,263,642)
	BRL	75,820		01/04/21	9.340	1 month Brazilian Interbank Deposit Average	—	(2,020,458)
	ZAR	7,820		05/23/21	6.550	3 month JIBAR	—	(55,309)
	KRW	22,865,240	(a)	09/14/22	3 month KWCDC	3.210	—	252,728
		26,091,240	(a)	09/18/22	3 month KWCDC	3.320	—	187,723
		5,000,000	(a)	01/08/23	3 month KWCDC	3.390	—	26,529
	ZAR	71,290		05/29/23	7.170	3 month JIBAR	—	(401,669)
	KRW	6,569,640		05/30/23	3 month KWCDC	3.000	—	131,392
	CLP	1,759,050		06/12/23	3 month CLICP	5.330	—	34,880
	MXN	159,380	(a)	04/22/27	9.290	Mexico Interbank TIIE 28 Days	—	163,718
		159,100	(a)	06/11/27	8.700	Mexico Interbank TIIE 28 Days	—	(47,779)
		94,990	(a)	09/22/27	7.940	Mexico Interbank TIIE 28 Days	—	(191,313)
		28,000	(a)	02/24/28	7.510	Mexico Interbank TIIE 28 Days	—	(84,555)
HSBC Bank PLC	KRW	12,510,000		06/19/23	3 month KWCDC	3.175	—	90,304
JPMorgan Securities, Inc.	BRL	32,870		01/02/15	8.590	1 month Brazilian Interbank Deposit Average	—	(201,034)
		34,060		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(307,756)
		153,100		01/04/16	9.980	1 month Brazilian Interbank Deposit Average	—	(723,317)
	ZAR	292,060		03/20/16	5.620	3 month JIBAR	—	(504,135)
	BRL	358,100		01/02/17	1 month Brazilian Interbank Deposit Average	9.040	—	6,591,768
	TWD	673,200		07/27/17	3 month TWD	0.925	—	203,587

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)	TWD	597,390		09/11/17	3 month TWD	1.020%	$—	$118,195
		60,800		03/18/18	3 month TWD	1.195	—	2,165
	ZAR	125,000		12/20/21	7.760%	3 month JIBAR	(1,543)	(39,208)
	PLN	100		07/26/22	6 month WIBOR	4.570	—	(1,857)
	KRW	23,074,380	(a)	11/29/22	3 month KWCDC	3.220	—	255,500
	TWD	140,720		12/06/22	3 month TWD	1.315	—	91,347
	MXN	95,510		05/12/23	5.630	Mexico Interbank TIIE 28 Days	—	(572,468)
		25,760		05/18/23	5.870	Mexico Interbank TIIE 28 Days	—	(115,776)
		96,360		05/22/23	5.990	Mexico Interbank TIIE 28 Days	—	(356,240)
		97,500		05/25/23	6.030	Mexico Interbank TIIE 28 Days	—	(337,614)
		215,880		05/30/23	6.320	Mexico Interbank TIIE 28 Days	—	(358,468)
	TWD	264,330		05/31/23	3 month TWD	1.490	—	53,009
	CLP	2,148,530		06/19/23	6 month CLICP	5.350	—	36,567
Morgan Stanley & Co.	BRL	60,000		01/02/14	7.665	1 month Brazilian Interbank Deposit Average	—	(121,503)
		118,930		01/02/15	9.925	1 month Brazilian Interbank Deposit Average	—	60,177
		27,700		01/04/16	8.265	1 month Brazilian Interbank Deposit Average	—	(498,850)
		39,780		01/04/16	8.140	1 month Brazilian Interbank Deposit Average	—	(764,248)
	KRW	82,000,000	(a)	01/08/23	3 month KWCDC	3.380	—	463,746
		14,200,000	(a)	02/05/23	3 month KWCDC	3.315	—	114,229
		28,000,000	(a)	03/03/28	3 month KWCDC	3.135	—	266,802

TOTAL							$(5,735)	$(20,900,562)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$217,700		06/19/18	1.000%	3 month LIBOR	$340,147	$(6,055,091)
147,600	(a)	12/18/18	1.000	3 month LIBOR	(2,273,618)	(3,808,683)
53,900	(a)	12/18/23	3 month LIBOR	2.000%	2,058,023	2,256,704
86,800	(a)	12/18/28	3 month LIBOR	2.500	9,030,786	(27)

TOTAL					$9,155,338	$(7,607,097)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

NON-DELIVERABLE BOND FORWARD CONTRACTS*

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	COP 7,200,000	Titulos de Tesoreia, 10.000% 07/24/24	07/10/13	$ (59,649)

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,581,573,591

Gross unrealized gain	17,152,553
Gross unrealized loss	(252,117,316)

Net unrealized security loss	$(234,964,763)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 104.2%
Collateralized Mortgage Obligations – 6.3%
Adjustable Rate Non-Agency(a) – 1.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$209,726	2.851%	04/25/35	$ 204,308
American Home Mortgage Investment Trust Series 2004-3, Class 1A
1,305	0.933	10/25/34	1,293
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,158,341	2.531	07/25/35	1,017,560
Countrywide Alternative Loan Trust Series 2005-16, Class A1
774,363	1.818	06/25/35	610,249
Countrywide Alternative Loan Trust Series 2005-38, Class A1
221,296	1.668	09/25/35	180,254
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
320,002	0.432	01/19/36	201,985
Impac CMB Trust Series 2004-08, Class 1A
82,880	0.913	10/25/34	69,316
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,033,226	2.643	10/25/34	972,697

			3,257,662

Interest Only(b) – 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
1,306	5.500	06/25/33	14
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
57,196	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
13,832	5.250	07/25/33	731
FNMA REMIC Series 2008-18, Class SC(a)
759,289	5.657	03/25/38	86,800
FNMA REMIC Series 2010-126, Class LS(a)
1,093,017	4.806	11/25/40	133,614
FNMA STRIPS Series 304, Class C45
2,318,703	3.000	12/15/27	237,818
FNMA STRIPS Series 410, Class C2
575,556	4.000	04/25/42	108,052
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
22,794	0.123	08/25/33	153
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
5,518	0.320	07/25/33	20

			567,202

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
9,212	25.862	10/16/31	13,633
GNMA Series 2001-51, Class SB
9,224	25.862	10/16/31	13,620

			27,253

Planned Amortization Class – 1.1%
FHLMC REMIC Series 3748
1,000,000	4.000	11/15/39	1,054,963
FHLMC REMIC Series 3906 , Class HG
1,971,294	4.000	08/15/26	2,101,179

			3,156,142

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 2042, Class N
$192,676	6.500%	03/15/28	$ 215,077
FNMA REMIC Series 2000-16, Class ZG
375,662	8.500	06/25/30	447,045

			662,122

Sequential Floating Rate(a) – 3.6%
FHLMC REMIC Series 4103, Class BF
2,721,912	0.543	12/15/38	2,715,825
FNMA REMIC Series 2011-63, Class FG
578,224	0.643	07/25/41	580,113
FNMA REMIC Series 2012-68, Class AF
1,910,400	0.643	02/25/39	1,913,545
FNMA REMIC Series 2012-68, Class FB
5,191,133	0.643	04/25/39	5,199,443

			10,408,926

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 18,079,307

Commercial Mortgage-Backed Securities – 8.1%
Sequential Fixed Rate – 5.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
2,000,000	4.317	11/25/19	2,188,969
FHLMC Multifamily Structured Pass-Through Certificates Series K023, Class A2
300,000	2.307	08/25/22	280,153
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
2,500,000	2.637	01/25/23	2,400,941
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
5,000,000	3.111	02/25/23	4,935,829
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
1,500,000	2.522	01/25/23	1,436,100
FHLMC Multifamily Structured Pass-Through Certificates Series KSMC, Class A2
3,300,000	2.615	01/25/23	3,100,680

			14,342,672

Sequential Floating Rate(a) – 3.1%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
150,000	5.632	04/10/49	165,010
FREMF Mortgage Trust Series 2012-K706, Class B(d)
900,000	4.162	11/25/44	889,438
FREMF Mortgage Trust Series 2012-K706, Class C(d)
625,000	4.162	11/25/44	572,000
FREMF Mortgage Trust Series 2012-K707, Class C(d)
425,000	4.018	01/25/47	385,348
GS Mortgage Securities Trust Series 2007-GG10, Class A4
4,000,000	5.982	08/10/45	4,452,017
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
960,165	5.866	09/15/45	1,069,449
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	54,214
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,048

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A4(d)
$1,300,000	4.869%	02/15/44	$ 1,411,176

			9,046,700

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 23,389,372

Federal Agencies – 89.8%
Adjustable Rate FHLMC(a) – 0.2%
155,822	2.375	04/01/33	162,972
69,334	2.409	09/01/33	73,328
32,859	2.279	10/01/34	34,684
57,476	2.379	11/01/34	60,429
57,940	2.399	02/01/35	61,387
203,008	2.400	06/01/35	213,402

			606,202

Adjustable Rate FNMA(a) – 0.7%
7,155	2.212	07/01/22	7,364
20,880	2.217	07/01/27	21,687
29,327	2.217	11/01/27	30,454
7,235	2.217	01/01/31	7,558
8,753	2.217	06/01/32	9,154
17,733	2.212	08/01/32	18,493
50,489	2.212	05/01/33	52,716
22,566	1.915	06/01/33	23,446
259,269	2.376	06/01/33	271,350
20,420	2.364	07/01/33	21,586
272,829	2.249	08/01/33	283,952
3,085	2.750	09/01/33	3,305
1,305	2.324	12/01/33	1,337
159,023	2.645	12/01/33	168,652
5,639	2.456	04/01/34	5,936
356,740	2.655	08/01/34	377,225
69,951	2.776	11/01/34	74,245
92,955	2.387	02/01/35	97,620
122,070	2.497	03/01/35	128,394
69,905	2.685	04/01/35	74,061
134,069	2.693	05/01/35	143,249
18,218	2.217	11/01/35	18,925
74,235	2.217	12/01/37	77,162
43,709	2.217	01/01/38	45,434
32,172	2.217	11/01/40	33,603

			1,996,908

Adjustable Rate GNMA(a) – 0.7%
42,290	1.750	06/20/23	43,494
19,452	1.750	07/20/23	20,011
20,503	1.750	08/20/23	21,096
52,778	1.750	09/20/23	54,316
15,054	1.625	03/20/24	15,504
135,703	1.750	04/20/24	139,807
16,342	1.750	05/20/24	16,839
113,154	1.750	06/20/24	116,611
25,984	2.000	06/20/24	27,152
37,044	1.750	07/20/24	38,188
40,605	2.000	07/20/24	42,452
68,217	1.750	08/20/24	70,335
36,418	2.000	08/20/24	38,084
33,496	1.750	09/20/24	34,541
40,824	2.000	11/20/24	42,720
15,376	2.000	12/20/24	16,094

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$22,387	2.500%	12/20/24	$ 23,765
26,736	2.000	01/20/25	27,990
14,067	2.000	02/20/25	14,731
48,643	2.000	05/20/25	50,975
39,755	2.000	07/20/25	41,682
19,847	1.625	02/20/26	20,519
1,023	1.750	07/20/26	1,059
25,135	1.625	01/20/27	26,027
28,065	2.000	01/20/27	29,539
19,348	1.625	02/20/27	20,038
143,127	1.750	04/20/27	148,270
16,382	1.750	05/20/27	16,972
15,603	1.750	06/20/27	16,168
5,957	1.625	11/20/27	6,177
23,285	1.625	12/20/27	24,147
46,454	1.625	01/20/28	48,181
16,302	1.625	02/20/28	16,910
16,991	1.625	03/20/28	17,627
82,769	1.750	07/20/29	86,048
40,111	1.750	08/20/29	41,704
10,949	1.750	09/20/29	11,385
45,065	1.625	10/20/29	46,860
50,548	1.625	11/20/29	52,568
13,960	1.625	12/20/29	14,519
17,148	1.625	01/20/30	17,837
8,312	1.625	02/20/30	8,648
42,065	1.625	03/20/30	43,763
50,791	1.750	04/20/30	52,852
76,993	1.750	05/20/30	80,109
53,080	2.000	05/20/30	56,120
12,838	1.750	06/20/30	13,360
110,577	2.000	07/20/30	117,278
21,298	2.000	09/20/30	22,596
38,210	1.625	10/20/30	39,786
169,201	1.625	12/20/34	176,724

			2,170,178

FHLMC – 12.0%
1,766	6.000	12/01/14	1,786
6,911	6.000	03/01/16	7,370
709	5.000	09/01/16	747
6,449	5.000	11/01/16	6,811
23,028	5.000	01/01/17	24,324
34,608	5.000	02/01/17	36,559
29,849	5.000	03/01/17	31,531
52,780	5.000	04/01/17	55,753
1,662	5.000	05/01/17	1,755
1,319	5.000	08/01/17	1,394
157,622	5.000	09/01/17	166,507
182,796	5.000	10/01/17	193,100
102,429	5.000	11/01/17	108,203
103,464	5.000	12/01/17	109,295
123,230	5.000	01/01/18	130,171
300,608	5.000	02/01/18	317,439
291,444	5.000	03/01/18	307,937
252,590	5.000	04/01/18	266,925
27,943	4.500	05/01/18	29,348
192,960	5.000	05/01/18	203,922
48,635	5.000	06/01/18	51,409
50,670	5.000	07/01/18	53,667
26,274	5.000	08/01/18	27,780
19,403	5.000	09/01/18	20,502
57,954	5.000	10/01/18	61,255
70,608	5.000	11/01/18	74,664
31,661	5.000	12/01/18	33,455

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$6,030	5.000%	01/01/19	$ 6,372
1,467	5.000	02/01/19	1,554
213,930	5.500	04/01/20	231,574
647,511	4.500	08/01/23	681,820
2,400,000	4.000	06/01/25	2,511,937
2,280,942	4.500	06/01/26	2,401,842
76,429	7.000	04/01/31	86,610
1,210,748	7.000	09/01/31	1,372,874
831,577	4.000	02/01/32	873,488
365,794	7.000	04/01/32	413,702
1,036,966	7.000	05/01/32	1,172,780
361,266	5.000	10/01/33	386,493
24,777	5.500	12/01/33	26,887
501,141	5.500	04/01/35	539,570
15,452	5.000	07/01/35	16,511
209,296	5.000	08/01/35	223,063
332,738	5.000	12/01/35	357,290
199,567	5.500	01/01/36	214,721
629	5.500	02/01/36	677
41,514	4.000	08/01/36	43,228
117,155	4.000	09/01/36	121,993
127,707	4.000	10/01/36	132,979
193,954	4.000	12/01/36	201,963
719,627	5.000	02/01/37	766,700
197,550	5.000	07/01/37	210,457
12,335	5.000	03/01/38	13,144
169,488	5.500	05/01/38	181,986
124,685	5.000	10/01/38	132,768
3,028,500	5.000	12/01/38	3,226,361
6,317	5.000	02/01/39	6,726
119,117	5.000	05/01/39	127,792
707,561	4.500	09/01/39	754,741
641,808	4.500	10/01/39	675,437
837,933	4.500	05/01/40	882,832
188,870	4.500	02/01/41	199,035
23,521	4.500	03/01/41	24,787
1,300,985	4.500	05/01/41	1,371,013
2,480,437	4.500	06/01/41	2,613,347
15,753	5.000	06/01/41	17,203
1,577,309	4.500	09/01/41	1,662,210
2,383,361	4.000	11/01/41	2,503,994
5,000,000	3.000	TBA-30yr(e)	4,876,562

			34,590,632

FNMA – 59.6%
921	5.500	04/01/16	985
820	5.500	08/01/16	877
14,038	5.500	11/01/16	15,009
10,614	5.500	12/01/16	11,348
15,153	5.500	01/01/17	16,201
1,289	5.500	05/01/17	1,380
5,513	5.500	07/01/17	5,904
630	5.500	09/01/17	674
11,821	5.500	01/01/18	12,659
10,408	5.500	02/01/18	11,145
1,006	6.000	02/01/18	1,092
860,660	2.800	03/01/18	899,526
284,340	5.000	03/01/18	302,767
20,680	5.500	04/01/18	22,065
2,530,000	3.840	05/01/18	2,753,720
5,056	5.500	05/01/18	5,412
11,585	6.000	05/01/18	12,580
374,975	5.000	06/01/18	399,275
970,762	4.000	08/01/18	1,022,280

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$19,266	5.000%	09/01/18	$ 20,515
89,801	6.000	11/01/18	97,562
63,471	7.000	11/01/18	67,170
683,296	4.500	12/01/18	724,042
149,313	6.000	12/01/18	162,309
124,006	6.000	01/01/19	134,840
3,856	5.500	02/01/19	4,201
19,583	5.500	04/01/19	21,336
43,257	6.000	04/01/19	46,991
3,301	5.500	05/01/19	3,565
9,218	6.000	05/01/19	10,024
20,633	5.500	07/01/19	22,479
59,842	5.500	08/01/19	65,196
28,016	5.500	09/01/19	30,524
64,145	5.500	10/01/19	69,884
24,896	5.500	11/01/19	27,124
14,715	5.500	12/01/19	16,032
93,432	5.500	02/01/20	101,794
385,519	4.500	03/01/20	408,508
868,242	3.416	10/01/20	913,516
30,922	5.500	01/01/21	33,690
42,346	7.000	09/01/21	47,520
134,587	7.000	06/01/22	153,046
54,484	7.000	07/01/22	59,788
5,981	4.500	04/01/23	6,334
575	7.000	01/01/29	662
361	5.500	04/01/29	395
2,550	7.000	09/01/29	2,937
24,492	7.000	08/01/31	26,833
1,575	7.000	03/01/32	1,810
2,314	7.000	04/01/32	2,659
1,365	7.000	05/01/32	1,568
7,405	7.000	06/01/32	8,510
2,183	7.000	07/01/32	2,508
93,131	6.000	01/01/33	102,431
4,589	6.000	02/01/33	5,048
387,305	5.500	04/01/33	423,716
1,637	5.500	07/01/33	1,792
52,702	5.000	08/01/33	56,929
3,689	5.000	09/01/33	4,001
48,106	5.500	09/01/33	52,634
68,202	5.500	02/01/34	74,414
14,369	5.500	03/01/34	15,678
19,017	5.500	04/01/34	20,727
239	5.500	06/01/34	260
89,800	5.500	07/01/34	97,868
19,245	5.500	08/01/34	21,028
53,424	5.500	10/01/34	58,228
29,401	5.500	11/01/34	32,228
377,163	5.500	12/01/34	410,223
711	6.000	12/01/34	780
1,629,713	5.000	02/01/35	1,767,365
387,685	6.000	04/01/35	426,461
82,634	5.000	06/01/35	89,038
11,671	5.500	06/01/35	12,669
466,071	5.000	07/01/35	502,904
16,548	5.500	07/01/35	17,995
17,556	5.500	08/01/35	19,083
6,376	5.000	09/01/35	6,850
22,357	5.500	09/01/35	24,313
217,957	6.000	10/01/35	238,637
6,502	5.500	12/01/35	7,078
6,090	6.000	12/01/35	6,641
300	5.500	02/01/36	327
15,844	5.500	04/01/36	17,242
7,623	6.000	04/01/36	8,313

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$89,115	4.000%	09/01/36	$ 92,934
133,207	4.000	02/01/37	139,006
10,399	5.500	02/01/37	11,295
36,825	5.500	04/01/37	40,030
180,025	6.000	04/01/37	195,285
1,912	5.500	05/01/37	2,078
64,347	5.000	06/01/37	69,563
974	5.500	06/01/37	1,058
14,952	5.500	07/01/37	16,244
3,538	5.500	08/01/37	3,843
223,883	6.500	10/01/37	249,507
487	5.500	12/01/37	529
1,166	5.500	02/01/38	1,267
18,562	5.500	03/01/38	20,150
57,525	5.500	04/01/38	62,541
14,344	5.500	05/01/38	15,596
6,961	5.500	06/01/38	7,552
4,218	5.500	07/01/38	4,585
7,683	5.500	08/01/38	8,331
6,551	5.500	09/01/38	7,103
413,402	6.000	09/01/38	448,350
1,429	5.500	12/01/38	1,555
1,111,998	5.000	01/01/39	1,198,180
418,922	6.000	01/01/39	454,336
727,522	6.500	01/01/39	811,020
14,611	5.500	02/01/39	15,914
25,623	5.500	06/01/39	27,751
15,423	4.000	08/01/39	16,061
22,464	5.500	11/01/39	24,328
34,776	4.000	10/01/40	36,232
197,760	4.000	11/01/40	206,040
34,195	4.000	12/01/40	35,626
205,502	4.500	12/01/40	217,637
31,776	4.000	01/01/41	33,106
308,360	4.500	01/01/41	326,568
52,762	4.000	02/01/41	54,983
1,009,516	4.500	02/01/41	1,070,049
809,847	4.000	03/01/41	843,932
16,776	4.000	05/01/41	17,482
162,046	6.000	05/01/41	176,206
803,431	4.500	07/01/41	851,882
90,487	4.000	08/01/41	94,295
177,912	4.500	08/01/41	188,580
48,152	4.000	09/01/41	50,179
2,013,867	4.500	09/01/41	2,135,277
40,779	4.000	10/01/41	42,495
46,234	4.500	10/01/41	49,006
824,928	4.000	11/01/41	860,834
951,702	4.000	01/01/42	991,941
1,794,038	4.000	02/01/42	1,876,325
25,173	3.000	11/01/42	24,666
77,887	3.000	12/01/42	76,317
104,203	2.500	01/01/43	96,999
466,986	3.000	01/01/43	457,573
458,858	3.000	02/01/43	449,609
24,109	3.000	03/01/43	23,623
895,798	2.500	05/01/43	833,834
98,547	3.000	06/01/43	96,560
848,440	3.000	07/01/43	831,339
21,000,000	2.500	TBA-15yr(e)	21,121,405
2,000,000	3.000	TBA-15yr(e)	2,058,125
19,000,000	3.000	TBA-30yr(e)	18,578,438

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$68,000,000	3.500%	TBA-30yr(e)	$ 69,062,500
2,000,000	4.000	TBA-30yr(e)	2,084,219
4,000,000	4.500	TBA-30yr(e)	4,234,688
16,000,000	5.500	TBA-30yr(e)	17,353,125
7,000,000	6.000	TBA-30yr(e)	7,614,141

			172,415,500

GNMA – 16.6%
170,692	5.500	07/15/20	181,428
326,658	3.950	07/15/25	341,837
12,687	6.000	04/15/26	14,147
10,025	5.000	11/15/33	10,912
835,956	5.000	07/15/41	904,220
660,166	5.000	11/15/41	714,076
921,452	2.500	12/15/42	860,983
4,963,116	2.500	12/20/42	4,637,557
1,851,885	2.500	01/15/43	1,730,345
1,837,600	2.500	02/15/43	1,717,677
1,357,040	2.500	04/15/43	1,267,909
20,000,000	3.000	TBA-30yr(e)	19,793,750
9,000,000	4.000	TBA-30yr(e)	9,452,110
6,000,000	5.000	TBA-30yr(e)	6,472,500

			48,099,451

TOTAL FEDERAL AGENCIES			$259,878,871

TOTAL MORTGAGE-BACKED OBLIGATIONS			$301,347,550

Asset-Backed Securities(a) – 1.0%
Home Equity – 0.1%
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$31,174	0.453%	06/15/29	$ 30,074
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
40,388	0.413	12/15/29	33,567
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
161,120	0.473	02/15/34	134,614
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
189,957	0.673	03/25/34	162,763

			361,018

Student Loan – 0.9%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
1,250,681	0.433	06/27/22	1,244,279
Education Funding Capital Trust I Series 2004-1, Class A2
243,179	0.433	12/15/22	242,311
Northstar Education Finance, Inc. Series 2004-1, Class A4
775,484	0.466	04/29/19	774,269
Northstar Education Finance, Inc. Series 2005-1, Class A1
105,489	0.376	10/28/26	104,993
US Education Loan Trust LLC Series 2006-1, Class A2(d)
152,890	0.405	03/01/25	151,949

			2,517,801

TOTAL ASSET-BACKED SECURITIES			$ 2,878,819

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.5%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
$3,700,000	4.070%	03/29/16	$ 162,622
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,600,000	2.724	05/15/14	51,880
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,600,000	2.724	05/15/14	129,317
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
2,700,000	3.005	06/11/14	85,318
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
2,700,000	3.005	06/11/14	104,438
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
2,900,000	3.010	05/29/15	84,389
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
2,900,000	3.010	05/29/15	199,842
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,900,000	3.085	05/29/15	92,240
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,900,000	3.085	05/29/15	188,840
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,700,000	3.040	06/03/15	81,487
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,700,000	3.040	06/03/15	182,655
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
2,400,000	3.570	02/22/16	145,198
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,300,000	3.625	02/22/16	133,931
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
2,600,000	2.420	05/13/14	28,230
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
2,600,000	2.420	05/13/14	175,279
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,800,000	2.705	05/14/14	54,139
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,800,000	2.705	05/14/14	141,354
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
2,800,000	2.535	05/22/14	38,960
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
2,800,000	2.535	05/22/14	171,923

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
$7,600,000	1.950%	10/26/15	$ 100,981
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
7,500,000	2.030	10/26/15	94,528
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,500,000	3.080	06/04/15	78,919
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,500,000	3.080	06/04/15	164,602
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
7,300,000	1.855	11/02/15	105,032
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.883%
3,500,000	2.883	06/09/14	91,637
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.883%
3,500,000	2.883	06/09/14	154,019
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
9,700,000	3.630	02/16/16	559,655
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
9,300,000	3.652	02/22/16	531,422
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
4,300,000	3.620	03/07/16	254,416

TOTAL OPTIONS PURCHASED			$ 4,387,253

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$308,613,622

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 58.6%
Repurchase Agreement – 58.6%
Joint Repurchase Agreement Account II
$169,500,000	0.158%	07/01/13	$169,500,000

TOTAL INVESTMENTS – 165.3%			$478,113,622

LIABILITIES IN EXCESS OF OTHER ASSETS – (65.3)%			(188,796,191)

NET ASSETS – 100.0%			$289,317,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

(d)	Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,409,911, which represents approximately 1.2% of net assets as of June 30, 2013.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $182,701,563 which represents approximately 63.1% of net assets as of June 30, 2013.

(f)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	2.500%	TBA-30yr	07/15/13	$(1,000,000)	$(930,156)
FNMA	4.000	TBA-30yr	08/12/13	(6,000,000)	(6,236,016)
FNMA	4.500	TBA-30yr	08/12/13	(7,000,000)	(7,396,484)
GNMA	2.500	TBA-30yr	07/22/13	(3,000,000)	(2,797,969)
GNMA	2.500	TBA-30yr	07/22/13	(2,000,000)	(1,865,312)

TOTAL (Proceeds Receivable: $19,542,188)					$(19,225,937)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	58	September 2013	$8,544,125	$(173,616)
2 Year U.S. Treasury Notes	(19)	September 2013	(4,180,000)	266
5 Year U.S. Treasury Notes	258	September 2013	31,230,094	(369,646)
10 Year U.S. Treasury Notes	(95)	September 2013	(12,023,437)	(27,871)
20 Year U.S. Treasury Bonds	(81)	September 2013	(11,003,344)	(66,710)

TOTAL				$(637,577)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$900	(a)	02/24/26	3.070%	3 month LIBOR	$—	$(49,432)
	900	(a)	02/24/26	3.125	3 month LIBOR	—	(45,245)
Credit Suisse International (London)	16,000		05/31/17	3 month LIBOR	0.700%	(16,506)	294,802
Deutsche Bank Securities, Inc.	3,400	(a)	10/30/17	1.450	3 month LIBOR	—	(48,324)
	3,400	(a)	10/30/17	1.530	3 month LIBOR	—	(43,024)
JPMorgan Securities, Inc.	3,300	(a)	11/06/17	1.355	3 month LIBOR	—	(54,133)
Morgan Stanley Capital Services, Inc.	3,600	(a)	02/18/26	3.130	3 month LIBOR	—	(177,979)
	3,500	(a)	02/24/26	3.152	3 month LIBOR	—	(167,961)
	2,000	(a)	03/09/26	3.120	3 month LIBOR	—	(103,046)

TOTAL						$(16,506)	$(394,342)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$8,900	(a)	12/18/18	3 month LIBOR	1.000%	$136,581	$230,170
4,800	(a)	05/07/19	1.973%	3 month LIBOR	14	(114,250)
7,800		06/19/20	3 month LIBOR	1.250	100,168	354,620
8,400	(a)	12/18/20	1.500	3 month LIBOR	(13,087)	(478,406)
1,400	(a)	11/07/23	3 month LIBOR	1.983	11	108,764
8,400	(a)	12/18/23	2.000	3 month LIBOR	(480,128)	(192,296)
1,400	(a)	06/11/24	3 month LIBOR	2.733	11	43,689
1,000	(a)	03/31/26	3.070	3 month LIBOR	16	(57,122)
7,200	(a)	12/18/28	3 month LIBOR	2.500	455,094	258,414
2,200	(a)	12/18/43	3 month LIBOR	3.000	69,088	153,827

TOTAL					$267,768	$307,410

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Tranches of Commercial Mortgage-Backed Index AAA Series 4	$2,100	0.350%	02/17/51	1.433%	$(58,403)	$(25,460)
Citibank NA	Tranches of Commercial Mortgage-Backed Index AAA Series 4	18,000	0.350	02/17/51	1.433	(613,614)	(105,585)
Morgan Stanley Capital Services, Inc.	Tranches of Commercial Mortgage-Backed Index AAA Series 4	1,000	0.350	02/17/51	1.433	(27,300)	(12,533)

TOTAL						$(699,317)	$(143,578)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION – At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$478,617,810

Gross unrealized gain	3,447,172
Gross unrealized loss	(3,951,360)

Net unrealized security loss	$(504,188)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Goldman Sachs Dynamic Emerging Markets Debt Fund commenced operations on May 31, 2013.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A rate lock is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified level on the termination date of the contract. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

iii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iv. Non-Deliverable Bond Forwards — A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

v. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

vi. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

DYNAMIC EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$7,471,898	$—
Corporate Obligations	—	1,832,962	—
Structured Notes	—	374,270	—
Total	$—	$9,679,130	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$69,999	$—
Interest Rate Swap Contracts	—	7,383	—
Total	$—	$77,382	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC EMERGING MARKETS DEBT (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(93,422)	$—
Futures Contracts	(484)	—	—
Interest Rate Swap Contracts	—	(28,974)	—
Total	$(484)	$(122,396)	$—

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$887,338,873	$8,750,783
Foreign Debt Obligations	—	20,574,485	—
Corporate Obligations	—	477,071,954	—
Structured Notes	—	21,264,286	—
U.S. Treasury Obligations	19,129,853	—	—
Short-term Investments	—	30,100,000	—
Total	$19,129,853	$1,436,349,598	$8,750,783

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$11,076,980	$—
Futures Contracts	1,792,114	—	—
Interest Rate Swap Contracts	—	1,846,766	—
Credit Default Swap Contracts	—	162,664	—
Total	$1,792,114	$13,086,410	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(8,647,550)	$—
Futures Contracts	(1,731,539)	—	—
Interest Rate Swap Contracts	—	(2,507,336)	—
Credit Default Swap Contracts	—	(308,262)	—
Total	$(1,731,539)	$(11,463,148)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,851,447,262	$—
Senior Term Loans	—	99,861,315	7,588,925
Common Stock and/or Other Equity Investments	29,514,641	5,558,096	39
Warrants	—	4,809,081	—
Short-term Investments	—	181,400,000	—
Total	$29,514,641	$5,143,075,754	$7,588,964

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$201,521	$—
Futures Contracts	3,354,469	—	—
Credit Default Swap Contracts	—	1,164,044	—
Total	$3,354,469	$1,365,565	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(333,509)	$—
Futures Contracts	(3,863,483)	—	—
Total	$(3,863,483)	$(333,509)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Senior Term Loans	$—	$1,912,013,266	$11,124,892
Corporate Obligations	—	196,568,198	—
Asset-Backed Securities	—	19,909,369	—
Short-term Investments	—	434,100,000	—
Total	$—	$2,562,590,833	$11,124,892

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,334	$—
Interest Rate Swap Contracts	—	2,707,219	—
Total	$—	$2,708,553	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(83,778)	$—
Interest Rate Swap Contracts	—	(264,174)	—
Total	$—	$(347,952)	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$477,406,804	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,158,435	488,129	—
Foreign Debt Obligations	—	12,677,050	—
Municipal Debt Obligations	—	14,527,780	—
Common Stock and/or Other Equity Investments	—	1,669,500	—
Short-term Investments	—	35,000,000	—
Total	$8,158,435	$541,769,263	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$9,684,767	$—
Forward Foreign Currency Exchange Contracts(a)	—	48,882	—
Interest Rate Swap Contracts(a)	—	2,748,952	—
Credit Default Swap Contracts(a)	—	202,813	—
Total	$—	$12,685,414	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(78,519)	$—
Futures Contracts	(1,815,856)	—	—
Interest Rate Swap Contracts	—	(1,848,858)	—
Credit Default Swap Contracts	—	(106,002)	—
Total	$(1,815,856)	$(2,033,379)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Sovereign Debt Obligations	$—	$2,301,618,156	$61,546,376
Structured Notes	—	333,898,284	—
Corporate Obligations	—	192,295,057	—
U.S. Treasury Obligations	116,250,955	—	—
Short-term Investments	—	341,000,000	—
Total	$116,250,955	$3,168,811,497	$61,546,376

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$39,581,809	$—
Futures Contracts	10,629,283	—	—
Interest Rate Swap Contracts	—	17,500,976	—
Total	$10,629,283	$57,082,785	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(53,877,515)	$—
Futures Contracts	(221,746)	—	—
Interest Rate Swap Contracts	—	(46,008,635)	—
Non-Deliverable Bond Forward Contracts	—	(59,649)	—
Total	$(221,746)	$(99,945,799)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2013:

Fixed Income Corporate Obligations
Beginning Balance as of April 1, 2013	$45,570,154
Realized gain (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	6,328,603
Purchases	9,647,619
Sales	—
Transfers into Level 3	—
Transfers out of Level 3(b)	—
Ending Balance as of June 30, 2013	$61,546,376

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$301,347,550	$—
Asset-Backed Securities	—	2,878,819	—
Short-term Investments	—	169,500,000	—
Total	$—	$473,726,369	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(19,225,937)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$4,387,253	$—
Futures Contracts(a)	266	—	—
Interest Rate Swap Contracts(a)	—	1,444,286	—
Total	$266	$5,831,539	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. MORTGAGES (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Futures Contracts	$(637,843)	$—	$—
Interest Rate Swap Contracts	—	(1,531,218)	—
Credit Default Swap Contracts	—	(143,578)	—
Total	$(637,843)	$(1,674,796)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Represents an investment that was previously valued using a single source broker quotation for which multiple sources are currently available.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Emerging Markets Debt	$25,400,000	$25,400,334	$26,074,636
High Yield	181,400,000	181,402,388	186,218,073
High Yield Floating Rate	434,100,000	434,105,716	445,629,909
Investment Grade Credit	35,000,000	35,000,461	35,929,617
Local Emerging Markets Debt	341,000,000	341,004,490	350,057,128
U.S. Mortgages	169,500,000	169,502,232	174,002,003

REPURCHASE AGREEMENTS — At June 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Emerging Markets Debt	High Yield	High Yield Floating Rate	Investment Grade Credit	Local Emerging Markets Debt	U.S. Mortgages
BNP Paribas Securities Co.	0.140%	$3,421,234	$24,433,536	$58,470,771	$4,714,299	$45,930,737	$22,830,674
Deutsche Bank Securities, Inc.	0.250	2,584,932	18,460,894	44,177,916	3,561,914	34,703,224	17,249,843
Morgan Stanley & Co. LLC	0.150	767,117	5,478,542	13,110,446	1,057,050	10,298,692	5,119,145
TD Securities (USA) LLC	0.140	3,421,234	24,433,536	58,470,771	4,714,299	45,930,737	22,830,674
Wells Fargo Securities LLC	0.150	15,205,483	108,593,492	259,870,096	20,952,438	204,136,610	101,469,664
TOTAL		$25,400,000	$181,400,000	$434,100,000	$35,000,000	$341,000,000	$169,500,000

At June 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.183% to 5.200%	07/03/13 to 04/17/20
Federal Home Loan Mortgage Corp.	0.350 to 6.500	01/07/14 to 07/01/43
Federal National Mortgage Association	0.202 to 6.625	09/17/13 to 07/01/43
Government National Mortgage Association	2.000 to 7.000	08/20/27 to 06/20/43
Tennessee Valley Authority	3.500 to 6.250	08/01/13 to 12/15/42
U.S. Treasury Bills	0.000	07/11/13 to 05/29/14
U.S. Treasury Bonds	2.750 to 7.625	08/15/23 to 05/15/43
U.S. Treasury Inflation Protected Securities	0.125 to 2.500	04/15/14 to 01/15/29
U.S. Treasury Notes	0.125 to 11.250	06/30/13 to 05/15/23

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Redemption Proceeds Risk — The High Yield Floating Rate Fund may at times purchase securities with settlement periods that are longer than the time period required to pay redemption proceeds. In unusual circumstances, the High Yield Floating Rate Fund may pay redemption proceeds up to seven calendar days following receipt of a properly executed redemption request.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 27, 2013

*	Print the name and title of each signing officer under his or her signature.